UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21852

COLUMBIA FUNDS SERIES TRUST II

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices) (Zip code)

Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 671-1947

Date of fiscal year end: January 31

Date of reporting period: January 31, 2012

Item 1.	Reports to Stockholders.

Annual Report

Annual Report

Columbia Portfolio Builder Series

Annual Report for the Period Ended January 31, 2012

This annual report describes five Funds. The objective of each Fund is the highest level of total return that is consistent with an acceptable level of risk.

>	Columbia Portfolio Builder Conservative Fund

>	Columbia Portfolio Builder Moderate Conservative Fund

>	Columbia Portfolio Builder Moderate Fund

>	Columbia Portfolio Builder Moderate Aggressive Fund

>	Columbia Portfolio Builder Aggressive Fund

Not FDIC insured ¡ No bank guarantee • May lose value

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	1

Your Fund at a Glance

Columbia Portfolio Builder Conservative Fund

FUND SUMMARY

>	Columbia Portfolio Builder Conservative Fund (the Fund) Class A shares rose 3.90% (excluding sales charge) for the 12 months ended January 31, 2012.

>	The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, rose 8.66% for the period.

>	The Fund’s domestic equity benchmark, the Russell 3000® Index, gained 3.86% for the period.

>

The Fund underperformed its Blended Index, composed of 70% Barclays Capital U.S. Aggregate Bond Index, 14% Russell 3000® Index, 10% Citigroup 3-Month U.S. Treasury Index and 6% MSCI EAFE Index (Gross), which gained 6.21% for the same time frame.

>	The Citigroup 3-Month U.S. Treasury Bill Index advanced 0.07% for the same period.

>	The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), decreased 9.16% during the same 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2012)
	1 year	5 years	Since inception 3/4/04*
Columbia Portfolio Builder Conservative Fund Class A (excluding sales charge)	+3.90%	+4.13%	+4.41%
Barclays Capital U.S. Aggregate Bond Index (unmanaged)	+8.66%	+6.70%	+5.39%
Russell 3000 Index (unmanaged)	+3.86%	+0.60%	+4.16%
Blended Index (unmanaged)	+6.21%	+5.00%	+5.06%
Citigroup 3-Month U.S. Treasury Bill Index (unmanaged)	+0.07%	+1.28%	+1.97%
MSCI EAFE Index (Gross) (unmanaged)	-9.16%	-3.39%	+4.55%

*	Fund data, Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index and MSCI EAFE Index (Gross) are from March 4, 2004. Citigroup 3-month U.S. Treasury Bill Index and Blended Index are from February 29, 2004.

(See “The Fund’s Long-term Performance” for a description of the indices)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of Columbia Portfolio Builder Conservative Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

2	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Conservative Fund

AVERAGE ANNUAL TOTAL RETURNS

at January 31, 2012
Without sales charge	1 year	5 years	Since inception
Class A (inception 3/4/04)	+3.90%	+4.13%	+4.41%
Class B (inception 3/4/04)	+3.19%	+3.34%	+3.62%
Class C (inception 3/4/04)	+3.28%	+3.36%	+3.64%
Class R* (inception 9/27/10)	+3.66%	+3.92%	+4.20%
Class R4 (inception 3/4/04)	+4.14%	+4.32%	+4.60%
Class Z* (inception 9/27/10)	+4.19%	+4.20%	+4.46%

With sales charge
Class A (inception 3/4/04)	-1.03%	+3.12%	+3.77%
Class B (inception 3/4/04)	-1.76%	+2.99%	+3.62%
Class C (inception 3/4/04)	+2.29%	+3.36%	+3.64%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	The returns shown for periods prior to the share class inception date (including returns since inception, which are since Fund inception) include the returns of the Fund’s Class A shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	3

Your Fund at a Glance

Columbia Portfolio Builder Moderate Conservative Fund

FUND SUMMARY

>	Columbia Portfolio Builder Moderate Conservative Fund (the Fund) Class A shares gained 4.19% (excluding sales charge) for the 12 months ended January 31, 2012.

>	The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, rose 8.66% for the period.

>	The Fund’s domestic equity benchmark, the Russell 3000® Index, gained 3.86% for the period.

>

The Fund underperformed its Blended Index, composed of 60% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000® Index, 10% MSCI EAFE Index (Gross) and 5% Citigroup 3-Month U.S. Treasury Index, which increased 5.46% for the same time frame.

>	The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), decreased 9.16% during the same 12-month period.

>	The Citigroup 3-Month U.S. Treasury Bill Index advanced 0.07% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2012)
	1 year	5 years	Since inception 3/4/04*
Columbia Portfolio Builder Moderate Conservative Fund Class A (excluding sales charge)	+4.19%	+4.05%	+5.05%
Barclays Capital U.S. Aggregate Bond Index (unmanaged)	+8.66%	+6.70%	+5.39%
Russell 3000 Index (unmanaged)	+3.86%	+0.60%	+4.16%
Blended Index (unmanaged)	+5.46%	+4.30%	+5.16%
MSCI EAFE Index (Gross) (unmanaged)	-9.16%	-3.39%	+4.55%
Citigroup 3-Month U.S. Treasury Bill Index (unmanaged)	+0.07%	+1.28%	+1.97%

*	Fund data, Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index and MSCI EAFE Index (Gross) are from March 4, 2004. Citigroup 3-month U.S. Treasury Bill Index and Blended Index are from February 29, 2004.

(See “The Fund’s Long-term Performance” for a description of the indices)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of Columbia Portfolio Builder Moderate Conservative Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

4	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Moderate Conservative Fund

AVERAGE ANNUAL TOTAL RETURNS

at January 31, 2012
Without sales charge	1 year	5 years	Since inception
Class A (inception 3/4/04)	+4.19%	+4.05%	+5.05%
Class B (inception 3/4/04)	+3.48%	+3.26%	+4.26%
Class C (inception 3/4/04)	+3.46%	+3.27%	+4.26%
Class R* (inception 9/27/10)	+4.03%	+3.84%	+4.84%
Class R4 (inception 3/4/04)	+4.36%	+4.26%	+5.24%
Class Z* (inception 9/27/10)	+4.49%	+4.13%	+5.10%

With sales charge
Class A (inception 3/4/04)	-0.78%	+3.05%	+4.40%
Class B (inception 3/4/04)	-1.52%	+2.91%	+4.26%
Class C (inception 3/4/04)	+2.46%	+3.27%	+4.26%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	The returns shown for periods prior to the share class inception date (including returns since inception, which are since Fund inception) include the returns of the Fund’s Class A shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	5

Your Fund at a Glance

Columbia Portfolio Builder Moderate Fund

FUND SUMMARY

>	Columbia Portfolio Builder Moderate Fund (the Fund) Class A shares rose 2.84% (excluding sales charge) for the 12 months ended January 31, 2012.

>	The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, rose 8.66% for the period.

>	The Fund’s domestic equity benchmark, the Russell 3000® Index, gained 3.86% for the period.

>

The Fund underperformed its Blended Index, composed of 50% Barclays Capital U.S. Aggregate Bond Index, 35% Russell 3000® Index and 15% MSCI EAFE Index (Gross), which gained 4.58% for the same time frame.

>	The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), decreased 9.16% during the same 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2012)
	1 year	5 years	Since inception 3/4/04
Columbia Portfolio Builder Moderate Fund Class A (excluding sales charge)	+2.84%	+3.27%	+5.20%
Barclays Capital U.S. Aggregate Bond Index (unmanaged)	+8.66%	+6.70%	+5.39%
Russell 3000 Index (unmanaged)	+3.86%	+0.60%	+4.16%
Blended Index (unmanaged)	+4.58%	+3.55%	+5.25%
MSCI EAFE Index (Gross) (unmanaged)	-9.16%	-3.39%	+4.55%

(See “The Fund’s Long-term Performance” for a description of the indices)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of all other Columbia Portfolio Builder Moderate Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

6	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Moderate Fund

AVERAGE ANNUAL TOTAL RETURNS

at January 31, 2012
Without sales charge	1 year	5 years	Since inception
Class A (inception 3/4/04)	+2.84%	+3.27%	+5.20%
Class B (inception 3/4/04)	+2.03%	+2.49%	+4.40%
Class C (inception 3/4/04)	+2.10%	+2.51%	+4.41%
Class R* (inception 9/27/10)	+2.66%	+3.03%	+4.95%
Class R4 (inception 3/4/04)	+2.94%	+3.50%	+5.42%
Class Z* (inception 9/27/10)	+3.15%	+3.35%	+5.25%

With sales charge
Class A (inception 3/4/04)	-3.05%	+2.06%	+4.42%
Class B (inception 3/4/04)	-2.97%	+2.15%	+4.40%
Class C (inception 3/4/04)	+1.10%	+2.51%	+4.41%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	The returns shown for periods prior to the share class inception date (including returns since inception, which are since Fund inception) include the returns of the Fund’s Class A shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	7

Your Fund at a Glance

Columbia Portfolio Builder Moderate Aggressive Fund

FUND SUMMARY

>	Columbia Portfolio Builder Moderate Aggressive Fund (the Fund) Class A shares increased 1.57% (excluding sales charge) for the 12 months ended January 31, 2012.

>	The Fund’s domestic equity benchmark, the Russell 3000® Index, gained 3.86% for the period.

>	The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, rose 8.66% for the period.

>

The Fund underperformed its Blended Index, composed of 46% Russell 3000® Index, 35% Barclays Capital U.S. Aggregate Bond Index and 19% MSCI EAFE Index (Gross), which gained 3.29% for the same time frame.

>	The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), decreased 9.16% during the same 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2012)
	1 year	5 years	Since inception 3/4/04
Columbia Portfolio Builder Moderate Aggressive Fund Class A (excluding sales charge)	+1.57%	+2.11%	+4.82%
Russell 3000 Index (unmanaged)	+3.86%	+0.60%	+4.16%
Barclays Capital U.S. Aggregate Bond Index (unmanaged)	+8.66%	+6.70%	+5.39%
Blended Index (unmanaged)	+3.29%	+2.44%	+5.06%
MSCI EAFE Index (Gross) (unmanaged)	-9.16%	-3.39%	+4.55%

(See “The Fund’s Long-term Performance” for a description of the indices)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of all other Columbia Portfolio Builder Moderate Aggressive Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

8	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Moderate Aggressive Fund

AVERAGE ANNUAL TOTAL RETURNS

at January 31, 2012
Without sales charge	1 year	5 years	Since inception
Class A (inception 3/4/04)	+1.57%	+2.11%	+4.82%
Class B (inception 3/4/04)	+0.87%	+1.35%	+4.03%
Class C (inception 3/4/04)	+0.85%	+1.35%	+4.04%
Class R* (inception 9/27/10)	+1.31%	+1.90%	+4.61%
Class R4 (inception 3/4/04)	+1.82%	+2.34%	+5.05%
Class Z* (inception 9/27/10)	+1.89%	+2.19%	+4.87%

With sales charge
Class A (inception 3/4/04)	-4.26%	+0.91%	+4.04%
Class B (inception 3/4/04 )	-4.12%	+1.01%	+4.03%
Class C (inception 3/4/04)	-0.15%	+1.35%	+4.04%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	The returns shown for periods prior to the share class inception date (including returns since inception, which are since Fund inception) include the returns of the Fund’s Class A shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	9

Your Fund at a Glance

Columbia Portfolio Builder Aggressive Fund

FUND SUMMARY

>	Columbia Portfolio Builder Aggressive Fund (the Fund) Class A shares rose 0.60% (excluding sales charge) for the 12 months ended January 31, 2012.

>	The Fund’s domestic equity benchmark, the Russell 3000® Index, gained 3.86% for the period.

>	The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, rose 8.66% for the period.

>

The Fund underperformed its Blended Index, composed of 56% Russell 3000® Index, 24% MSCI EAFE Index (Gross) and 20% Barclays Capital U.S. Aggregate Bond Index, which gained 1.81% for the same time frame.

>	The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), decreased 9.16% during the same 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2012)
	1 year	5 years	Since inception 3/4/04
Columbia Portfolio Builder Aggressive Fund Class A (excluding sales charge)	+0.60%	+0.86%	+4.45%
Russell 3000 Index (unmanaged)	+3.86%	+0.60%	+4.16%
Barclays Capital U.S. Aggregate Bond Index (unmanaged)	+8.66%	+6.70%	+5.39%
Blended Index (unmanaged)	+1.81%	+1.21%	+4.80%
MSCI EAFE Index (Gross) (unmanaged)	-9.16%	-3.39%	+4.55%

(See “The Fund’s Long-term Performance” for a description of the indices)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of all other Columbia Portfolio Builder Aggressive Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

10	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Aggressive Fund

AVERAGE ANNUAL TOTAL RETURNS

at January 31, 2012
Without sales charge	1 year	5 years	Since inception
Class A (inception 3/4/04)	+0.60%	+0.86%	+4.45%
Class B (inception 3/4/04)	-0.22%	+0.09%	+3.65%
Class C (inception 3/4/04)	-0.23%	+0.09%	+3.64%
Class R* (inception 9/27/10)	+0.33%	+0.64%	+4.23%
Class R4 (inception 3/4/04)	+0.64%	+1.07%	+4.65%
Class Z* (inception 9/27/10)	+0.83%	+0.94%	+4.50%

with sales charge
Class A (inception 3/4/04)	-5.21%	-0.32%	+3.68%
Class B (inception 3/4/04)	-5.19%	-0.25%	+3.65%
Class C (inception 3/4/04)	-1.22%	+0.09%	+3.64%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	The returns shown for periods prior to the share class inception date (including returns since inception, which are since Fund inception) include the returns of the Fund’s Class A shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	11

Manager Commentary

Effective June 3, 2011, the Portfolio Builder Total Equity Fund merged into the Columbia LifeGoal Growth Portfolio. Effective November 16, 2011, Melda Mergen and Beth Vanney joined the Portfolio Builder Series portfolio management team and David Joy, Kent Bergene and Kent Peterson assumed other responsibilities within the firm.

Dear Shareholder,

Each of the five Funds in the Columbia Portfolio Builder Series (“the Funds” or “each Fund”) underperformed its respective blended benchmark for the 12-month period ended January 31, 2012, as shown in the tables on pages 2 to 11. During the same time frame, the Funds’ domestic equity benchmark, the Russell 3000® Index, gained 3.86%, while the Funds’ bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, rose 8.66%. The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), declined 9.16%, while the Citigroup 3-Month U.S. Treasury Bill Index advanced 0.07% for the period.

Performance measures

Each Fund has a Blended Index benchmark as described below.

•	Columbia Portfolio Builder Conservative Fund — 70% Barclays Capital U.S. Aggregate Bond Index, 14% Russell 3000® Index, 10% Citigroup 3-Month U.S. Treasury Bill Index and 6% MSCI EAFE Index (Gross).

•

Columbia Portfolio Builder Moderate Conservative Fund — 60% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000® Index, 10% MSCI EAFE Index (Gross) and 5% Citigroup 3-Month U.S. Treasury Bill Index.

•	Columbia Portfolio Builder Moderate Fund — 50% Barclays Capital U.S. Aggregate Bond Index, 35% Russell 3000® Index and 15% MSCI EAFE Index (Gross).

•	Columbia Portfolio Builder Moderate Aggressive Fund — 46% Russell 3000® Index, 35% Barclays Capital U.S. Aggregate Bond Index and 19% MSCI EAFE Index (Gross).

•	Columbia Portfolio Builder Aggressive Fund — 56% Russell 3000® Index, 24% MSCI EAFE Index (Gross) and 20% Barclays Capital U.S. Aggregate Bond Index.

Significant performance factors

Equities: Global equity markets generated mixed results during the 12 months ended January 31, 2012 despite posting strong gains in the final quarter of 2011. U.S. equity indices posted low single-digit gains on average. Within the U.S. equity market, large-cap stocks modestly outperformed small-cap and mid-cap stocks, and growth stocks outperformed value stocks across the capitalization spectrum. International stocks generally declined, underperforming the U.S. equity market overall, as the U.S. dollar strengthened and concerns regarding European sovereign debt heightened. Emerging market equities also retreated somewhat, with the MSCI Emerging Markets Index down 6.64% over the fiscal year.

The annual period proved to be much like the changing seasons. A cyclical bull market lasted from the beginning of the annual period in February 2011 through most of April 2011. Then a cyclical bear market dominated from May through September 2011 followed by a post market-bottom environment from October 2011 through the end of the annual period. During the cyclical bear market, more defensive investment strategies, such as those that emphasize factors related to higher quality, lower volatility and sensitivity to a strengthening U.S. dollar, tended to perform better. In the post market-bottom conditions of the last months of the annual period, more aggressive investment strategies, including price reversion, higher beta and small-cap, performed well. (Price reversion is an investment strategy involving the purchase or sale of stocks based on the theory that prices eventually move back toward the historical mean or average of the price. Beta is a measure of sensitivity to market movements.) For the annual period as a whole, the factors that worked best in identifying areas of equity strength fell into one of two categories — efficiency or profitability. Indicators of efficiency included strong operating cash flow and/or high earnings before interest and taxes (EBIT)-to-asset ratios. Profitability indicators that worked well for screening names in the equity universe during the annual period included high levels of return on assets (ROA) or return on investment (ROI).

12	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

For each Fund, an emphasis throughout the fiscal year on dividend-paying equities proved particularly advantageous, as two underlying funds that focus on high quality dividend paying equities were notable contributors to total returns during the annual period. In addition, underlying funds that focus on large-cap equities wherein stock selection was driven by quantitative models added value, as these underlying funds generated both strong absolute and relative results during the annual period. Conversely, exposure to international developed and emerging market equities hampered the Funds’ results. The Funds’ were largely underweighted these areas throughout the 12 months, however they still hurt relative performance as U.S. equity markets proved to offer a better store of value during the annual period than either international developed or emerging market equities. Similarly, while the Funds were underweight underlying funds utilizing U.S. mid-cap and small-cap value oriented strategies, these underlying funds lagged their respective benchmark indices, thus detracting from the Funds’ relative results during the annual period.

Fixed Income: The fixed income market posted consistently positive returns during the annual period, led by strength in interest rate-sensitive sectors, such as U.S. Treasuries, government agency securities and Treasury inflation-protected securities (TIPS). Emerging market bonds also performed well, as inflation came under control in key regions and solid economic growth was forecasted for 2012. More credit-sensitive sectors, such as high yield corporate bonds, lagged the Barclays Capital U.S. Aggregate Bond Index but still managed to post modestly positive total returns during the annual period. Cash produced the lowest returns in the Fund’s fixed income investable universe, gaining only modest ground, as the Federal Reserve Board (the Fed) held short-term interest rates near zero throughout the annual period.

Against this backdrop, the Funds’ fixed income allocation was a leading contributor to performance during the annual period. Specifically, strong absolute and relative returns from underlying funds focused on corporate credit, both investment grade and high yield, added value during the annual period. Exposure to TIPS, emerging market bonds, government mortgage-backed securities and U.S. Treasury-issued debt also contributed favorably to the Funds’ returns, as each were areas of strength during the annual period. On the other hand, having an underweighted allocation to U.S. Treasury-issued debt compared to the Funds’ respective blended benchmarks detracted from relative results, as holding more of this strongly-performing strategy would have enabled the Funds to capture improved relative performance. In our view, however, U.S. Treasury-issued debt did not hold significant appeal, as interest rates were being held down by the Fed and the risk of rising rates loomed, even if perhaps 12 to 24 or more months down the road.

Alternative Assets: The Funds’ primary exposure to alternative assets was via a small allocation to underlying funds employing absolute return strategies. Indeed, the Funds held no position in Columbia Absolute Return Currency and Income Fund during the annual period but established positions in three other absolute return-oriented underlying funds, including an absolute return multi-strategy offering, an enhanced version of the same multi-strategy design, and an absolute return emerging market macro strategy. All three of these underlying funds performed well during the annual period. We presently to believe alternative asset investments can help buffer the Funds from heightened volatility while simultaneously generating a potential new source of return that has low, or in some cases, no correlation to traditional stock and bond markets. At the end of the annual period, Columbia Portfolio Builder Moderate Aggressive Fund and Columbia Portfolio Builder Aggressive Fund additionally held a modest exposure to real estate securities. We eliminated a direct allocation to real estate securities in the other Funds during the annual period.

Generally speaking, global manufacturing and other cyclical economic indicators, such as U.S. jobless claims and payrolls, showed signs of improvement toward the end of the annual period, lending support, in our view, to a more sustainable recovery in the U.S.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	13

Manager Commentary (continued)

Columbia Portfolio Builder Series

How each fund seeks four levels of asset allocation and diversification

14	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Changes to the Funds’ portfolios

Overall, we sought to reduce the Funds’ exposure to risk during the early summer months, as it was then that the financial markets were beginning to be fixated on the emerging verbal sparring coming out of the political circles in Washington D.C. Also, Europe’s struggles with fiscal soundness were heightening. These macro challenges, along with a slowing of economic growth in the emerging markets and supply chain constraints tied to the natural disasters that struck Japan the prior spring, all weighed on investor sentiment. For these reasons and others more closely tied to the fundamental backdrop, we felt it prudent to modestly reduce the Funds’ exposure to equities, moving to an underweighted allocation versus the Funds’ long-term strategic neutral benchmark assignments, and to increase the Funds’ exposure to fixed income and alternative assets. These risk-reduction strategies generally served the Funds’ results well, especially during the final months of summer 2011. While we subsequently maintained the Funds’ somewhat conservative positioning, we took small incremental steps to add some risk back into the Funds toward the end of the annual period. We implemented this strategy by adding to the Funds’ equity positions, both across the market capitalization spectrum and across regions, including the U.S., Europe and Pacific-Asia ex Japan.

Colin Moore, AIIMR	Anwiti Bahugana, Ph.D.	Melda Mergen, CFA, CAIA
Portfolio Manager	Portfolio Manager	Portfolio Manager

Marie Schofield, CFA	Beth Vanney, CFA
Portfolio Manager	Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Columbia Management Investment Advisers, LLC (the Investment Manager) or any subadviser to the Fund or any other person in the Investment Manager or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and the Investment Manager disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fund.

Past Performance is not a guarantee of future results.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	15

The Fund’s Long-term Performance

Columbia Portfolio Builder Conservative Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Columbia Portfolio Builder Conservative Fund Class A shares (from 3/4/04 to 1/31/12) as compared to the performance of the Barclays Capital U.S. Aggregate Bond Index and Russell® 3000 Index, as well as a Blended Index, consisting of the Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index, Citigroup 3-Month Treasury Bill Index and the Morgan Stanley Capital International (MSCI) EAFE Index (Gross). In comparing the Fund’s Class A shares to these indices, you should take into account the fact that the Fund’s performance reflects the maximum initial sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see “Past Performance” in the Fund’s current prospectus.

COMPARATIVE RESULTS
Results at January 31, 2012
		1 year	5 years	Since inception* 3/4/04
Columbia Portfolio Builder Conservative Fund (includes sales charge)
Class A	Cumulative value of $10,000	$9,897	$11,659	$13,402
	Average annual total return	-1.03%	+3.12%	+3.77%
Barclays Capital U.S. Aggregate Bond Index(1)
	Cumulative value of $10,000	$10,866	$13,827	$15,145
	Average annual total return	+8.66%	+6.70%	+5.39%
Russell 3000 Index(2)
	Cumulative value of $10,000	$10,386	$10,302	$13,804
	Average annual total return	+3.86%	+0.60%	+4.16%
Blended Index(3)
	Cumulative value of $10,000	$10,621	$12,760	$14,789
	Average annual total return	+6.21%	+5.00%	+5.06%
Citigroup 3-Month U.S. Treasury Bill Index(4)
	Cumulative value of $10,000	$10,007	$10,656	$11,673
	Average annual total return	+0.07%	+1.28%	+1.97%
MSCI EAFE Index (Gross)(5)
	Cumulative value of $10,000	$9,084	$8,415	$14,221
	Average annual total return	-9.16%	-3.39%	+4.55%

*	Fund data, Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index and MSCI EAFE Index (Gross) are from March 4, 2004. Citigroup 3-month U.S. Treasury Bill Index and Blended Index are from February 29, 2004.

Results for other share classes can be found on page 3.

16	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

(1)

The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2)

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3)

The Portfolio Builder Conservative Fund Blended Index consists of 70% Barclays Capital U.S. Aggregate Bond Index, 14% Russell 3000 Index, 10% Citigroup 3-Month U.S. Treasury Bill Index and 6% MSCI EAFE Index (Gross). The Citigroup 3-Month U.S. Treasury Bill Index and the MSCI EAFE Index (Gross) are shown in the table because they are separate components of the Blended Index.

(4)	The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.
(5)

The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

The indices reflect reinvestment of all distributions and changes in market prices.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	17

The Fund’s Long-term Performance

Columbia Portfolio Builder Moderate Conservative Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Columbia Portfolio Builder Moderate Conservative Fund Class A shares (from 3/4/04 to 1/31/12) as compared to the performance of the Barclays Capital U.S. Aggregate Bond Index and Russell® 3000 Index, as well as a Blended Index, consisting of the Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index, the Citigroup 3-Month Treasury Bill Index and the Morgan Stanley Capital International (MSCI) EAFE Index (Gross). In comparing the Fund’s Class A shares to these indices, you should take into account the fact that the Fund’s performance reflects the maximum initial sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see “Past Performance” in the Fund’s current prospectus.

COMPARATIVE RESULTS
Results at January 31, 2012
		1 year	5 years	Since inception* 3/4/04
Columbia Portfolio Builder Moderate Conservative Fund (includes sales charge)
Class A	Cumulative value of $10,000	$9,922	$11,620	$14,063
	Average annual total return	-0.78%	+3.05%	+4.40%
Barclays Capital U.S. Aggregate Bond Index(1)
	Cumulative value of $10,000	$10,866	$13,827	$15,145
	Average annual total return	+8.66%	+6.70%	+5.39%
Russell 3000 Index(2)
	Cumulative value of $10,000	$10,386	$10,302	$13,804
	Average annual total return	+3.86%	+0.60%	+4.16%
Blended Index(3)
	Cumulative value of $10,000	$10,546	$12,341	$14,903
	Average annual total return	+5.46%	+4.30%	+5.16%
Citigroup 3-Month U.S. Treasury Bill Index(4)
	Cumulative value of $10,000	$10,007	$10,656	$11,673
	Average annual total return	+0.07%	+1.28%	+1.97%
MSCI EAFE Index (Gross)(5)
	Cumulative value of $10,000	$9,084	$8,415	$14,221
	Average annual total return	-9.16%	-3.39%	+4.55%

*	Fund data, Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index and MSCI EAFE Index (Gross) are from March 4, 2004. Citigroup 3-month U.S. Treasury Bill Index and Blended Index are from February 29, 2004.

Results for other share classes can be found on page 5.

18	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

(1)

The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2)

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3)

The Portfolio Builder Moderate Conservative Fund Blended Index consists of 60% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000 Index, 10% MSCI EAFE Index (Gross) and 5% Citigroup 3-Month U.S. Treasury Bill Index. The MSCI EAFE Index (Gross) and the Citigroup 3-Month U.S. Treasury Bill Index are shown in the table because they are separate components of the Blended Index.

(4)	The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.
(5)

The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

The indices reflect reinvestment of all distributions and changes in market prices.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	19

The Fund’s Long-term Performance

Columbia Portfolio Builder Moderate Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Columbia Portfolio Builder Moderate Fund Class A shares (from 3/4/04 to 1/31/12) as compared to the performance of the Barclays Capital U.S. Aggregate Bond Index and Russell® 3000 Index, as well as a Blended Index, consisting of the Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index and the Morgan Stanley Capital International (MSCI) EAFE Index (Gross). In comparing the Fund’s Class A shares to these indices, you should take into account the fact that the Fund’s performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see “Past Performance” in the Fund’s current prospectus.

COMPARATIVE RESULTS
Results at January 31, 2012
		1 year	5 years	Since inception 3/4/04
Columbia Portfolio Builder Moderate Fund (includes sales charge)
Class A	Cumulative value of $10,000	$9,695	$11,705	$14,079
	Average annual total return	-3.05%	+2.06%	+4.42%
Barclays Capital U.S. Aggregate Bond Index(1)
	Cumulative value of $10,000	$10,866	$13,827	$15,145
	Average annual total return	+8.66%	+6.70%	+5.39%
Russell 3000 Index(2)
	Cumulative value of $10,000	$10,386	$10,302	$13,804
	Average annual total return	+3.86%	+0.60%	+4.16%
Blended Index(3)
	Cumulative value of $10,000	$10,458	$11,908	$14,989
	Average annual total return	+4.58%	+3.55%	+5.25%
MSCI EAFE Index (Gross)(4)
	Cumulative value of $10,000	$9,084	$8,415	$14,221
	Average annual total return	-9.16%	-3.39%	+4.55%

Results for other share classes can be found on page 7.

20	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

(1)

The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2)

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3)

The Portfolio Builder Moderate Fund Blended Index consists of 50% Barclays Capital U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index (Gross). The MSCI EAFE Index (Gross) is shown in the table because it is a separate component of the Blended Index.

(4)

The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

The indices reflect reinvestment of all distributions and changes in market prices.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	21

The Fund’s Long-term Performance

Columbia Portfolio Builder Moderate Aggressive Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Columbia Portfolio Builder Moderate Aggressive Fund Class A shares (from 3/4/04 to 1/31/12) as compared to the performance of the Russell® 3000 Index and Barclays Capital U.S. Aggregate Bond Index, as well as a Blended Index, consisting of the Russell 3000 Index, Barclays Capital U.S. Aggregate Bond Index and the Morgan Stanley Capital International (MSCI) EAFE Index (Gross). In comparing the Fund’s Class A shares to these indices, you should take into account the fact that the Fund’s performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see “Past Performance” in the Fund’s current prospectus.

COMPARATIVE RESULTS
Results at January 31, 2012
		1 year	5 years	Since inception 3/4/04
Columbia Portfolio Builder Moderate Aggressive Fund (includes sales charge)
Class A	Cumulative value of $10,000	$9,574	$10,461	$13,683
	Average annual total return	-4.26%	+0.91%	+4.04%
Russell 3000 Index(1)
	Cumulative value of $10,000	$10,386	$10,302	$13,804
	Average annual total return	+3.86%	+0.60%	+4.16%
Barclays Capital U.S. Aggregate Bond Index(2)
	Cumulative value of $10,000	$10,866	$13,827	$15,145
	Average annual total return	+8.66%	+6.70%	+5.39%
Blended Index(3)
	Cumulative value of $10,000	$10,329	$11,283	$14,774
	Average annual total return	+3.29%	+2.44%	+5.06%
MSCI EAFE Index (Gross)(4)
	Cumulative value of $10,000	$9,084	$8,415	$14,221
	Average annual total return	-9.16%	-3.39%	+4.55%

Results for other share classes can be found on page 9.

22	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

(1)

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2)

The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3)

The Portfolio Builder Moderate Aggressive Fund Blended Index consists of 46% Russell 3000 Index, 35% Barclays Capital U.S. Aggregate Bond Index and 19% MSCI EAFE Index (Gross). The MSCI EAFE Index (Gross) is shown in the table because it is a separate component of the Blended Index.

(4)

The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

The indices reflect reinvestment of all distributions and changes in market prices.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	23

The Fund’s Long-term Performance

Columbia Portfolio Builder Aggressive Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Columbia Portfolio Builder Aggressive Fund Class A shares (from 3/4/04 to 1/31/12) as compared to the performance of the Russell® 3000 Index and Barclays Capital U.S. Aggregate Bond Index, as well as a Blended Index, consisting of the Russell 3000 Index, the Barclays Capital U.S. Aggregate Bond Index and the Morgan Stanley Capital International (MSCI) EAFE Index (Gross). In comparing the Fund’s Class A shares to these indices, you should take into account the fact that the Fund’s performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see “Past Performance” in the Fund’s current prospectus.

COMPARATIVE RESULTS
Results at January 31, 2012
		1 year	5 years	Since inception 3/4/04
Columbia Portfolio Builder Aggressive Fund (includes sales charge)
Class A	Cumulative value of $10,000	$9,479	$9,841	$13,308
	Average annual total return	-5.21%	-0.32%	+3.68%
Russell 3000 Index(1)
	Cumulative value of $10,000	$10,386	$10,302	$13,804
	Average annual total return	+3.86%	+0.60%	+4.16%
Barclays Capital U.S. Aggregate Bond Index(2)
	Cumulative value of $10,000	$10,866	$13,827	$15,145
	Average annual total return	+8.66%	+6.70%	+5.39%
Blended Index(3)
	Cumulative value of $10,000	$10,181	$10,621	$14,494
	Average annual total return	+1.81%	+1.21%	+4.80%
MSCI EAFE Index (Gross)(4)
	Cumulative value of $10,000	$9,084	$8,415	$14,221
	Average annual total return	-9.16%	-3.39%	+4.55%

Results for other share classes can be found on page 11.

24	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

(1)

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2)

The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3)

The Portfolio Builder Aggressive Fund Blended Index consists of 56% Russell 3000 Index, 24% MSCI EAFE Index (Gross) and 20% Barclays Capital U.S. Aggregate Bond Index. The MSCI EAFE Index (Gross) is shown in the table because it is a separate component of the Blended Index.

(4)

The Morgan Stanley Capital International (MSCI) EAFE Index (Gross), an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

The indices reflect reinvestment of all distributions and changes in market prices.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	25

Investment Changes

Columbia Portfolio Builder Conservative Fund

Fund holdings at January 31, 2012

(Unaudited)

	% of Fund’s portfolio assets	% of Fund’s portfolio assets 6 months ago
Equity Funds
Includes large cap, international, mid cap, real estate, small cap, small-mid cap
Columbia Acorn International Fund(1)	0.2%	1.0%
Columbia Pacific/Asia Fund	0.7	0.3
Columbia Contrarian Core Fund	2.2	1.7
Columbia Diversified Equity Income Fund	—	1.0
Columbia Dividend Income Fund	1.8	1.2
Columbia Dividend Opportunity Fund	1.7	0.7
Columbia Emerging Markets Fund	0.3	0.2
Columbia European Equity Fund	1.5	0.7
Columbia Large Cap Core Fund	0.5	0.5
Columbia Large Cap Growth Fund	1.3	2.0
Columbia Large Core Quantitative Fund	1.3	1.2
Columbia Large Growth Quantitative Fund	1.8	1.5
Columbia Mid Cap Growth Fund	0.8	0.5
Columbia Mid Cap Value Fund	0.3	0.5
Columbia Mid Cap Value Opportunity Fund	0.4	1.0
Columbia Multi-Advisor International Equity Fund	—	2.5
Columbia Multi-Advisor Small Cap Value Fund	—	0.5
Columbia Select Large Cap Growth Fund	—	0.5
Columbia Select Large-Cap Value Fund	—	0.5
Columbia Select Smaller-Cap Value Fund	—	0.2
Columbia Small Cap Growth Fund I	—	0.6
	14.8%	18.8%
Fixed-Income Funds
Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected, convertible
CMG Ultra-Short Term Bond Fund	4.7%	—%
Columbia Convertible Securities Fund	4.1	4.2
Columbia Corporate Income Fund	18.1	—
Columbia Diversified Bond Fund	—	17.1
Columbia Emerging Markets Bond Fund	5.0	—
.Columbia Global Bond Fund	—	5.1
Columbia Income Opportunities Fund	—	4.5
Columbia Inflation Protected Securities Fund	5.0	6.6
Columbia Limited Duration Credit Fund	10.9	16.0
Columbia Short Term Bond Fund	—	11.0
Columbia U.S. Government Mortgage Fund	23.9	9.0
Columbia U.S. Treasury Index Fund	7.9	2.2
	79.6%	75.7%

26	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Conservative Fund

	% of Fund’s portfolio assets	% of Fund’s portfolio assets 6 months ago
Alternative Investments
Columbia Absolute Return Emerging Markets Macro Fund	1.3%	—%
Columbia Absolute Return Multi-Strategy Fund	2.0	1.0
Columbia Flexible Capital Income Fund	2.1	—
	5.4%	1.0%
Money Markets Funds
Columbia Money Market Fund	0.0%*	4.5%
Columbia Short-Term Cash Fund	0.2	—
	0.2%	4.5%
	100.0%	100.0%

*	Rounds to less than 0.1%.

(1)	RiverSource Partners International Select Growth Fund merged into Acorn International Fund as of August 12, 2011.

Portfolio Allocation

(at January 31, 2012; % of portfolio assets)

Equity Funds(1)	14.8%
Fixed-Income Funds(2)	79.6
Alternative Investments(3)	5.4
Money Market Funds(4)	0.2

(1)	Includes U.S. Large Cap 7.1%, Dividend Income 3.5%, International 2.7% and U.S. Mid Cap 1.5%.

(2)	Includes Investment Grade 65.5%, Emerging Markets 5.0%, Inflation Protected Securities 5.0% and Convertible 4.1%.

(3)	Comprised of investments in Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Multi-Strategy Fund, and Columbia Flexible Capital Income Fund.

(4)	Comprised of investments in the Columbia Money Market Fund and Columbia Short-Term Cash Fund.

Top Five Holdings

(at January 31, 2012; % of portfolio assets)

Columbia U.S. Government Mortgage Fund	23.9%
Columbia Corporate Income Fund	18.1
Columbia Limited Duration Credit Fund	10.9
Columbia U.S. Treasury Index Fund	7.9
Columbia Emerging Markets Bond Fund	5.0

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	27

Investment Changes

Columbia Portfolio Builder Moderate Conservative Fund

Fund holdings at January 31, 2012

(Unaudited)

	% of Fund’s portfolio assets	% of Fund’s portfolio assets 6 months ago
Equity Funds
Includes large cap, international, mid cap, real estate, small cap, small-mid cap
Columbia Acorn International Fund(1)	0.4%	2.3%
Columbia Pacific/Asia Fund	1.7	0.3
Columbia Contrarian Core Fund	3.3	2.2
Columbia Diversified Equity Income Fund	—	2.0
Columbia Dividend Income Fund	2.3	1.2
Columbia Dividend Opportunity Fund	4.0	1.5
Columbia Emerging Markets Fund	0.7	0.6
Columbia European Equity Fund	3.1	0.9
Columbia Greater China Fund	1.0	—
Columbia Large Cap Core Fund	1.3	1.0
Columbia Large Cap Growth Fund	2.0	3.0
Columbia Large Core Quantitative Fund	2.1	1.7
Columbia Large Growth Quantitative Fund	3.0	2.0
Columbia Mid Cap Growth Fund	2.0	0.7
Columbia Mid Cap Value Fund	0.8	0.7
Columbia Mid Cap Value Opportunity Fund	1.5	1.5
Columbia Multi-Advisor International Equity Fund	—	3.3
Columbia Multi-Advisor Small Cap Value Fund	0.3	0.7
Columbia Select Large Cap Growth Fund	—	0.7
Columbia Select Large-Cap Value Fund	—	1.0
Columbia Small Cap Growth Fund I	0.7	1.4
	30.2%	28.7%
Fixed-Income Funds
Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected, convertible
CMG Ultra-Short Term Bond Fund	1.7%	—%
Columbia Convertible Securities Fund	2.1	3.7
Columbia Corporate Income Fund	17.1	—
Columbia Diversified Bond Fund	—	21.6
Columbia Emerging Markets Bond Fund	5.0	—
Columbia Floating Rate Fund	—	1.2
Columbia Global Bond Fund	—	5.1
Columbia Income Opportunities Fund	2.0	5.1
Columbia Inflation Protected Securities Fund	3.0	5.3
Columbia Limited Duration Credit Fund	6.9	10.0
Columbia Short Term Bond Fund	—	5.7
Columbia U.S. Government Mortgage Fund	20.4	7.0
Columbia U.S. Treasury Index Fund	4.9	2.0
	63.1%	66.7%

28	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Moderate Conservative Fund

	% of Fund’s portfolio assets	% of Fund’s portfolio assets 6 months ago
Alternative Investments
Columbia Absolute Return Currency and Income Fund	—%	1.0%
Columbia Absolute Return Emerging Markets Macro Fund	2.5	—
Columbia Absolute Return Multi-Strategy Fund	1.9	1.0
Columbia Flexible Capital Income Fund	2.1	—
	6.5%	2.0%
Money Market Funds
Columbia Money Market Fund	0.0%*	2.6%
Columbia Short-Term Cash Fund	0.2	—
	0.2%	2.6%
	100.0%	100.0%

*	Rounds to less than 0.1%

(1)	RiverSource Partners International Select Growth Fund merged into Acorn International Fund as of August 12, 2011.

Portfolio Allocation

(at January 31, 2012; % of portfolio assets)

Equity Funds(1)	30.2%
Fixed-Income Funds(2)	63.1
Alternative Investments(3)	6.5
Money Market Funds(4)	0.2

(1)	Includes U.S. Large Cap 11.7%, International 6.9%, Dividend Income 6.3%, U.S. Mid Cap 4.3 and U.S. Small Cap 1.0%.

(2)	Includes Investment Grade 53.0%, Emerging Markets 5.0% and Inflation Protected Securities 3.0% and Convertible 2.1%.

(3)	Comprised of investments in Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Multi Strategy Fund and Columbia Flexible Capital Income Fund.

(4)	Comprised of investments in the Columbia Money Market Fund and Columbia Short-Term Cash Fund.

Top Five Holdings

(at January 31, 2012; % of portfolio assets)

Columbia U.S. Government Mortgage Fund	20.4%
Columbia Corporate Income Fund	17.1
Columbia Limited Duration Credit Fund	6.9
Columbia Emerging Markets Bond Fund	5.0
Columbia U.S. Treasury Index Fund	4.9

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	29

Investment Changes

Columbia Portfolio Builder Moderate Fund

Fund holdings at January 31, 2012

(Unaudited)

	% of Fund’s portfolio assets	% of Fund’s portfolio assets 6 months ago
Equity Funds
Includes large cap, international, mid cap, real estate, small cap, small-mid cap
Columbia Acorn International Fund(1)	0.6%	3.6%
Columbia Pacific/Asia Fund	3.0	0.5
Columbia Contrarian Core Fund	3.8	4.2
Columbia Diversified Equity Income Fund	—	2.7
Columbia Dividend Income Fund	3.5	3.7
Columbia Dividend Opportunity Fund	3.0	2.2
Columbia Emerging Markets Fund	1.2	1.0
Columbia European Equity Fund	5.9	1.7
Columbia Greater China Fund	1.2	—
Columbia Large Cap Core Fund	1.5	2.0
Columbia Large Cap Growth Fund	2.2	4.9
Columbia Large Core Quantitative Fund	3.1	3.5
Columbia Large Growth Quantitative Fund	3.3	3.7
Columbia Mid Cap Growth Fund	3.3	0.8
Columbia Mid Cap Value Fund	1.3	1.2
Columbia Mid Cap Value Opportunity Fund	2.3	2.2
Columbia Multi-Advisor International Equity Fund	—	5.8
Columbia Multi-Advisor Small Cap Value Fund	0.8	1.0
Columbia Real Estate Equity Fund	—	2.5
Columbia Select Large-Cap Growth Fund	2.9	1.2
Columbia Select Large-Cap Value Fund	2.0	1.2
Columbia Select Smaller-Cap Value Fund	0.3	0.2
Columbia Small Cap Growth Fund I	1.0	1.2
	46.2%	51.0%
Fixed-Income Funds
Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected, convertible
Columbia Convertible Securities Fund	2.6%	2.0%
Columbia Corporate Income Fund	6.5	—
Columbia Diversified Bond Fund	23.1	24.4
Columbia Emerging Markets Bond Fund	2.0	—
Columbia Floating Rate Fund	—	1.0
Columbia Global Bond Fund	—	3.8
Columbia Income Opportunities Fund	4.1	4.0
Columbia Inflation Protected Securities Fund	2.0	4.1
Columbia Limited Duration Credit Fund	2.2	1.3
Columbia Short Term Bond Fund	—	0.7
Columbia U.S. Government Mortgage Fund	4.7	3.0
Columbia U.S. Treasury Index Fund	2.0	2.0
	49.2%	46.3%

30	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Moderate Fund

	% of Fund’s portfolio assets	% of Fund’s portfolio assets 6 months ago
Alternative Investments
Columbia Absolute Return Currency and Income Fund	—%	1.2%
Columbia Absolute Return Emerging Markets Macro Fund	1.7	—
Columbia Absolute Return Multi Strategy Fund	2.2	1.3
Columbia Flexible Capital Income Fund	0.5	—
	4.4%	2.5%
Money Market Funds
Columbia Money Market Fund	0.2%	0.2%
	100.0%	100.0%

(1)	RiverSource Partners International Select Growth Fund merged into Acorn International Fund as of August 12, 2011.

Portfolio Allocation

(at January 31, 2012; % of portfolio assets)

Equity Funds(1)	46.2%
Fixed-Income Funds(2)	49.2
Alternative Investments(3)	4.4
Money Market Funds(4)	0.2

(1)	Includes U.S. Large Cap 18.9%, International 11.9%, U.S. Mid Cap 6.8%, Dividend Income 6.5% and U.S. Small Cap 2.1%.

(2)	Includes Investment Grade 42.6%, Convertible 2.6%, Emerging Markets 2.0% and Inflation Protected Securities 2.0%.

(3)	Comprised of investments in Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Multi-Strategy Fund and Columbia Flexible Capital Income Fund.

(4)	Comprised entirely of an investment in the Columbia Money Market Fund.

Top Five Holdings

(at January 31, 2012; % of portfolio assets)

Columbia Diversified Bond Fund	23.1%
Columbia Corporate Income Fund	6.5
Columbia European Equity Fund	5.9
Columbia U.S. Government Mortgage Fund	4.7
Columbia Income Opportunities Fund	4.1

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	31

Investment Changes

Columbia Portfolio Builder Moderate Aggressive Fund

Fund holdings at January 31, 2012

(Unaudited)

	% of Fund’s portfolio assets	% of Fund’s portfolio assets 6 months ago
Equity Funds
Includes large cap, international, mid cap, real estate, small cap, small-mid cap
Columbia Acorn International Fund(1)	0.8%	4.4%
Columbia Pacific/Asia Fund	4.0	0.5
Columbia Contrarian Core Fund	4.5	4.9
Columbia Diversified Equity Income Fund	2.8	3.4
Columbia Dividend Income Fund	2.3	4.4
Columbia Dividend Opportunity Fund	2.5	3.0
Columbia Emerging Markets Fund	2.6	1.4
Columbia European Equity Fund	6.5	1.9
Columbia Greater China Fund	2.0	—
Columbia Large Cap Core Fund	2.8	2.7
Columbia Large Cap Growth Fund	3.4	6.4
Columbia Large Core Quantitative Fund	3.6	3.7
Columbia Large Growth Quantitative Fund	3.5	4.7
Columbia Mid Cap Growth Fund	4.8	1.8
Columbia Mid Cap Value Fund	1.8	1.7
Columbia Mid Cap Value Opportunity Fund	3.0	3.0
Columbia Multi-Advisor International Equity Fund	—	8.4
Columbia Multi-Advisor Small Cap Value Fund	1.3	1.2
Columbia Real Estate Equity Fund	1.0	2.5
Columbia Select Large Cap Growth Fund	3.7	2.0
Columbia Select Large Cap-Value Fund	3.5	1.7
Columbia Select Smaller-Cap Value Fund	0.3	0.2
Columbia Small Cap Growth Fund I	1.5	1.2
	62.2%	65.1%
Fixed-Income Funds
Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected, convertible
Columbia Convertible Securities Fund	2.0%	2.0%
Columbia Corporate Income Fund	10.0	—
Columbia Diversified Bond Fund	—	16.1
Columbia Emerging Markets Bond Fund	1.0	—
Columbia Floating Rate Fund	—	0.8
Columbia Global Bond Fund	—	2.5
Columbia Income Opportunities Fund	4.1	3.0
Columbia Inflation Protected Securities Fund	2.0	2.5
Columbia Limited Duration Credit Fund	—	0.8
Columbia U.S. Government Mortgage Fund	10.6	0.8
Columbia U.S. Treasury Index Fund	3.9	1.5
	33.6%	30.0%

32	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Moderate Aggressive Fund

	% of Fund’s portfolio assets	% of Fund’s portfolio assets 6 months ago
Alternative Investments
Columbia Absolute Return Currency and Income Fund	—%	2.5%
Columbia Absolute Return Emerging Markets Macro Fund	2.5	—
Columbia Absolute Return Enhanced Multi Strategy Fund	1.0	2.2
Columbia Flexible Capital Income Fund	0.5	—
	4.0%	4.7%
Money Market Funds
Columbia Money Market Fund	0.2%	0.2%
	100.0%	100.0%

(1)	RiverSource Partners International Select Growth Fund merged into Acorn International Fund as of August 12, 2011.

Portfolio Allocation

(at January 31, 2012; % of portfolio assets)

Equity Funds(1)	62.2%
Fixed-Income Funds(2)	33.6
Alternative Investments(3)	4.0
Money Markets Funds(4)	0.2

(1)	Includes U.S. Large Cap 27.9%, International 15.8%, U.S. Mid Cap 9.6%, Dividend Income 4.8%, U.S. Small Cap 3.1% and Real Estate 1.0%.

(2)	Includes Investment Grade 28.6%, Convertible 2.0%, Inflation Protected Securities 2.0% and Emerging Markets 1.0%.

(3)	Comprised of investments in Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Enhanced Multi Strategy Fund and Columbia Flexible Capital Income Fund.

(4)	Comprised entirely of an investment in the Columbia Money Market Fund.

Top Five Holdings

(at January 31, 2012; % of portfolio assets)

Columbia U.S. Government Mortgage Fund	10.6%
Columbia Corporate Income Fund	10.0
Columbia European Equity Fund	6.5
Columbia Mid Cap Growth Fund	4.8
Columbia Contrarian Core Fund	4.5

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	33

Investment Changes

Columbia Portfolio Builder Aggressive Fund

Fund holdings at January 31, 2012

(Unaudited)

	% of Fund’s portfolio assets	% of Fund’s portfolio assets 6 months ago
Equity Funds
Includes large cap, international, mid cap, real estate, small cap, small-mid cap
Columbia Acorn International Fund(1)	1.1%	5.4%
Columbia Pacific/Asia Fund	5.2	0.5
Columbia Contrarian Core Fund	5.8	5.9
Columbia Diversified Equity Income Fund	3.3	3.7
Columbia Dividend Income Fund	3.8	3.9
Columbia Dividend Opportunity Fund	4.0	3.5
Columbia Emerging Markets Fund	3.6	1.3
Columbia European Equity Fund	8.4	1.9
Columbia Greater China Fund	3.0	—
Columbia Large Cap Core Fund	3.0	3.2
Columbia Large Cap Growth Fund	4.0	7.9
Columbia Large Core Quantitative Fund	4.1	4.2
Columbia Large Growth Quantitative Fund	4.0	5.9
Columbia Mid Cap Growth Fund	6.1	3.3
Columbia Mid Cap Value Fund	2.0	2.0
Columbia Mid Cap Value Opportunity Fund	4.0	3.9
Columbia Multi-Advisor International Equity Fund	—	9.7
Columbia Multi-Advisor Small Cap Value Fund	1.6	1.5
Columbia Real Estate Equity Fund	2.1	3.0
Columbia Select Large-Cap Growth Fund	4.6	2.0
Columbia Select Large-Cap Value Fund	2.0	2.0
Columbia Select Smaller-Cap Value Fund	0.8	0.7
Columbia Small Cap Growth Fund I	1.7	1.7
	78.2%	77.1%
Fixed-Income Funds
Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected, convertible
Columbia Corporate Income Fund	7.0%	—%
Columbia Convertible Securities Fund	—	2.0
Columbia Diversified Bond Fund	—	8.6
Columbia Floating Rate Fund	—	0.5
Columbia Global Bond Fund	—	1.3
Columbia Income Opportunities Fund	2.0	1.5
Columbia Inflation Protected Securities Fund	—	1.3
Columbia Limited Duration Credit Fund	—	0.5
Columbia U.S. Government Mortgage Fund	5.2	0.5
Columbia U.S. Treasury Index Fund	1.9	1.0
	16.1%	17.2%

34	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Aggressive Fund

	% of Fund’s portfolio assets	% of Fund’s portfolio assets 6 months ago
Alternative Investments
Columbia Absolute Return Currency and Income Fund	—%	2.7%
Columbia Absolute Return Emerging Markets Macro Fund	3.4	—
Columbia Absolute Return Enhanced Multi-Strategy Fund	1.5	2.7
Columbia Flexible Capital Income Fund	0.5	—
	5.4%	5.4%
Money Market Funds
Columbia Money Market Fund	0.3%	0.3%
	100.0%	100.0%

(1)	RiverSource Partners International Select Growth Fund merged into Acorn International Fund as of August 12, 2011.

Portfolio Allocation

(at January 31, 2012; % of portfolio assets)

Equity Funds(1)	78.2%
Fixed-Income Funds(2)	16.1
Alternative Investments(3)	5.4
Money Market Funds (4)	0.3

(1)	Includes U.S. Large Cap 30.9%, International 21.2%, U.S. Mid Cap 12.1%, Dividend Income 7.8%, U.S. Small Cap 4.1% and Real Estate 2.1%.

(2)	Includes Investment Grade 16.1% .

(3)	Comprised of investments in Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Enhanced Multi-Strategy Fund and Columbia Flexible Capital Income Fund.

(4)	Comprised entirely of an investment in the Columbia Money Market Fund.

Top Five Holdings

(at January 31, 2012; % of portfolio assets)

Columbia European Equity Fund	8.4%
Columbia Corporate Income Fund	7.0
Columbia Mid Cap Growth Fund	6.1
Columbia Contrarian Core Fund	5.8
Columbia Asia Pacific ex-Japan Fund	5.2

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	35

Fund Expenses Examples

(Unaudited)

Understanding your expenses

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include distribution and service (Rule 12b-1) fees and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

36	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Conservative Fund

August 1, 2011 — January 31, 2012

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,008.60	1,022.78	2.71	2.73	0.53	5.68	5.72	1.11
Class B	1,000.00	1,000.00	1,004.60	1,018.96	6.54	6.58	1.28	9.50	9.57	1.86
Class C	1,000.00	1,000.00	1,006.00	1,018.96	6.54	6.58	1.28	9.51	9.57	1.86
Class R	1,000.00	1,000.00	1,007.20	1,021.56	3.94	3.97	0.77	6.90	6.95	1.35
Class R4	1,000.00	1,000.00	1,009.70	1,023.44	2.05	2.06	0.40	5.02	5.05	0.98
Class Z	1,000.00	1,000.00	1,009.90	1,024.10	1.38	1.39	0.27	4.35	4.38	0.85

Expenses paid during the period are equal to the effective annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

Columbia Portfolio Builder Moderate Conservative Fund

August 1, 2011 — January 31, 2012

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,009.40	1,023.19	2.30	2.32	0.45	5.58	5.62	1.09
Class B	1,000.00	1,000.00	1,005.40	1,019.42	6.08	6.12	1.19	9.35	9.42	1.83
Class C	1,000.00	1,000.00	1,004.80	1,019.36	6.13	6.17	1.20	9.40	9.47	1.84
Class R	1,000.00	1,000.00	1,007.80	1,021.96	3.53	3.55	0.69	6.80	6.85	1.33
Class R4	1,000.00	1,000.00	1,009.70	1,023.64	1.84	1.86	0.36	5.12	5.16	1.00
Class Z	1,000.00	1,000.00	1,009.80	1,024.46	1.02	1.03	0.20	4.30	4.33	0.84

Expenses paid during the period are equal to the effective annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	37

Fund Expenses Examples (continued)

Columbia Portfolio Builder Moderate Fund

August 1, 2011 — January 31, 2012

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	998.00	1,023.24	2.24	2.27	0.44	5.80	5.88	1.14
Class B	1,000.00	1,000.00	994.90	1,019.42	6.05	6.12	1.19	9.61	9.72	1.89
Class C	1,000.00	1,000.00	995.20	1,019.42	6.05	6.12	1.19	9.61	9.72	1.89
Class R	1,000.00	1,000.00	997.60	1,021.81	3.66	3.71	0.72	7.23	7.32	1.42
Class R4	1,000.00	1,000.00	998.50	1,023.64	1.83	1.86	0.36	5.40	5.47	1.06
Class Z	1,000.00	1,000.00	1,000.30	1,024.41	1.07	1.08	0.21	4.64	4.69	0.91
Expenses paid during the period are equal to the effective annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

Columbia Portfolio Builder Moderate Aggressive Fund

August 1, 2011 — January 31, 2012

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	990.00	1,023.03	2.43	2.47	0.48	6.24	6.34	1.23
Class B	1,000.00	1,000.00	986.90	1,019.16	6.28	6.38	1.24	10.07	10.24	1.99
Class C	1,000.00	1,000.00	986.30	1,019.21	6.23	6.33	1.23	10.02	10.19	1.98
Class R	1,000.00	1,000.00	988.60	1,021.56	3.90	3.97	0.77	7.70	7.83	1.52
Class R4	1,000.00	1,000.00	991.80	1,023.75	1.73	1.75	0.34	5.53	5.62	1.09
Class Z	1,000.00	1,000.00	991.60	1,024.36	1.12	1.13	0.22	4.92	5.00	0.97

Expenses paid during the period are equal to the effective annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

38	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Aggressive Fund

August 1, 2011 — January 31, 2012

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	982.10	1,022.98	2.47	2.53	0.49	6.51	6.65	1.29
Class B	1,000.00	1,000.00	977.80	1,019.16	6.25	6.38	1.24	10.28	10.50	2.04
Class C	1,000.00	1,000.00	977.40	1,019.11	6.30	6.43	1.25	10.33	10.55	2.05
Class R	1,000.00	1,000.00	980.30	1,021.71	3.73	3.81	0.74	7.77	7.93	1.54
Class R4	1,000.00	1,000.00	981.60	1,023.54	1.92	1.96	0.38	5.96	6.08	1.18
Class Z	1,000.00	1,000.00	983.40	1,024.15	1.31	1.34	0.26	5.36	5.47	1.06

Expenses paid during the period are equal to the effective annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	39

Investments in Affiliated Funds

Columbia Portfolio Builder Conservative Fund

January 31, 2012

(Percentages represent value of investments compared to net assets)

	Shares	Value
Equity Funds 14.8%
Dividend Income 3.5%
Columbia Dividend Income Fund	400,482	$5,550,683
Columbia Dividend Opportunity Fund	672,452	5,534,278

Total		11,084,961
International 2.7%
Columbia Acorn International Fund	12,810	472,960
Columbia Pacific/Asia Fund	297,042	2,334,747
Columbia Emerging Markets Fund(a)	97,371	946,449
Columbia European Equity Fund	845,790	4,618,016

Total		8,372,172
U.S. Large Cap 7.1%
Columbia Contrarian Core Fund	493,899	7,126,965
Columbia Large Cap Core Fund	120,120	1,597,597
Columbia Large Cap Growth Fund	160,212	3,918,774
Columbia Large Core Quantitative Fund	670,817	4,018,192
Columbia Large Growth Quantitative Fund	689,032	5,553,599

Total		22,215,127
U.S. Mid Cap 1.5%
Columbia Mid Cap Growth Fund(a)	89,144	2,386,375
Columbia Mid Cap Value Fund	59,271	798,376
Columbia Mid Cap Value Opportunity Fund	204,975	1,590,609

Total		4,775,360
Total Equity Funds
(Cost: $42,253,837)		$46,447,620

	Shares	Value
Fixed-Income Funds 79.6%
Convertible 4.1%
Columbia Convertible Securities Fund	885,952	$12,899,460
Emerging Markets 5.0%
Columbia Emerging Markets Bond Fund	1,368,045	15,691,475
Inflation Protected Securities 5.0%
Columbia Inflation Protected Securities Fund	1,412,173	15,590,393
Investment Grade 65.5%
CMG Ultra-Short Term Bond Fond	1,617,256	14,555,300
Columbia Corporate Income Fund	5,536,039	56,689,035
Columbia Limited Duration Credit Fund	3,400,926	34,077,276
Columbia U.S. Government Mortgage Fund	13,446,112	74,491,464
Columbia U.S. Treasury Index Fund	2,097,669	24,794,453

Total		204,607,528
Total Fixed-Income Funds
(Cost: $242,969,006)		$248,788,856

Alternative Investments 5.3%
Columbia Absolute Return Emerging Markets Macro Fund	397,255	$4,008,301
Columbia Absolute Return Multi-Strategy Fund(a)	614,565	6,127,216
Columbia Flexible Capital Income Fund	626,170	6,530,956
Total Alternative Investments
(Cost: $16,255,401)		$16,666,473

Money Market Funds 0.2%
Columbia Money Market Fund, 0.008%(b)	2	$2
Columbia Short-Term Cash Fund, 0.134%(b)	582,304	582,304
Total Money Market Funds
(Cost: $582,306)		$582,306
Total Investments in Affiliated Funds
(Cost: $302,060,550)		$312,485,255
Other Assets and Liabilities		180,670
Net Assets		$312,665,925

Investments in Derivatives

At January 31, 2012, $200,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at January 31, 2012
Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500 Index	10	$3,270,500	March 2012	$—	$(417)

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at January 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

40	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Conservative Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
Description	Level 1 quoted prices in active markets for identical assets(a)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Investments in Affiliated Funds	$312,485,255	$—	$—	$312,485,255
Derivatives(b)
Liabilities
Futures Contracts	(417)	—	—	(417)
Total	$312,484,838	$—	$—	$312,484,838

(a)	There were no significant transfers between Levels 1 and 2 during the period.

(b)	Derivative instruments are valued at unrealized appreciation (depreciation).

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	41

Investments in Affiliated Funds (continued)

Columbia Portfolio Builder Conservative Fund

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

42	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Investments in Affiliated Funds

Columbia Portfolio Builder Moderate Conservative Fund

January 31, 2012

(Percentages represent value of investments compared to net assets)

	Shares	Value
Equity Funds 30.2%
Dividend Income 6.3%
Columbia Dividend Income Fund	876,222	$12,144,434
Columbia Dividend Opportunity Fund	2,615,168	21,522,835

Total		33,667,269
International 6.9%
Columbia Acorn International Fund	50,837	1,876,912
Columbia Pacific/Asia Fund	1,179,159	9,268,192
Columbia Emerging Markets Fund(a)	386,509	3,756,867
Columbia European Equity Fund	3,071,363	16,769,642
Columbia Greater China Fund	111,666	5,325,330

Total		36,996,943
U.S. Large Cap 11.7%
Columbia Contrarian Core Fund	1,213,860	17,516,003
Columbia Large Cap Core Fund	511,142	6,798,194
Columbia Large Cap Growth Fund	436,092	10,666,808
Columbia Large Core Quantitative Fund	1,826,632	10,941,523
Columbia Large Growth Quantitative Fund	2,009,953	16,200,223

Total		62,122,751
U.S. Mid Cap 4.3%
Columbia Mid Cap Growth Fund(a)	404,400	10,825,793
Columbia Mid Cap Value Fund	302,600	4,076,026
Columbia Mid Cap Value Opportunity Fund	1,046,627	8,121,822

Total		23,023,641
U.S. Small Cap 1.0%
Columbia Multi-Advisor Small Cap Value Fund(a)	233,509	1,396,383
Columbia Small Cap Growth Fund I(a)	140,436	4,079,663

Total		5,476,046
Total Equity Funds
(Cost: $147,118,323)		$161,286,650

	Shares	Value
Fixed-Income Funds 63.1%
Convertible 2.1%
Columbia Convertible Securities Fund	753,667	$10,973,394
Emerging Markets 5.0%
Columbia Emerging Markets Bond Fund	2,327,522	26,696,684
Inflation Protected Securities 3.0%
Columbia Inflation Protected Securities Fund	1,441,523	15,914,410
Investment Grade 53.0%
CMG Ultra-Short Term Bond Fond	1,011,152	9,100,364
Columbia Corporate Income Fund	8,895,461	91,089,518
Columbia Income Opportunities Fund	1,140,397	10,867,986
Columbia Limited Duration Credit Fund	3,681,955	36,893,193
Columbia U.S. Government Mortgage Fund	19,537,229	108,236,249
Columbia U.S. Treasury Index Fund	2,230,412	26,363,467

Total		282,550,777
Total Fixed-Income Funds
(Cost: $328,754,372)		$336,135,265

Alternative Investments 6.5%
Columbia Absolute Return Emerging Markets Macro Fund	1,300,089	$13,117,900
Columbia Absolute Return Multi-Strategy Fund(a)	1,045,412	10,422,762
Columbia Flexible Capital Income Fund	1,066,259	11,121,082
Total Alternative Investments
(Cost: $33,936,388)		$34,661,744

Money Market Funds 0.2%
Columbia Money Market Fund, 0.008%(b)	4	$4
Columbia Short-Term Cash Fund, 0.134%(b)	1,016,325	1,016,325
Total Money Market Funds
(Cost: $1,016,329)		$1,016,329
Total Investments in Affiliated Funds
(Cost: $510,825,412)		$533,099,988
Other Assets and Liabilities		83,865
Net Assets		$533,183,853

Investments in Derivatives

At January 31, 2012, $320,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at January 31, 2012
Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500 Index	16	$5,232,800	March 2012	$—	$(667)

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at January 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	43

Investments in Affiliated Funds (continued)

Columbia Portfolio Builder Moderate Conservative Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

Description	Fair value at January 31, 2012
	Level 1 quoted prices in active markets for identical assets(a)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Investments in Affiliated Funds	$533,099,988	$—	$—	$533,099,988
Derivatives(b)
Liabilities
Futures Contracts	(667)	—	—	(667)
Total	$533,099,321	$—	$—	$533,099,321

(a)	There were no significant transfers between Levels 1 and 2 during the period.

(b)	Derivative instruments are valued at unrealized appreciation (depreciation).

44	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Moderate Conservative Fund

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	45

Investments in Affiliated Funds

Columbia Portfolio Builder Moderate Fund

January 31, 2012

(Percentages represent value of investments compared to net assets)

	Shares	Value
Equity Funds 46.2%
Dividend Income 6.5%
Columbia Dividend Income Fund	3,676,208	$50,952,239
Columbia Dividend Opportunity Fund	5,289,568	43,533,149

Total		94,485,388
International 11.9%
Columbia Acorn International Fund	235,025	8,677,124
Columbia Pacific/Asia Fund	5,450,719	42,842,653
Columbia Emerging Markets Fund(a)	1,786,121	17,361,098
Columbia European Equity Fund	15,448,252	84,347,454
Columbia Greater China Fund	373,002	17,788,486

Total		171,016,815
U.S. Large Cap 18.9%
Columbia Contrarian Core Fund	3,776,930	54,501,107
Columbia Large Cap Core Fund	1,654,139	22,000,051
Columbia Large Cap Growth Fund	1,322,881	32,357,667
Columbia Large Core Quantitative Fund	7,389,446	44,262,779
Columbia Large Growth Quantitative Fund	5,871,451	47,323,894
Columbia Select Large Cap Growth Fund(a)	3,283,742	42,458,786
Columbia Select Large-Cap Value Fund	1,917,517	29,222,952

Total		272,127,236
U.S. Mid Cap 6.8%
Columbia Mid Cap Growth Fund(a)	1,772,004	47,436,551
Columbia Mid Cap Value Fund	1,360,077	18,320,234
Columbia Mid Cap Value Opportunity Fund	4,233,872	32,854,845

Total		98,611,630
U.S. Small Cap 2.1%
Columbia Multi-Advisor Small Cap Value Fund(a)	1,888,773	11,294,859
Columbia Select Smaller-Cap Value Fund(a)	236,456	3,773,845
Columbia Small Cap Growth Fund I(a)	504,979	14,669,650

Total		29,738,354
Total Equity Funds
(Cost: $617,473,035)		$665,979,423

	Shares	Value
Fixed-Income Funds 49.2%
Convertible 2.6%
Columbia Convertible Securities Fund	2,540,802	$36,994,079
Emerging Markets 2.0%
Columbia Emerging Markets Bond Fund	2,510,812	28,799,014
Inflation Protected Securities 2.0%
Columbia Inflation Protected Securities Fund	2,591,900	28,614,574
Investment Grade 42.6%
Columbia Corporate Income Fund	9,173,099	93,932,539
Columbia Diversified Bond Fund	65,338,115	333,877,767
Columbia Income Opportunities Fund	6,151,883	58,627,441
Columbia Limited Duration Credit Fund	3,191,784	31,981,677
Columbia U.S. Government Mortgage Fund	12,201,068	67,593,919
Columbia U.S. Treasury Index Fund	2,406,226	28,441,594

Total		614,454,937
Total Fixed-Income Funds
(Cost: $671,630,947)		$708,862,604

Alternative Investments 4.4%
Columbia Absolute Return Emerging Markets Macro Fund	2,454,128	$24,762,149
Columbia Absolute Return Multi-Strategy Fund(a)	3,174,096	31,645,729
Columbia Flexible Capital Income Fund	719,270	7,501,983
Total Alternative Investments
(Cost: $63,326,392)		$63,909,861

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.134%(b)	2,735,837	$2,735,837
Total Money Market Funds
(Cost: $2,735,837)		$2,735,837
Total Investments in Affiliated Funds
(Cost: $1,355,166,211)		$1,441,487,725
Other Assets and Liabilities		680,536
Net Assets		$1,442,168,261

Investments in Derivatives

At January 31, 2012, $880,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at January 31, 2012
Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500 Index	44	$14,390,200	March 2012	$—	$(1,833)

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at January 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

46	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Moderate Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
Description	Level 1 quoted prices in active markets for identical assets(a)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Investments in Affiliated Funds	$1,441,487,725	$—	$—	$1,441,487,725
Derivatives(b)
Liabilities
Futures Contracts	(1,833)	—	—	(1,833)
Total	$1,441,485,892	$—	$—	$1,441,485,892

(a)	There were no significant transfers between Levels 1 and 2 during the period.

(b)	Derivative instruments are valued at unrealized appreciation (depreciation).

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	47

Investments in Affiliated Funds (continued)

Columbia Portfolio Builder Moderate Fund

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

48	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Investments in Affiliated Funds

Columbia Portfolio Builder Moderate Aggressive Fund

January 31, 2012

(Percentages represent value of investments compared to net assets)

	Shares	Value
Equity Funds 62.2%
Dividend Income 4.8%
Columbia Dividend Income Fund	1,891,928	$26,222,125
Columbia Dividend Opportunity Fund	3,528,265	29,037,620

Total		55,259,745
International 15.8%
Columbia Acorn International Fund	250,731	9,256,992
Columbia Pacific/Asia Fund	5,815,421	45,709,208
Columbia Emerging Markets Fund(a)	3,095,984	30,092,970
Columbia European Equity Fund	13,657,318	74,568,955
Columbia Greater China Fund	477,674	22,780,262

Total		182,408,387
Real Estate 1.0%
Columbia Real Estate Equity Fund	889,272	12,014,063
U.S. Large Cap 27.9%
Columbia Contrarian Core Fund	3,627,323	52,342,271
Columbia Diversified Equity Income Fund	3,253,081	32,010,316
Columbia Large Cap Core Fund	2,427,268	32,282,667
Columbia Large Cap Growth Fund	1,646,567	40,275,038
Columbia Large Core Quantitative Fund	6,900,454	41,333,716
Columbia Large Growth Quantitative Fund	5,060,281	40,785,864
Columbia Select Large Cap Growth Fund(a)	3,283,618	42,457,181
Columbia Select Large-Cap Value Fund	2,685,689	40,929,899

Total		322,416,952
U.S. Mid Cap 9.6%
Columbia Mid Cap Growth Fund(a)	2,072,320	55,475,994
Columbia Mid Cap Value Fund	1,523,880	20,526,659
Columbia Mid Cap Value Opportunity Fund	4,517,765	35,057,860

Total		111,060,513
U.S. Small Cap 3.1%
Columbia Multi-Advisor Small Cap Value Fund(a)	2,519,516	15,066,706
Columbia Select Smaller-Cap Value Fund(a)	189,284	3,020,971
Columbia Small Cap Growth Fund I(a)	606,142	17,608,445

Total		35,696,122
Total Equity Funds
(Cost: $659,252,894)		$718,855,782

	Shares	Value
Fixed-Income Funds 33.6%
Convertible 2.0%
Columbia Convertible Securities Fund	1,626,853	$23,686,985
Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund	1,004,817	11,525,248
Inflation Protected Securities 2.0%
Columbia Inflation Protected Securities Fund	2,074,888	22,906,764
Investment Grade 28.6%
Columbia Corporate Income Fund	11,297,534	115,686,751
Columbia Income Opportunities Fund	4,925,100	46,936,206
Columbia U.S. Government Mortgage Fund	22,109,495	122,486,603
Columbia U.S. Treasury Index Fund	3,852,737	45,539,353

Total		330,648,913
Total Fixed-Income Funds
(Cost: $379,920,606)		$388,767,910

Alternative Investments 3.9%
Columbia Absolute Return Emerging Markets Macro Fund	2,812,081	$28,373,897
Columbia Absolute Return Enhanced Multi-Strategy Fund(a)	1,133,848	11,270,446
Columbia Flexible Capital Income Fund	577,101	6,019,157
Total Alternative Investments
(Cost: $45,148,817)		$45,663,500

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.134%(b)	2,182,771	$2,182,771
Total Money Market Funds
(Cost: $2,182,771)		$2,182,771
Total Investments in Affiliated Funds
(Cost: $1,086,505,088)		$1,155,469,963
Other Assets and Liabilities		940,526
Net Assets		$1,156,410,489

Investments in Derivatives

At January 31, 2012, $720,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at January 31, 2012
Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500 Index	36	11,773,800	March 2012	$—	$(1,499)

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at January 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	49

Investments in Affiliated Funds (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
Description	Level 1 quoted prices in active markets for identical assets(a)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Investments in Affiliated Funds	$1,155,469,963	$—	$—	$1,155,469,963
Derivatives(b)
Liabilities
Future Contracts	(1,499)	—	—	(1,499)
Total	$1,155,468,464	$—	$—	$1,155,468,464

(a) There were no significant transfers between Levels 1 and 2 during the period.

(b) Derivative instruments are valued at unrealized appreciation (depreciation).

50	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Moderate Aggressive Fund

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	51

Investments in Affiliated Funds

Columbia Portfolio Builder Aggressive Fund

January 31, 2012

(Percentages represent value of investments compared to net assets)

	Shares	Value
Equity Funds 78.2%
Dividend Income 7.8%
Columbia Dividend Income Fund	1,514,674	$ 20,993,383
Columbia Dividend Opportunity Fund	2,711,546	22,316,027

Total		43,309,410
International 21.2%
Columbia Acorn International Fund	158,033	5,834,574
Columbia Pacific/Asia Fund	3,665,620	28,811,771
Columbia Emerging Markets Fund(a)	2,058,821	20,011,744
Columbia European Equity Fund	8,544,091	46,650,735
Columbia Greater China Fund	345,382	16,471,266

Total		117,780,090
Real Estate 2.1%
Columbia Real Estate Equity Fund	860,992	11,632,006
U.S. Large Cap 30.9%
Columbia Contrarian Core Fund	2,226,228	32,124,475
Columbia Diversified Equity Income Fund	1,846,623	18,170,773
Columbia Large Cap Core Fund	1,271,912	16,916,428
Columbia Large Cap Growth Fund	903,782	22,106,493
Columbia Large Core Quantitative Fund	3,788,213	22,691,397
Columbia Large Growth Quantitative Fund	2,777,661	22,387,945
Columbia Select Large Cap Growth Fund(a)	1,997,371	25,826,010
Columbia Select Large-Cap Value Fund	737,108	11,233,527

Total		171,457,048
U.S. Mid Cap 12.1%
Columbia Mid Cap Growth Fund(a)	1,257,281	33,657,402
Columbia Mid Cap Value Fund	836,578	11,268,701
Columbia Mid Cap Value Opportunity Fund	2,893,430	22,453,020

Total		67,379,123

	Shares	Value
Equity Fund (continued)
U.S. Small Cap 4.1%
Columbia Multi-Advisor Small Cap Value Fund(a)	1,452,332	$ 8,684,942
Columbia Select Smaller-Cap Value Fund(a)	272,765	4,353,334
Columbia Small Cap Growth Fund I(a)	339,679	9,867,688

Total		22,905,964
Total Equity Funds
(Cost: $397,748,457)		$434,463,641

Fixed-Income Funds 16.1%
Investment Grade 16.1%
Columbia Corporate Income Fund	3,798,208	$38,893,647
Columbia Income Opportunities Fund	1,182,769	11,271,794
Columbia U.S. Government Mortgage Fund	5,180,341	28,699,091
Columbia U.S. Treasury Index Fund	897,520	10,608,684

Total		89,473,216
Total Fixed-Income Funds
(Cost: $86,886,177)		$89,473,216

Alternative Investments 5.4%
Columbia Absolute Return Emerging Markets Macro Fund	1,891,019	$19,080,382
Columbia Absolute Return Enhanced Multi-Strategy Fund(a)	818,734	8,138,218
Columbia Flexible Capital Income Fund	276,991	2,889,013
Total Alternative Investments
(Cost: $30,802,276)		$30,107,613

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.134%(b)	1,508,970	$1,508,970
Total Money Market Funds
(Cost: $1,508,970)		$1,508,970
Total Investments in Affiliated Funds
(Cost: $516,945,880)		$555,553,440
Other Assets and Liabilities		192,906
Net Assets		$555,746,346

Investments in Derivatives

At January 31, 2012, $360,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at January 31, 2012
Contract description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500 Index	18	$5,886,900	March 2012	$5,338	$—

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at January 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

52	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Aggressive Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The	following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
Description	Level 1 quoted prices in active markets for identical assets(a)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Investments in Affiliated Funds	$555,553,440	$—	$—	$555,553,440
Derivatives(b)
Assets
Futures Contracts	5,338	—	—	5,338
Total	$555,558,778	$—	$—	$555,558,778

(a)	There were no significant transfers between Levels 1 and 2 during the period.

(b)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	53

Statement of Assets and Liabilities

January 31, 2012		Columbia Portfolio Builder Conservative Fund	Columbia Portfolio Builder Moderate Conservative Fund	Columbia Portfolio Builder Moderate Fund
Assets
Investments in affiliated funds, at value (identified cost $302,060,550, $510,825,412 and $1,355,166,211)		$312,485,255	$533,099,988	$1,441,487,725
Cash		—	—	20
Margin deposits on futures contracts		200,000	320,000	880,000
Receivable for:
Affiliated investments sold		—	—	124,055
Capital shares sold		438,622	600,870	1,207,260
Dividends from affiliated funds		526,157	798,360	2,023,260
Prepaid expense		3,177	5,451	5,460
Other assets		10	—	—
Total assets		313,653,221	534,824,669	1,445,727,780
Liabilities
Payable for:
Affiliated investments purchased		584,860	844,171	2,023,247
Capital shares purchased		293,933	704,886	1,379,499
Variation margin on futures contracts		1,750	2,800	7,700
Distribution fees		3,383	5,407	14,433
Transfer agent fees		14,784	14,278	38,302
Administration fees		171	291	787
Plan administration fees		1	1	5
Other expenses		88,414	68,982	95,546
Total liabilities		987,296	1,640,816	3,559,519
Net assets applicable to outstanding capital stock		$312,665,925	$533,183,853	$1,442,168,261
Represented by
Paid-in capital		$301,649,502	$510,974,098	$1,394,503,903
Undistributed net investment income		517,613	1,431,241	5,371,818
Accumulated net realized gain (loss)		74,522	(1,495,395)	(44,027,141)
Unrealized appreciation (depreciation) on:
Affiliated investments		10,424,705	22,274,576	86,321,514
Futures contracts		(417)	(667)	(1,833)
Total — representing net assets applicable to outstanding capital stock		$312,665,925	$533,183,853	$1,442,168,261
Net assets applicable to outstanding shares	Class A	$251,178,302	$446,168,195	$1,215,461,576
	Class B	$24,717,448	$41,039,597	$117,235,105
	Class C	$36,636,831	$45,633,784	$107,827,316
	Class R	$2,519	$2,634	$59,836
	Class R4	$79,096	$128,383	$747,980
	Class Z	$51,729	$211,260	$836,448
Shares outstanding	Class A	24,329,046	41,667,389	113,044,697
	Class B	2,401,628	3,843,814	10,951,835
	Class C	3,564,819	4,280,448	10,087,277
	Class R	244	246	5,573
	Class R4	7,718	12,049	69,640
	Class Z	5,011	19,721	77,838
Net asset value per share	Class A(a)	$10.32	$10.71	$10.75
	Class B	$10.29	$10.68	$10.70
	Class C	$10.28	$10.66	$10.69
	Class R	$10.32	$10.71	$10.74
	Class R4	$10.25	$10.66	$10.74
	Class Z	$10.32	$10.71	$10.75

(a)  The maximum offering price per share for Class A for Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund and Columbia Portfolio Builder Moderate Fund is $10.83, $11.24 and $11.41, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%, 4.75% and 5.75%, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

54	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

January 31, 2012		Columbia Portfolio Builder Moderate Aggressive Fund	Columbia Portfolio Builder Aggressive Fund
Assets
Investments in affiliated funds, at value (identified cost $1,086,505,088 and $516,945,880)		$1,155,469,963	$555,553,440
Cash		40	—
Margin deposits on futures contracts		720,000	360,000
Receivable for:
Affiliated investments sold		301,577	409,091
Capital shares sold		1,103,348	271,892
Dividends from affiliated funds		1,053,622	287,602
Prepaid expense		3,178	5,460
Total assets		1,158,651,728	556,887,485
Liabilities
Payable for:
Affiliated investments purchased		1,053,612	287,567
Capital shares purchased		1,007,168	816,645
Variation margin on futures contracts		6,300	3,150
Distribution fees		11,496	5,478
Transfer agent fees		81,001	13,360
Administration fees		631	304
Plan administration fees		6	3
Other expenses		81,025	14,632
Total liabilities		2,241,239	1,141,139
Net assets applicable to outstanding capital stock		$1,156,410,489	$555,746,346
Represented by
Paid-in capital		$1,197,026,512	$593,400,769
Undistributed net investment income		2,278,197	2,821,505
Accumulated net realized gain (loss)		(111,857,596)	(79,088,826)
Unrealized appreciation (depreciation) on:
Affiliated investments		68,964,875	38,607,560
Futures contracts		(1,499)	5,338
Total — representing net assets applicable to outstanding capital stock		$1,156,410,489	$555,746,346
Net assets applicable to outstanding shares	Class A	$978,712,397	$472,854,779
	Class B	$103,662,230	$49,002,572
	Class C	$73,062,799	$33,266,444
	Class R	$2,690	$2,693
	Class R4	$902,856	$451,394
	Class Z	$67,517	$168,464
Shares outstanding	Class A	93,438,194	46,420,362
	Class B	9,939,318	4,818,758
	Class C	7,024,891	3,312,180
	Class R	257	265
	Class R4	86,100	44,242
	Class Z	6,448	16,585
Net asset value per share	Class A(a)	$10.47	$10.19
	Class B	$10.43	$10.17
	Class C	$10.40	$10.04
	Class R	$10.47	$10.16
	Class R4	$10.49	$10.20
	Class Z	$10.47	$10.16

(a)

The maximum offering price per share for Class A for Columbia Portfolio Builder Moderate Aggressive Fund and Columbia Portfolio Builder Aggressive Fund is $11.11 and $10.81, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	55

Statement of Operations

	Columbia Portfolio Builder Conservative Fund	Columbia Portfolio Builder Moderate Conservative Fund	Columbia Portfolio Builder Moderate Fund
Year ended January 31, 2012
Net investment income
Income:
Dividend distributions from underlying affiliated funds	$8,181,671	$14,475,110	$36,097,178
Expenses:
Distribution fees
Class A	575,150	1,039,348	2,966,419
Class B	269,544	455,463	1,327,245
Class C	312,030	403,117	985,492
Class R	13	14	64
Transfer agent fees
Class A	297,281	522,270	1,703,881
Class B	35,487	56,545	188,651
Class C	39,658	50,818	142,183
Class R	3	3	23
Class R4	42	66	385
Class Z	75	187	610
Administration fees	57,671	100,373	283,803
Plan administration fees
Class R4	198	303	1,903
Compensation of board members	6,292	4,544	5,305
Custodian fees	31,492	30,623	46,581
Printing and postage fees	116,935	52,078	126,105
Registration fees	74,175	71,812	74,792
Professional fees	20,040	30,239	24,772
Other	10,720	8,626	7,126
Total expenses	1,846,806	2,826,429	7,885,340
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(13)	—	—
Expense reductions	(40)	(20)	(260)
Total net expenses	1,846,753	2,826,409	7,885,080
Net investment income	6,334,918	11,648,701	28,212,098
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Sales of underlying affiliated funds	17,719,273	29,257,604	37,851,557
Capital gain distributions from underlying affiliated funds	2,077,705	5,023,593	21,873,492
Net realized gain	19,796,978	34,281,197	59,725,049
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(14,913,602)	(25,159,190)	(50,049,782)
Futures contracts	(417)	(667)	(1,833)
Net change in unrealized depreciation	(14,914,019)	(25,159,857)	(50,051,615)
Net realized and unrealized gain	4,882,959	9,121,340	9,673,434
Net increase in net assets resulting from operations	$11,217,877	$20,770,041	$37,885,532

The accompanying Notes to Financial Statements are an integral part of this statement.

56	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

	Columbia Portfolio Builder Moderate Aggressive Fund	Columbia Portfolio Builder Aggressive Fund
Year ended January 31, 2012
Net investment income
Income:
Dividend distributions from underlying affiliated funds	$24,551,432	$9,483,941
Expenses:
Distribution fees
Class A	2,480,076	1,202,263
Class B	1,191,854	572,842
Class C	688,261	326,036
Class R	13	14
Transfer agent fees
Class A	1,740,072	878,534
Class B	209,161	104,194
Class C	120,628	59,645
Class R	6	5
Class R4	305	235
Class Z	68	203
Administration fees	236,213	114,275
Plan administration fees
Class R4	2,456	1,167
Compensation of board members	6,172	4,209
Custodian fees	36,494	42,772
Printing and postage fees	106,817	58,200
Registration fees	83,499	53,641
Professional fees	20,843	21,168
Other	12,719	8,172
Total expenses	6,935,657	3,447,575
Expense reductions	(212)	(580)
Total net expenses	6,935,445	3,446,995
Net investment income	17,615,987	6,036,946
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Sales of underlying affiliated funds	972,974	(10,530,627)
Capital gain distributions from underlying affiliated funds	15,436,033	7,808,159
Net realized gain (loss)	16,409,007	(2,722,468)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(18,071,297)	(1,883,596)
Futures contracts	(1,499)	5,338
Net change in unrealized depreciation	(18,072,796)	(1,878,258)
Net realized and unrealized loss	(1,663,789)	(4,600,726)
Net increase in net assets resulting from operations	$15,952,198	$1,436,220

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	57

Statement of Changes in Net Assets

	Columbia Portfolio Builder Conservative Fund		Columbia Portfolio Builder Moderate Conservative Fund
Year ended January 31,	2012	2011(a)	2012	2011(a)
Operations
Net investment income	$6,334,918	$5,690,120	$11,648,701	$11,118,147
Net realized gain (loss)	19,796,978	(152,632)	34,281,197	(239,973)
Net change in unrealized appreciation (depreciation)	(14,914,019)	18,124,333	(25,159,857)	45,822,770
Net increase in net assets resulting from operations	11,217,877	23,661,821	20,770,041	56,700,944
Distributions to shareholders from:
Net investment income
Class A	(5,549,323)	(5,081,914)	(10,879,419)	(11,077,967)
Class B	(416,073)	(546,316)	(814,653)	(1,183,136)
Class C	(551,460)	(407,624)	(777,936)	(711,429)
Class R	(55)	(27)	(62)	(32)
Class R4	(1,899)	(1,963)	(3,245)	(3,062)
Class Z	(1,699)	(124)	(4,164)	(36)
Net realized gains
Class A	(6,183,636)	—	(1,089,426)	—
Class B	(621,902)	—	(101,787)	—
Class C	(890,011)	—	(108,140)	—
Class R	(64)	—	(7)	—
Class R4	(1,994)	—	(315)	—
Class Z	(1,868)	—	(519)	—
Total distributions to shareholders	(14,219,984)	(6,037,968)	(13,779,673)	(12,975,662)
Increase in net assets from share transactions	41,606,341	10,687,389	38,435,330	21,963,246
Total increase in net assets	38,604,234	28,311,242	45,425,698	65,688,528
Net assets at beginning of year	274,061,691	245,750,449	487,758,155	422,069,627
Net assets at end of year	$312,665,925	$274,061,691	$533,183,853	$487,758,155
Undistributed net investment income	$517,613	$40,939	$1,431,241	$1,053,225

(a)	Class R and Class Z shares are for the period from September 27, 2010 (commencement of operations) to January 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

58	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

	Columbia Portfolio Builder Moderate Fund		Columbia Portfolio Builder Moderate Aggressive Fund
Year ended January 31,	2012	2011(a)	2012	2011(a)
Operations
Net investment income	$28,212,098	$27,949,926	$17,615,987	$19,450,002
Net realized gain (loss)	59,725,049	(5,748,198)	16,409,007	(13,283,882)
Net change in unrealized appreciation (depreciation)	(50,051,615)	169,982,723	(18,072,796)	183,290,033
Net increase in net assets resulting from operations	37,885,532	192,184,451	15,952,198	189,456,153
Distributions to shareholders from:
Net investment income
Class A	(28,279,024)	(28,106,882)	(17,772,267)	(20,226,744)
Class B	(2,100,858)	(2,968,708)	(1,157,775)	(1,898,609)
Class C	(1,672,751)	(1,504,141)	(769,507)	(827,852)
Class R	(547)	(27)	(41)	(31)
Class R4	(18,729)	(14,642)	(19,054)	(21,123)
Class Z	(11,006)	(85)	(899)	(58)
Total distributions to shareholders	(32,082,915)	(32,594,485)	(19,719,543)	(22,974,417)
Increase (decrease) in net assets from share transactions	27,527,143	88,449,660	(48,264,212)	3,669,422
Total increase (decrease) in net assets	33,329,760	248,039,626	(52,031,557)	170,151,158
Net assets at beginning of year	1,408,838,501	1,160,798,875	1,208,442,046	1,038,290,888
Net assets at end of year	$1,442,168,261	$1,408,838,501	$1,156,410,489	$1,208,442,046
Undistributed net investment income	$5,371,818	$4,622,101	$2,278,197	$1,789,026

(a)	Class R and Class Z shares are for the period from September 27, 2010 (commencement of operations) to January 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	59

Statement of Changes in Net Assets (continued)

	Columbia Portfolio Builder Aggressive Fund
Year ended January 31,	2012	2011(a)
Operations
Net investment income	$6,036,946	$7,193,861
Net realized loss	(2,722,468)	(8,627,585)
Net change in unrealized appreciation (depreciation)	(1,878,258)	105,330,944
Net increase in net assets resulting from operations	1,436,220	103,897,220
Distributions to shareholders from:
Net investment income
Class A	(6,633,718)	(7,767,032)
Class B	(219,908)	(530,232)
Class C	(238,061)	(295,089)
Class R	(31)	(50)
Class R4	(6,830)	(7,946)
Class Z	(1,860)	(54)
Total distributions to shareholders	(7,100,408)	(8,600,403)
Decrease in net assets from share transactions	(26,391,393)	(16,275,842)
Total increase (decrease) in net assets	(32,055,581)	79,020,975
Net assets at beginning of year	587,801,927	508,780,952
Net assets at end of year	$555,746,346	$587,801,927
Undistributed net investment income	$2,821,505	$2,725,140

(a)	Class R and Class Z shares are for the period from September 27, 2010 (commencement of operations) to January 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

60	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

	Columbia Portfolio Builder Conservative Fund				Columbia Portfolio Builder Moderate Conservative Fund
Year ended January 31,	2012		2011(a)		2012		2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	7,415,004	77,607,192	6,108,339	61,567,317	10,614,869	112,419,012	9,480,456	95,000,850
Conversions from Class B	498,018	5,303,259	753,380	7,563,931	809,639	8,751,685	1,067,198	10,575,928
Distributions reinvested	1,101,338	11,183,272	474,048	4,817,032	1,089,352	11,374,648	1,044,042	10,602,020
Redemptions	(5,492,438)	(57,565,180)	(5,813,137)	(58,974,402)	(8,676,763)	(92,160,523)	(8,682,630)	(87,424,035)
Net increase	3,521,922	36,528,543	1,522,630	14,973,878	3,837,097	40,384,822	2,909,066	28,754,763
Class B shares
Subscriptions	509,124	5,307,025	713,855	7,119,103	612,636	6,481,999	1,147,777	11,414,869
Distributions reinvested	96,881	980,182	50,558	512,895	81,887	854,472	110,081	1,115,206
Conversions to Class A	(499,428)	(5,303,259)	(755,639)	(7,563,931)	(811,894)	(8,751,685)	(1,070,438)	(10,575,928)
Redemptions	(646,900)	(6,759,519)	(1,073,994)	(10,794,966)	(974,844)	(10,320,727)	(1,525,920)	(15,259,029)
Net decrease	(540,323)	(5,775,571)	(1,065,220)	(10,726,899)	(1,092,215)	(11,735,941)	(1,338,500)	(13,304,882)
Class C shares
Subscriptions	1,481,126	15,430,759	1,166,300	11,767,547	1,658,291	17,516,477	1,279,934	12,832,945
Distributions reinvested	127,694	1,288,663	35,047	356,202	76,659	796,986	63,243	642,370
Redemptions	(565,975)	(5,897,139)	(566,246)	(5,713,108)	(827,649)	(8,733,991)	(705,820)	(7,054,134)
Net increase	1,042,845	10,822,283	635,101	6,410,641	907,301	9,579,472	637,357	6,421,181
Class R shares
Subscriptions	—	—	244	2,500	—	—	246	2,500
Net increase	—	—	244	2,500	—	—	246	2,500
Class R4 shares
Subscriptions	12	117	939	9,253	1,349	14,634	15,966	156,536
Distributions reinvested	335	3,380	170	1,712	313	3,253	271	2,752
Redemptions	(467)	(4,903)	(314)	(3,243)	(135)	(1,452)	(8,732)	(90,637)
Net increase (decrease)	(120)	(1,406)	795	7,722	1,527	16,435	7,505	68,651
Class Z shares
Subscriptions	10,518	109,313	1,875	19,453	18,024	193,810	2,010	21,033
Distributions reinvested	339	3,435	9	94	373	3,876	—	—
Redemptions	(7,730)	(80,256)	—	—	(686)	(7,144)	—	—
Net increase	3,127	32,492	1,884	19,547	17,711	190,542	2,010	21,033
Total net increase	4,027,451	41,606,341	1,095,434	10,687,389	3,671,421	38,435,330	2,217,684	21,963,246

(a)	Class R and Class Z shares are for the period from September 27, 2010 (commencement of operations) to January 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	61

Statement of Changes in Net Assets (continued)

	Columbia Portfolio Builder Moderate Fund				Columbia Portfolio Builder Moderate Aggressive Fund
Year ended January 31,	2012		2011(a)		2012		2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	21,690,216	231,403,839	26,619,796	266,371,211	13,702,255	143,188,043	18,185,958	176,558,870
Conversions from Class B	2,360,749	25,872,040	2,873,055	28,128,223	1,950,472	21,020,993	2,302,245	21,599,718
Distributions reinvested	2,597,985	27,200,795	2,674,712	27,180,929	1,695,818	17,186,264	1,974,121	19,669,394
Redemptions	(22,340,003)	(238,031,148)	(22,454,735)	(224,855,114)	(19,860,068)	(206,330,252)	(20,503,115)	(197,397,014)
Net increase (decrease)	4,308,947	46,445,526	9,712,828	96,825,249	(2,511,523)	(24,934,952)	1,959,209	20,430,968
Class B shares
Subscriptions	1,389,537	14,775,221	3,219,766	31,706,858	716,539	7,505,304	2,290,599	21,804,248
Distributions reinvested	192,392	2,012,722	282,969	2,869,522	110,414	1,114,054	183,038	1,839,755
Conversions to Class A	(2,371,566)	(25,872,040)	(2,887,803)	(28,128,223)	(1,959,563)	(21,020,993)	(2,314,573)	(21,599,718)
Redemptions	(2,643,326)	(28,137,890)	(3,585,363)	(35,532,849)	(2,033,485)	(21,042,615)	(3,057,283)	(29,166,873)
Net decrease	(3,432,963)	(37,221,987)	(2,970,431)	(29,084,692)	(3,166,095)	(33,444,250)	(2,898,219)	(27,122,588)
Class C shares
Subscriptions	3,330,891	35,311,883	3,339,019	33,393,732	2,155,336	22,380,800	1,991,199	19,278,458
Distributions reinvested	146,166	1,521,429	136,318	1,386,795	70,472	706,320	75,737	761,401
Redemptions	(1,838,943)	(19,404,704)	(1,457,386)	(14,539,014)	(1,261,570)	(12,957,533)	(1,010,481)	(9,693,811)
Net increase	1,638,114	17,428,608	2,017,951	20,241,513	964,238	10,129,587	1,056,455	10,346,048
Class R shares
Subscriptions	5,287	53,421	248	2,500	—	—	257	2,500
Distributions reinvested	47	488	—	—	—	—	—	—
Redemptions	(9)	(94)	—	—	—	—	—	—
Net increase	5,325	53,815	248	2,500	—	—	257	2,500
Class R4 shares
Subscriptions	13,432	145,283	47,475	456,903	6,283	68,185	11,288	106,032
Distributions reinvested	1,764	18,464	1,402	14,362	1,858	18,851	2,099	20,896
Redemptions	(16,538)	(174,403)	(1,276)	(13,251)	(16,421)	(166,079)	(12,156)	(118,681)
Net increase (decrease)	(1,342)	(10,656)	47,601	458,014	(8,280)	(79,043)	1,231	8,247
Class Z shares
Subscriptions	80,993	871,373	678	7,043	7,465	80,208	433	4,224
Distributions reinvested	1,038	10,790	5	53	68	669	2	23
Redemptions	(4,874)	(50,326)	(2)	(20)	(1,520)	(16,431)	—	—
Net increase	77,157	831,837	681	7,076	6,013	64,446	435	4,247
Total net increase (decrease)	2,595,238	27,527,143	8,808,878	88,449,660	(4,715,647)	(48,264,212)	119,368	3,669,422

(a)	Class R and Class Z shares are for the period from September 27, 2010 (commencement of operations) to January 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

62	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

	Columbia Portfolio Builder Aggressive Fund
Year ended January 31,	2012		2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	6,259,794	63,898,451	8,138,144	76,442,724
Conversions from Class B	992,437	10,553,077	1,139,205	10,253,942
Distributions reinvested	664,668	6,400,753	744,246	7,524,318
Redemptions	(9,068,967)	(92,101,891)	(10,261,719)	(95,606,635)
Net decrease	(1,152,068)	(11,249,610)	(240,124)	(1,385,651)
Class B shares
Subscriptions	304,034	3,151,406	907,927	8,302,236
Distributions reinvested	22,043	212,051	50,916	512,729
Conversions to Class A	(999,931)	(10,553,077)	(1,149,395)	(10,253,942)
Redemptions	(983,870)	(9,958,992)	(1,454,563)	(13,366,516)
Net decrease	(1,657,724)	(17,148,612)	(1,645,115)	(14,805,493)
Class C shares
Subscriptions	846,098	8,505,955	815,783	7,580,256
Distributions reinvested	22,854	217,113	26,974	269,205
Redemptions	(689,270)	(6,885,247)	(867,702)	(7,933,554)
Net increase (decrease)	179,682	1,837,821	(24,945)	(84,093)
Class R shares
Subscriptions	—	—	265	2,500
Net increase	—	—	265	2,500
Class R4 shares
Subscriptions	4,239	44,892	7,426	65,727
Distributions reinvested	692	6,673	768	7,768
Redemptions	(5,409)	(53,339)	(8,792)	(79,100)
Net decrease	(478)	(1,774)	(598)	(5,605)
Class Z shares
Subscriptions	21,187	221,433	265	2,500
Distributions reinvested	136	1,301	—	—
Redemptions	(5,003)	(51,952)	—	—
Net increase	16,320	170,782	265	2,500
Total net decrease	(2,614,268)	(26,391,393)	(1,910,252)	(16,275,842)

(a)	Class R and Class Z shares are for the period from September 27, 2010 (commencement of operations) to January 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	63

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

Columbia Portfolio Builder Conservative Fund

Class A	Year ended Jan. 31,
Per share data	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.44	$9.77	$8.51	$10.15	$10.43
Income from investment operations:
Net investment income	0.25	0.24	0.25	0.32	0.36
Net realized and unrealized gain (loss)	0.14	0.68	1.25	(1.63)	0.17
Total from investment operations	0.39	0.92	1.50	(1.31)	0.53
Less distributions to shareholders from:
Net investment income	(0.25)	(0.25)	(0.24)	(0.31)	(0.42)
Net realized gains	(0.26)	—	—	(0.02)	(0.39)
Total distributions to shareholders	(0.51)	(0.25)	(0.24)	(0.33)	(0.81)
Net asset value, end of period	$10.32	$10.44	$9.77	$8.51	$10.15
Total return	3.90%	9.47%	17.78%	(13.09% )	5.14%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.49%	0.48%	0.47%	0.47%	0.45%
Net expenses after fees waived or expenses reimbursed(b)	0.49% (c)	0.48%	0.47%	0.47%	0.45%
Net investment income	2.35% (c)	2.32%	2.71%	3.44%	3.42%
Supplemental data
Net assets, end of period (in thousands)	$251,178	$217,147	$188,324	$145,919	$111,051
Portfolio turnover	88%	16%	26%	27%	29%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

64	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Conservative Fund (continued)

Class B	Year ended Jan. 31,
Per share data	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.40	$9.73	$8.48	$10.11	$10.40
Income from investment operations:
Net investment income	0.16	0.15	0.17	0.25	0.28
Net realized and unrealized gain (loss)	0.16	0.69	1.25	(1.62)	0.16
Total from investment operations	0.32	0.84	1.42	(1.37)	0.44
Less distributions to shareholders from:
Net investment income	(0.17)	(0.17)	(0.17)	(0.24)	(0.34)
Net realized gains	(0.26)	—	—	(0.02)	(0.39)
Total distributions to shareholders	(0.43)	(0.17)	(0.17)	(0.26)	(0.73)
Net asset value, end of period	$10.29	$10.40	$9.73	$8.48	$10.11
Total return	3.19%	8.64%	16.82%	(13.69% )	4.27%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.24%	1.23%	1.23%	1.22%	1.20%
Net expenses after fees waived or expenses reimbursed(b)	1.24% (c)	1.23%	1.23%	1.22%	1.20%
Net investment income	1.56% (c)	1.47%	1.89%	2.60%	2.63%
Supplemental data
Net assets, end of period (in thousands)	$24,717	$30,599	$38,996	$41,590	$40,525
Portfolio turnover	88%	16%	26%	27%	29%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	65

Financial Highlights (continued)

Columbia Portfolio Builder Conservative Fund (continued)

Class C	Year ended Jan. 31,
Per share data	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.39	$9.73	$8.48	$10.12	$10.41
Income from investment operations:
Net investment income	0.17	0.16	0.18	0.25	0.28
Net realized and unrealized gain (loss)	0.16	0.67	1.25	(1.63)	0.16
Total from investment operations	0.33	0.83	1.43	(1.38)	0.44
Less distributions to shareholders from:
Net investment income	(0.18)	(0.17)	(0.18)	(0.24)	(0.34)
Net realized gains	(0.26)	—	—	(0.02)	(0.39)
Total distributions to shareholders	(0.44)	(0.17)	(0.18)	(0.26)	(0.73)
Net asset value, end of period	$10.28	$10.39	$9.73	$8.48	$10.12
Total return	3.28%	8.63%	16.92%	(13.75% )	4.29%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.24%	1.23%	1.22%	1.22%	1.20%
Net expenses after fees waived or expenses reimbursed(b)	1.24% (c)	1.23%	1.22%	1.22%	1.20%
Net investment income	1.62% (c)	1.60%	1.99%	2.68%	2.67%
Supplemental data
Net assets, end of period (in thousands)	$36,637	$26,212	$18,362	$10,602	$7,616
Portfolio turnover	88%	16%	26%	27%	29%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

66	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Conservative Fund (continued)

Class R	Year ended Jan. 31,
Per share data	2012	2011(a)
Net asset value, beginning of period	$10.44	$10.24
Income from investment operations:
Net investment income	0.22	0.10
Net realized and unrealized gain	0.15	0.21
Total from investment operations	0.37	0.31
Less distributions to shareholders from:
Net investment income	(0.23)	(0.11)
Net realized gains	(0.26)	—
Total distributions to shareholders	(0.49)	(0.11)
Net asset value, end of period	$10.32	$10.44
Total return	3.66%	3.03%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.75%	0.68%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.75%	0.68%	(c)
Net investment income	2.07%	2.78%	(c)
Supplemental data
Net assets, end of period (in thousands)	$3	$3
Portfolio turnover	88%	16%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	67

Financial Highlights (continued)

Columbia Portfolio Builder Conservative Fund (continued)

Class R4	Year ended Jan. 31,
Per share data	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.35	$9.69	$8.43	$10.05	$10.34
Income from investment operations:
Net investment income	0.25	0.24	0.24	0.35	0.39
Net realized and unrealized gain (loss)	0.16	0.67	1.25	(1.60)	0.16
Total from investment operations	0.41	0.91	1.49	(1.25)	0.55
Less distributions to shareholders from:
Net investment income	(0.25)	(0.25)	(0.23)	(0.35)	(0.45)
Net realized gains	(0.26)	—	—	(0.02)	(0.39)
Total distributions to shareholders	(0.51)	(0.25)	(0.23)	(0.37)	(0.84)
Net asset value, end of period	$10.25	$10.35	$9.69	$8.43	$10.05
Total return	4.14%	9.49%	17.86%	(12.71% )	5.34%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.41%	0.44%	0.38%	0.39%	0.38%
Net expenses after fees waived or expenses reimbursed(b)	0.39%	0.44%	0.38%	0.13%	0.19%
Net investment income	2.43%	2.35%	2.69%	3.68%	3.68%
Supplemental data
Net assets, end of period (in thousands)	$79	$81	$68	$21	$24
Portfolio turnover	88%	16%	26%	27%	29%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

68	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Conservative Fund (continued)

Class Z	Year ended Jan. 31,
Per share data	2012	2011(a)
Net asset value, beginning of period	$10.44	$10.24
Income from investment operations:
Net investment income	0.28	0.12
Net realized and unrealized gain	0.14	0.20
Total from investment operations	0.42	0.32
Less distributions to shareholders from:
Net investment income	(0.28)	(0.12)
Net realized gains	(0.26)	—
Total distributions to shareholders	(0.54)	(0.12)
Net asset value, end of period	$10.32	$10.44
Total return	4.19%	3.15%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.24%	0.26%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.24% (e)	0.21%	(c)
Net investment income	2.71% (e)	3.28%	(c)
Supplemental data
Net assets, end of period (in thousands)	$52	$20
Portfolio turnover	88%	16%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	69

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Conservative Fund

Class A	Year ended Jan. 31,
Per share data	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.58	$9.61	$8.02	$10.28	$10.85
Income from investment operations:
Net investment income	0.26	0.26	0.24	0.31	0.33
Net realized and unrealized gain (loss)	0.17	1.01	1.59	(2.27)	0.11
Total from investment operations	0.43	1.27	1.83	(1.96)	0.44
Less distributions to shareholders from:
Net investment income	(0.27)	(0.30)	(0.24)	(0.27)	(0.42)
Net realized gains	(0.03)	—	—	(0.03)	(0.59)
Total distributions to shareholders	(0.30)	(0.30)	(0.24)	(0.30)	(1.01)
Net asset value, end of period	$10.71	$10.58	$9.61	$8.02	$10.28
Total return	4.19%	13.38%	23.06%	(19.31% )	3.99%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.43%	0.45%	0.45%	0.44%	0.41%
Net expenses after fees waived or expenses reimbursed(b)	0.43% (c)	0.45%	0.45%	0.44%	0.41%
Net investment income	2.45% (c)	2.58%	2.71%	3.26%	3.03%
Supplemental data
Net assets, end of period (in thousands)	$446,168	$400,064	$335,709	$257,155	$259,700
Portfolio turnover	88%	15%	30%	29%	31%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

70	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Moderate Conservative Fund (continued)

Class B	Year ended Jan. 31,
Per share data	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.54	$9.58	$8.00	$10.25	$10.82
Income from investment operations:
Net investment income	0.18	0.17	0.17	0.23	0.24
Net realized and unrealized gain (loss)	0.18	1.01	1.58	(2.25)	0.12
Total from investment operations	0.36	1.18	1.75	(2.02)	0.36
Less distributions to shareholders from:
Net investment income	(0.19)	(0.22)	(0.17)	(0.20)	(0.34)
Net realized gains	(0.03)	—	—	(0.03)	(0.59)
Total distributions to shareholders	(0.22)	(0.22)	(0.17)	(0.23)	(0.93)
Net asset value, end of period	$10.68	$10.54	$9.58	$8.00	$10.25
Total return	3.48%	12.43%	22.05%	(19.89% )	3.22%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.18%	1.20%	1.21%	1.19%	1.17%
Net expenses after fees waived or expenses reimbursed(b)	1.18% (c)	1.20%	1.21%	1.19%	1.17%
Net investment income	1.66% (c)	1.73%	1.88%	2.42%	2.22%
Supplemental data
Net assets, end of period (in thousands)	$41,040	$52,032	$60,124	$60,845	$76,118
Portfolio turnover	88%	15%	30%	29%	31%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	71

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Conservative Fund (continued)

Class C	Year ended Jan. 31,
Per share data	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.53	$9.58	$8.00	$10.25	$10.82
Income from investment operations:
Net investment income	0.18	0.19	0.18	0.23	0.25
Net realized and unrealized gain (loss)	0.18	0.99	1.58	(2.25)	0.11
Total from investment operations	0.36	1.18	1.76	(2.02)	0.36
Less distributions to shareholders from:
Net investment income	(0.20)	(0.23)	(0.18)	(0.20)	(0.34)
Net realized gains	(0.03)	—	—	(0.03)	(0.59)
Total distributions to shareholders	(0.23)	(0.23)	(0.18)	(0.23)	(0.93)
Net asset value, end of period	$10.66	$10.53	$9.58	$8.00	$10.25
Total return	3.46%	12.41%	22.14%	(19.88% )	3.23%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.19%	1.20%	1.20%	1.19%	1.17%
Net expenses after fees waived or expenses reimbursed(b)	1.19% (c)	1.20%	1.20%	1.19%	1.17%
Net investment income	1.71% (c)	1.85%	2.00%	2.48%	2.27%
Supplemental data
Net assets, end of period (in thousands)	$45,634	$35,528	$26,208	$15,772	$16,243
Portfolio turnover	88%	15%	30%	29%	31%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

72	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Moderate Conservative Fund (continued)

Class R	Year ended Jan. 31,
Per share data	2012	2011(a)
Net asset value, beginning of period	$10.57	$10.16
Income from investment operations:
Net investment income	0.24	0.12
Net realized and unrealized gain	0.18	0.42
Total from investment operations	0.42	0.54
Less distributions to shareholders from:
Net investment income	(0.25)	(0.13)
Net realized gains	(0.03)	—
Total distributions to shareholders	(0.28)	(0.13)
Net asset value, end of period	$10.71	$10.57
Total return	4.03%	5.35%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.65%	0.65%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.65%	0.65%	(c)
Net investment income	2.22%	3.25%	(c)
Supplemental data
Net assets, end of period (in thousands)	$3	$3
Portfolio turnover	88%	15%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	73

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Conservative Fund (continued)

Class R4	Year ended Jan. 31,
Per share data	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.52	$9.57	$7.99	$10.24	$10.80
Income from investment operations:
Net investment income	0.27	0.30	0.25	0.33	0.37
Net realized and unrealized gain (loss)	0.18	0.96	1.58	(2.23)	0.10
Total from investment operations	0.45	1.26	1.83	(1.90)	0.47
Less distributions to shareholders from:
Net investment income	(0.28)	(0.31)	(0.25)	(0.32)	(0.44)
Net realized gains	(0.03)	—	—	(0.03)	(0.59)
Total distributions to shareholders	(0.31)	(0.31)	(0.25)	(0.35)	(1.03)
Net asset value, end of period	$10.66	$10.52	$9.57	$7.99	$10.24
Total return	4.36%	13.34%	23.16%	(18.93% )	4.32%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.36%	0.38%	0.36%	0.37%	0.36%
Net expenses after fees waived or expenses reimbursed(b)	0.36%	0.38%	0.36%	0.07%	0.16%
Net investment income	2.52%	2.99%	2.79%	3.55%	3.41%
Supplemental data
Net assets, end of period (in thousands)	$128	$111	$29	$25	$43
Portfolio turnover	88%	15%	30%	29%	31%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

74	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Moderate Conservative Fund (continued)

Class Z	Year ended Jan. 31,
Per share data	2012	2011(a)
Net asset value, beginning of period	$10.58	$10.16
Income from investment operations:
Net investment income	0.29	0.08
Net realized and unrealized gain	0.17	0.48
Total from investment operations	0.46	0.56
Less distributions to shareholders from:
Net investment income	(0.30)	(0.14)
Net realized gains	(0.03)	—
Total distributions to shareholders	(0.33)	(0.14)
Net asset value, end of period	$10.71	$10.58
Total return	4.49%	5.58%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.19%	0.20%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.19% (e)	0.20%	(c)
Net investment income	2.78% (e)	2.37%	(c)
Supplemental data
Net assets, end of period (in thousands)	$211	$21
Portfolio turnover	88%	15%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	75

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Fund

Class A	Year ended Jan. 31,
Per share data	2012		2011	2010	2009	2008
Net asset value, beginning of period	$10.71		$9.46	$7.58	$10.46	$11.36
Income from investment operations:
Net investment income	0.23		0.23	0.23	0.30	0.31
Net realized and unrealized gain (loss)	0.06		1.29	1.90	(2.93)	0.02
Total from investment operations	0.29		1.52	2.13	(2.63)	0.33
Less distributions to shareholders from:
Net investment income	(0.25)		(0.27)	(0.25)	(0.23)	(0.44)
Net realized gains	—		—	—	(0.02)	(0.79)
Total distributions to shareholders	(0.25)		(0.27)	(0.25)	(0.25)	(1.23)
Net asset value, end of period	$10.75		$10.71	$9.46	$7.58	$10.46
Total return	2.84%		16.23%	28.49%	(25.51% )	2.69%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.43%		0.43%	0.45%	0.43%	0.41%
Net expenses after fees waived or expenses reimbursed(b)	0.43%	(c)	0.43%	0.45%	0.43%	0.41%
Net investment income	2.11%	(c)	2.32%	2.63%	3.19%	2.70%
Supplemental data
Net assets, end of period (in thousands)	$1,215,462		$1,164,732	$936,670	$664,054	$746,274
Portfolio turnover	58%		9%	26%	34%	27%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

76	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Moderate Fund (continued)

Class B	Year ended Jan. 31,
Per share data	2012		2011	2010	2009	2008
Net asset value, beginning of period	$10.66		$9.41	$7.54	$10.41	$11.31
Income from investment operations:
Net investment income	0.14		0.15	0.15	0.22	0.22
Net realized and unrealized gain (loss)	0.07		1.29	1.91	(2.91)	0.02
Total from investment operations	0.21		1.44	2.06	(2.69)	0.24
Less distributions to shareholders from:
Net investment income	(0.17)		(0.19)	(0.19)	(0.16)	(0.35)
Net realized gains	—		—	—	(0.02)	(0.79)
Total distributions to shareholders	(0.17)		(0.19)	(0.19)	(0.18)	(1.14)
Net asset value, end of period	$10.70		$10.66	$9.41	$7.54	$10.41
Total return	2.03%		15.43%	27.54%	(26.12% )	1.92%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.18%		1.19%	1.21%	1.19%	1.17%
Net expenses after fees waived or expenses reimbursed(b)	1.18%	(c)	1.19%	1.21%	1.19%	1.17%
Net investment income	1.32%	(c)	1.47%	1.79%	2.32%	1.89%
Supplemental data
Net assets, end of period (in thousands)	$117,235		$153,336	$163,375	$144,798	$198,087
Portfolio turnover	58%		9%	26%	34%	27%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	77

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Fund (continued)

Class C	Year ended Jan. 31,
Per share data	2012		2011	2010	2009	2008
Net asset value, beginning of period	$10.65		$9.41	$7.55	$10.41	$11.32
Income from investment operations:
Net investment income	0.15		0.16	0.17	0.23	0.23
Net realized and unrealized gain (loss)	0.07		1.28	1.88	(2.91)	0.01
Total from investment operations	0.22		1.44	2.05	(2.68)	0.24
Less distributions to shareholders from:
Net investment income	(0.18)		(0.20)	(0.19)	(0.16)	(0.36)
Net realized gains	—		—	—	(0.02)	(0.79)
Total distributions to shareholders	(0.18)		(0.20)	(0.19)	(0.18)	(1.15)
Net asset value, end of period	$10.69		$10.65	$9.41	$7.55	$10.41
Total return	2.10%		15.40%	27.45%	(25.99% )	1.85%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.18%		1.19%	1.20%	1.19%	1.17%
Net expenses after fees waived or expenses reimbursed(b)	1.18%	(c)	1.19%	1.20%	1.19%	1.17%
Net investment income	1.38%	(c)	1.62%	1.92%	2.45%	1.97%
Supplemental data
Net assets, end of period (in thousands)	$107,827		$90,001	$60,533	$33,449	$35,786
Portfolio turnover	58%		9%	26%	34%	27%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

78	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Moderate Fund (continued)

Class R	Year ended Jan. 31,
Per share data	2012		2011(a)
Net asset value, beginning of period	$10.70		$10.10
Income from investment operations:
Net investment income	0.30		0.11
Net realized and unrealized gain (loss)	(0.02	)(b)	0.60
Total from investment operations	0.28		0.71
Less distributions to shareholders from:
Net investment income	(0.24)		(0.11)
Total distributions to shareholders	(0.24)		(0.11)
Net asset value, end of period	$10.74		$10.70
Total return	2.66%		7.06%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.71%		0.67%	(d)
Net expenses after fees waived or expenses reimbursed(e)	0.71%		0.67%	(d)
Net investment income	2.93%		3.18%	(d)
Supplemental data
Net assets, end of period (in thousands)	$60		$3
Portfolio turnover	58%		9%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.
(b)

Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	79

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Fund (continued)

Class R4	Year ended Jan. 31,
Per share data	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.70	$9.45	$7.57	$10.45	$11.34
Income from investment operations:
Net investment income	0.23	0.27	0.26	0.33	0.36
Net realized and unrealized gain (loss)	0.08	1.26	1.88	(2.92)	0.00 (a)
Total from investment operations	0.31	1.53	2.14	(2.59)	0.36
Less distributions to shareholders from:
Net investment income	(0.27)	(0.28)	(0.26)	(0.27)	(0.46)
Net realized gains	—	—	—	(0.02)	(0.79)
Total distributions to shareholders	(0.27)	(0.28)	(0.26)	(0.29)	(1.25)
Net asset value, end of period	$10.74	$10.70	$9.45	$7.57	$10.45
Total return	2.94%	16.38%	28.70%	(25.22% )	2.99%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.34%	0.33%	0.35%	0.35%	0.35%
Net expenses after fees waived or expenses reimbursed(c)	0.34%	0.33%	0.35%	0.06%	0.14%
Net investment income	2.18%	2.66%	2.96%	3.50%	3.12%
Supplemental data
Net assets, end of period (in thousands)	$748	$760	$221	$78	$105
Portfolio turnover	58%	9%	26%	34%	27%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

80	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Moderate Fund (continued)

Class Z	Year ended Jan. 31,
Per share data	2012		2011(a)
Net asset value, beginning of period	$10.71		$10.10
Income from investment operations:
Net investment income	0.26		0.16
Net realized and unrealized gain	0.07		0.58
Total from investment operations	0.33		0.74
Less distributions to shareholders from:
Net investment income	(0.29)		(0.13)
Total distributions to shareholders	(0.29)		(0.13)
Net asset value, end of period	$10.75		$10.71
Total return	3.15%		7.31%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.19%		0.11%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.19%	(e)	0.11%	(c)
Net investment income	2.49%	(e)	4.32%	(c)
Supplemental data
Net assets, end of period (in thousands)	$836		$7
Portfolio turnover	58%		9%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	81

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Aggressive Fund

Class A	Year ended Jan. 31,
Per share data	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.50	$9.03	$7.01	$10.48	$11.73
Income from investment operations:
Net investment income	0.17	0.18	0.18	0.23	0.24
Net realized and unrealized gain (loss)	(0.01)	1.50	2.02	(3.46)	(0.01)
Total from investment operations	0.16	1.68	2.20	(3.23)	0.23
Less distributions to shareholders from:
Net investment income	(0.19)	(0.21)	(0.18)	(0.22)	(0.40)
Net realized gains	—	—	—	(0.02)	(1.08)
Total distributions to shareholders	(0.19)	(0.21)	(0.18)	(0.24)	(1.48)
Net asset value, end of period	$10.47	$10.50	$9.03	$7.01	$10.48
Total return	1.57%	18.80%	31.56%	(31.15% )	1.57%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.47%	0.47%	0.49%	0.47%	0.43%
Net expenses after fees waived or expenses reimbursed(b)	0.47% (c)	0.47%	0.49%	0.47%	0.43%
Net investment income	1.61% (c)	1.89%	2.16%	2.51%	2.04%
Supplemental data
Net assets, end of period (in thousands)	$978,712	$1,007,306	$848,711	$644,510	$880,751
Portfolio turnover	85%	11%	28%	33%	33%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

82	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Moderate Aggressive Fund (continued)

Class B	Year ended Jan. 31,
Per share data	2012		2011	2010	2009	2008
Net asset value, beginning of period	$10.45		$8.99	$6.98	$10.43	$11.68
Income from investment operations:
Net investment income	0.09		0.10	0.11	0.16	0.15
Net realized and unrealized gain (loss)	(0.00	)(a)	1.50	2.02	(3.44)	(0.01)
Total from investment operations	0.09		1.60	2.13	(3.28)	0.14
Less distributions to shareholders from:
Net investment income	(0.11)		(0.14)	(0.12)	(0.15)	(0.31)
Net realized gains	—		—	—	(0.02)	(1.08)
Total distributions to shareholders	(0.11)		(0.14)	(0.12)	(0.17)	(1.39)
Net asset value, end of period	$10.43		$10.45	$8.99	$6.98	$10.43
Total return	0.87%		17.86%	30.56%	(31.65% )	0.81%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.22%		1.22%	1.26%	1.23%	1.19%
Net expenses after fees waived or expenses reimbursed(c)	1.22%	(d)	1.22%	1.26%	1.23%	1.19%
Net investment income	0.83%	(d)	1.05%	1.31%	1.69%	1.23%
Supplemental data
Net assets, end of period (in thousands)	$103,662		$136,938	$143,830	$130,075	$199,150
Portfolio turnover	85%		11%	28%	33%	33%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	83

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Aggressive Fund (continued)

Class C	Year ended Jan. 31,
Per share data	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.43	$8.97	$6.98	$10.43	$11.68
Income from investment operations:
Net investment income	0.09	0.11	0.12	0.16	0.16
Net realized and unrealized gain (loss)	(0.01)	1.50	1.99	(3.44)	(0.01)
Total from investment operations	0.08	1.61	2.11	(3.28)	0.15
Less distributions to shareholders from:
Net investment income	(0.11)	(0.15)	(0.12)	(0.15)	(0.32)
Net realized gains	—	—	—	(0.02)	(1.08)
Total distributions to shareholders	(0.11)	(0.15)	(0.12)	(0.17)	(1.40)
Net asset value, end of period	$10.40	$10.43	$8.97	$6.98	$10.43
Total return	0.85%	17.97%	30.37%	(31.63% )	0.85%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.22%	1.22%	1.25%	1.22%	1.19%
Net expenses after fees waived or expenses reimbursed(b)	1.22% (c)	1.22%	1.25%	1.22%	1.19%
Net investment income	0.88% (c)	1.18%	1.48%	1.79%	1.33%
Supplemental data
Net assets, end of period (in thousands)	$73,063	$63,199	$44,908	$26,361	$33,117
Portfolio turnover	85%	11%	28%	33%	33%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

84	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Moderate Aggressive Fund (continued)

Class R	Year ended Jan. 31,
Per share data	2012	2011(a)
Net asset value, beginning of period	$10.50	$9.74
Income from investment operations:
Net investment income	0.14	0.11
Net realized and unrealized gain (loss)	(0.01)	0.77
Total from investment operations	0.13	0.88
Less distributions to shareholders from:
Net investment income	(0.16)	(0.12)
Total distributions to shareholders	(0.16)	(0.12)
Net asset value, end of period	$10.47	$10.50
Total return	1.31%	9.05%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.73%	0.67%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.73%	0.67%	(c)
Net investment income	1.36%	3.03%	(c)
Supplemental data
Net assets, end of period (in thousands)	$3	$3
Portfolio turnover	85%	11%
Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	85

Financial Highlights (continued)

Columbia Portfolio Builder Moderate Aggressive Fund (continued)

Class R4	Year ended Jan. 31,
Per share data	2012		2011	2010	2009	2008
Net asset value, beginning of period	$10.51		$9.04	$7.02	$10.50	$11.75
Income from investment operations:
Net investment income	0.18		0.19	0.19	0.27	0.29
Net realized and unrealized gain (loss)	(0.00	)(a)	1.51	2.02	(3.47)	(0.02)
Total from investment operations	0.18		1.70	2.21	(3.20)	0.27
Less distributions to shareholders from:
Net investment income	(0.20)		(0.23)	(0.19)	(0.26)	(0.44)
Net realized gains	—		—	—	(0.02)	(1.08)
Total distributions to shareholders	(0.20)		(0.23)	(0.19)	(0.28)	(1.52)
Net asset value, end of period	$10.49		$10.51	$9.04	$7.02	$10.50
Total return	1.82%		18.92%	31.73%	(30.91% )	1.86%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.32%		0.34%	0.35%	0.35%	0.34%
Net expenses after fees waived or expenses reimbursed(c)	0.32%		0.34%	0.35%	0.09%	0.16%
Net investment income	1.75%		2.00%	2.30%	2.88%	2.41%
Supplemental data
Net assets, end of period (in thousands)	$903		$992	$842	$558	$806
Portfolio turnover	85%		11%	28%	33%	33%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

86	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Moderate Aggressive Fund (continued)

Class Z	Year ended Jan. 31,
Per share data	2012		2011(a)
Net asset value, beginning of period	$10.50		$9.74
Income from investment operations:
Net investment income	0.21		0.13
Net realized and unrealized gain (loss)	(0.02)		0.76
Total from investment operations	0.19		0.89
Less distributions to shareholders from:
Net investment income	(0.22)		(0.13)
Total distributions to shareholders	(0.22)		(0.13)
Net asset value, end of period	$10.47		$10.50
Total return	1.89%		9.19%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.22%		0.12	%(c)
Net expenses after fees waived or expenses reimbursed(d)	0.22	%(e)	0.12	%(c)
Net investment income	2.05	%(e)	3.63	%(c)
Supplemental data
Net assets, end of period (in thousands)	$68		$5
Portfolio turnover	85%		11%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	87

Financial Highlights (continued)

Columbia Portfolio Builder Aggressive Fund

Class A	Year ended Jan. 31,
Per share data	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.28	$8.62	$6.49	$10.46	$12.20
Income from investment operations:
Net investment income	0.12	0.14	0.15	0.17	0.19
Net realized and unrealized gain (loss)	(0.07)	1.69	2.14	(3.98)	(0.14)
Total from investment operations	0.05	1.83	2.29	(3.81)	0.05
Less distributions to shareholders from:
Net investment income	(0.14)	(0.17)	(0.16)	(0.12)	(0.39)
Net realized gains	—	—	—	(0.04)	(1.40)
Total distributions to shareholders	(0.14)	(0.17)	(0.16)	(0.16)	(1.79)
Net asset value, end of period	$10.19	$10.28	$8.62	$6.49	$10.46
Total return	0.60%	21.22%	35.27%	(36.52% )	(0.31% )
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.49%	0.50%	0.53%	0.51%	0.46%
Net expenses after fees waived or expenses reimbursed(b)	0.49% (c)	0.50%	0.51%	0.50%	0.46%
Net investment income	1.18% (c)	1.48%	1.92%	1.83%	1.53%
Supplemental data
Net assets, end of period (in thousands)	$472,855	$489,241	$411,906	$294,773	$428,864
Portfolio turnover	83%	10%	28%	35%	40%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

88	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Aggressive Fund (continued)

Class B	Year ended Jan. 31,
Per share data	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.24	$8.57	$6.46	$10.38	$12.11
Income from investment operations:
Net investment income	0.04	0.06	0.08	0.09	0.09
Net realized and unrealized gain (loss)	(0.07)	1.69	2.12	(3.93)	(0.13)
Total from investment operations	(0.03)	1.75	2.20	(3.84)	(0.04)
Less distributions to shareholders from:
Net investment income	(0.04)	(0.08)	(0.09)	(0.04)	(0.29)
Net realized gains	—	—	—	(0.04)	(1.40)
Total distributions to shareholders	(0.04)	(0.08)	(0.09)	(0.08)	(1.69)
Net asset value, end of period	$10.17	$10.24	$8.57	$6.46	$10.38
Total return	(0.22% )	20.46%	34.10%	(37.04% )	(1.02% )
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.24%	1.26%	1.29%	1.26%	1.22%
Net expenses after fees waived or expenses reimbursed(b)	1.24% (c)	1.26%	1.27%	1.26%	1.22%
Net investment income	0.38% (c)	0.62%	1.09%	0.99%	0.74%
Supplemental data
Net assets, end of period (in thousands)	$49,003	$66,323	$69,632	$56,864	$94,960
Portfolio turnover	83%	10%	28%	35%	40%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	89

Financial Highlights (continued)

Columbia Portfolio Builder Aggressive Fund (continued)

Class C	Year ended Jan. 31,
Per share data	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.14	$8.50	$6.42	$10.33	$12.08
Income from investment operations:
Net investment income	0.04	0.07	0.11	0.10	0.10
Net realized and unrealized gain (loss)	(0.07)	1.67	2.08	(3.92)	(0.15)
Total from investment operations	(0.03)	1.74	2.19	(3.82)	(0.05)
Less distributions to shareholders from:
Net investment income	(0.07)	(0.10)	(0.11)	(0.05)	(0.30)
Net realized gains	—	—	—	(0.04)	(1.40)
Total distributions to shareholders	(0.07)	(0.10)	(0.11)	(0.09)	(1.70)
Net asset value, end of period	$10.04	$10.14	$8.50	$6.42	$10.33
Total return	(0.23% )	20.45%	34.07%	(37.00% )	(1.06% )
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.24%	1.25%	1.28%	1.26%	1.21%
Net expenses after fees waived or expenses reimbursed(b)	1.24% (c)	1.25%	1.26%	1.25%	1.21%
Net investment income	0.44% (c)	0.72%	1.37%	1.09%	0.83%
Supplemental data
Net assets, end of period (in thousands)	$33,266	$31,772	$26,852	$11,330	$15,158
Portfolio turnover	83%	10%	28%	35%	40%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

90	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Aggressive Fund (continued)

Class R	Year ended Jan. 31,
Per share data	2012	2011(a)
Net asset value, beginning of period	$10.25	$9.42
Income from investment operations:
Net investment income	0.10	0.10
Net realized and unrealized gain (loss)	(0.07)	0.92
Total from investment operations	0.03	1.02
Less distributions to shareholders from:
Net investment income	(0.12)	(0.19)
Total distributions to shareholders	(0.12)	(0.19)
Net asset value, end of period	$10.16	$10.25
Total return	0.33%	10.87%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.70%	0.71%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.70%	0.71%	(c)
Net investment income	0.98%	2.91%	(c)
Supplemental data
Net assets, end of period (in thousands)	$3	$3
Portfolio turnover	83%	10%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	91

Financial Highlights (continued)

Columbia Portfolio Builder Aggressive Fund (continued)

Class R4	Year ended Jan. 31,
Per share data	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.30	$8.63	$6.50	$10.48	$12.23
Income from investment operations:
Net investment income	0.13	0.15	0.17	0.22	0.28
Net realized and unrealized gain (loss)	(0.07)	1.70	2.13	(4.01)	(0.20)
Total from investment operations	0.06	1.85	2.30	(3.79)	0.08
Less distributions to shareholders from:
Net investment income	(0.16)	(0.18)	(0.17)	(0.15)	(0.43)
Net realized gains	—	—	—	(0.04)	(1.40)
Total distributions to shareholders	(0.16)	(0.18)	(0.17)	(0.19)	(1.83)
Net asset value, end of period	$10.20	$10.30	$8.63	$6.50	$10.48
Total return	0.64%	21.46%	35.36%	(36.20% )	(0.09% )
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.35%	0.38%	0.36%	0.36%	0.35%
Net expenses after fees waived or expenses reimbursed(b)	0.35%	0.38%	0.36%	0.11%	0.18%
Net investment income	1.30%	1.62%	2.13%	2.57%	2.29%
Supplemental data
Net assets, end of period (in thousands)	$451	$461	$391	$141	$110
Portfolio turnover	83%	10%	28%	35%	40%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

92	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Aggressive Fund (continued)

Class Z	Year ended Jan. 31,
Per share data	2012		2011(a)
Net asset value, beginning of period	$10.26		$9.42
Income from investment operations:
Net investment income	0.14		0.12
Net realized and unrealized gain (loss)	(0.07)		0.92
Total from investment operations	0.07		1.04
Less distributions to shareholders from:
Net investment income	(0.17)		(0.20)
Total distributions to shareholders	(0.17)		(0.20)
Net asset value, end of period	$10.16		$10.26
Total return	0.83%		11.11%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.24%		0.18	%(c)
Net expenses after fees waived or expenses reimbursed(d)	0.24	%(e)	0.18	%(c)
Net investment income	1.40	%(e)	3.44	%(c)
Supplemental data
Net assets, end of period (in thousands)	$168		$3
Portfolio turnover	83%		10%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	93

Notes to Financial Statements

January 31, 2012

Note 1. Organization

Columbia Funds Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each a Fund and collectively, the Funds): Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Moderate Aggressive Fund and Columbia Portfolio Builder Aggressive Fund. Each Fund currently operates as a diversified fund. Effective March 7, 2011, the Funds, formerly a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation, were reorganized into a newly formed series of the Trust.

Each Fund is a “fund-of-funds” and invests in a combination of underlying affiliated funds* for which Columbia Management Investment Advisers, LLC (Columbia Management), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or an affiliate acts as investment manager or principal underwriter. Each Fund invests in Class I shares of the underlying funds. Class I shares are available exclusively to certain individual investors. Columbia Management is the Investment Manager for the Funds.

*	For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds’ most recent prospectus.

Fund Shares

The Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees (the Board). The Funds offer Class A, Class B, Class C, Class R, Class R4 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% for Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund and 5.75% for Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Moderate Aggressive Fund and Columbia Portfolio Builder Aggressive Fund based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange on the valuation date.

94	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Derivative Instruments

Each Fund may invest in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Each Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

Each Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts as detailed below:

Futures contracts	Funds
To manage exposure to the securities market.	Columbia Portfolio Builder Conservative Fund,
Columbia Portfolio Builder Moderate Conservative  Fund,
Columbia Portfolio Builder Moderate Fund,
Columbia Portfolio Builder Moderate Aggressive Fund and
Columbia Portfolio Builder Aggressive Fund

Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into futures contracts, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Columbia Portfolio Builder Conservative Fund

Fair Values of Derivative Instruments at January 31, 2012

	Asset Derivatives			Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Net assets — unrealized appreciation on futures contracts	$—	*	Net assets — unrealized depreciation on futures contracts	$417	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Investments in Affiliated Funds. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	95

Notes to Financial Statements (continued)

Effect of Derivative Instruments in the Statement of Operations for the Year Ended January 31, 2012

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Equity contracts	$—

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Equity contracts	$(417)

Volume of Derivative Instruments for the Year Ended January 31, 2012

Contracts Opened
Futures Contracts	10

Columbia Portfolio Builder Moderate Conservative Fund

Fair Values of Derivative Instruments at January 31, 2012

	Asset Derivatives			Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Net assets — unrealized appreciation on futures contracts	$—	*	Net assets — unrealized depreciation on futures contracts	$667	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Investments in Affiliated Funds. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Year Ended January 31, 2012

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Equity contracts	$—

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Equity contracts	$(667)

Volume of Derivative Instruments for the Year Ended January 31, 2012

Contracts Opened
Futures contracts	16

Columbia Portfolio Builder Moderate Fund

Fair Values of Derivative Instruments at January 31, 2012

	Asset Derivatives			Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Net assets — unrealized appreciation on futures contracts	$—	*	Net assets — unrealized depreciation on futures contracts	$1,833	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Investments in Affiliated Funds. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

96	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Effect of Derivative Instruments in the Statement of Operations for the Year Ended January 31, 2012

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Equity contracts	$—

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Equity contracts	$(1,833)

Volume of Derivative Instruments for the Year Ended January 31, 2012

Contracts Opened
Futures contracts	44

Columbia Portfolio Builder Moderate Aggressive Fund

Fair Values of Derivative Instruments at January 31, 2012

	Asset Derivatives			Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Net assets — unrealized appreciation on futures contracts	$—	*	Net assets — unrealized depreciation on futures contracts	$1,499	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Investments in Affiliated Funds. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Year Ended January 31, 2012

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Equity contracts	$—

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Equity contracts	$(1,499)

Volume of Derivative Instruments for the Year Ended January 31, 2012

Contracts Opened
Futures contracts	36

Columbia Portfolio Builder Aggressive Fund

Fair Values of Derivative Instruments at January 31, 2012

	Asset Derivatives			Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Net assets — unrealized appreciation on futures contracts	$5,338	*	Net assets — unrealized depreciation on futures contracts	$—	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Investments in Affiliated Funds. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	97

Notes to Financial Statements (continued)

Effect of Derivative Instruments in the Statement of Operations for the Year Ended January 31, 2012

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Equity contracts	$—

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Equity contracts	$5,338

Volume of Derivative Instruments for the Year Ended January 31, 2012

Contracts Opened
Futures contracts	18

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to a Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to each Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly for Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund, Columbia Portfolio Builder Moderate Fund and Columbia Portfolio Builder Moderate Aggressive Fund and are declared and paid annually for Columbia Portfolio Builder Aggressive Fund. The Funds will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its Funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

98	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

The Funds do not pay the Investment Manager a direct management fee for managing their assets.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as “acquired funds”) in which a Fund invests. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Each Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of each Fund’s average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Funds, as defined under the 1940 Act, may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Funds or certain other funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Other Fees

Other expenses are for, among other things, certain expenses of the Funds or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the year ended January 31, 2012, other expenses paid to this company were as follows:

Fund	Amount
Columbia Portfolio Builder Conservative Fund	$1,083
Columbia Portfolio Builder Moderate Conservative Fund	1,083
Columbia Portfolio Builder Moderate Fund	1,083
Columbia Portfolio Builder Moderate Aggressive Fund	1,083
Columbia Portfolio Builder Aggressive Fund	1,083

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	99

Notes to Financial Statements (continued)

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by each Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from each Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Total transfer agent fees for Class R4 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to the share class.

For the year ended January 31, 2012, the Funds’ effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Fund	Class A	Class B	Class C	Class R	Class R4	Class Z
Columbia Portfolio Builder Conservative Fund	0.13%	0.13%	0.13%	0.13%	0.05%	0.13%
Columbia Portfolio Builder Moderate Conservative Fund	0.13	0.12	0.13	0.12	0.05	0.13
Columbia Portfolio Builder Moderate Fund	0.14	0.14	0.14	0.18	0.05	0.15
Columbia Portfolio Builder Moderate Aggressive Fund	0.18	0.18	0.18	0.21	0.03	0.17
Columbia Portfolio Builder Aggressive Fund	0.18	0.18	0.18	0.18	0.05	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below a Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the year ended January 31, 2012, these minimum account balance fees reduced total expenses as follows:

Fund	Amount
Columbia Portfolio Builder Conservative Fund	$40
Columbia Portfolio Builder Moderate Conservative Fund	20
Columbia Portfolio Builder Moderate Fund	260
Columbia Portfolio Builder Moderate Aggressive Fund	212
Columbia Portfolio Builder Aggressive Fund	580

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of each Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

Each Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of each Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

Fund	Class B	Class C
Columbia Portfolio Builder Conservative Fund	$2,009,000	$247,000
Columbia Portfolio Builder Moderate Conservative Fund	2,840,000	327,000
Columbia Portfolio Builder Moderate Fund	7,004,000	1,625,000
Columbia Portfolio Builder Moderate Aggressive Fund	5,490,000	1,251,000
Columbia Portfolio Builder Aggressive Fund	2,433,000	215,000

100	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

These amounts are based on the most recent information available as of September 30, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund’s shares for the year ended January 31, 2012, are as follows:

Fund	Class A	Class B	Class C
Columbia Portfolio Builder Conservative Fund	$353,222	$10,468	$5,053
Columbia Portfolio Builder Moderate Conservative Fund	862,955	20,523	8,227
Columbia Portfolio Builder Moderate Fund	2,885,521	78,180	18,884
Columbia Portfolio Builder Moderate Aggressive Fund	2,806,218	75,919	11,533
Columbia Portfolio Builder Aggressive Fund	1,346,060	48,126	5,088

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective April 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through March 31, 2012, unless sooner terminated at the sole discretion of the Board, so that net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rates as a percentage of each Fund’s average daily net assets:

Class A	Class B	Class C	Class R	Class R4	Class Z
0.51%	1.26%	1.26%	0.76%	0.44%	0.26%

Prior to April 1, 2011, the Investment Manager and certain of its affiliates had contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) so that net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of each Fund’s average daily net assets:

Class A	Class B	Class C	Class R	Class R4	Class Z
0.51%	1.27%	1.26%	0.76%	0.44%	0.26%

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by a Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

For the year ended January 31, 2012, these differences are primarily due to differing treatments for futures contracts, post-October losses, deferral/reversal of wash sale losses and short-term capital gains earned in underlying affiliated funds. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets in the

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	101

Notes to Financial Statements (continued)

Statement of Assets and Liabilities. Temporary differences do not require reclassifications. In the Statement of Assets and Liabilities the following reclassifications were made:

Fund	Undistributed (Excess of Distributions Over) Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-in capital Increase (Decrease)
Columbia Portfolio Builder Conservative Fund	$662,265	$(662,265)	$—
Columbia Portfolio Builder Moderate Conservative Fund	1,208,794	(1,208,794)	—
Columbia Portfolio Builder Moderate Fund	4,620,534	(4,620,534)	—
Columbia Portfolio Builder Moderate Aggressive Fund	2,592,727	(2,592,727)	—
Columbia Portfolio Builder Aggressive Fund	1,159,827	(1,159,827)	—

Net investment income and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years indicated was as follows:

Year ended January 31,	2012		2011
Fund	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Columbia Portfolio Builder Conservative Fund	$6,520,509	$7,699,475	$6,037,968	$—
Columbia Portfolio Builder Moderate Conservative Fund	12,479,479	1,300,194	12,975,662	—
Columbia Portfolio Builder Moderate Fund	32,082,915	—	32,594,485	—
Columbia Portfolio Builder Moderate Aggressive Fund	19,719,543	—	22,974,417	—
Columbia Portfolio Builder Aggressive Fund	7,100,408	—	8,600,403	—

Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.

At January 31, 2012, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Accumulated Long-term Gain	Accumulated Realized Loss	Unrealized Appreciation (Depreciation)
Columbia Portfolio Builder Conservative Fund	$517,997	$1,977,189	$—	$8,521,237
Columbia Portfolio Builder Moderate Conservative Fund	1,431,625	3,737,034	—	17,041,096
Columbia Portfolio Builder Moderate Fund	5,372,201	—	(25,255,182)	67,547,339
Columbia Portfolio Builder Moderate Aggressive Fund	2,278,580	—	(88,591,930)	45,697,327
Columbia Portfolio Builder Aggressive Fund	2,821,890	—	(62,598,952)	22,122,639

At January 31, 2012, the cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Appreciation (Depreciation)
Columbia Portfolio Builder Conservative Fund	$303,963,634	$9,155,285	$(633,664)	$8,521,621
Columbia Portfolio Builder Moderate Conservative Fund	516,058,508	18,687,916	(1,646,436)	17,041,480
Columbia Portfolio Builder Moderate Fund	1,373,940,002	72,955,728	(5,408,005)	67,547,723
Columbia Portfolio Builder Moderate Aggressive Fund	1,109,772,253	50,667,986	(4,970,276)	45,697,710
Columbia Portfolio Builder Aggressive Fund	533,430,417	24,781,174	(2,658,151)	22,123,023

102	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

The following capital loss carryforward, determined at January 31, 2012, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	2017	2018	2019	Unlimited Short-term	Unlimited Long-term	Total
Columbia Portfolio Builder Moderate Fund	$—	$21,707,536	$3,513,506	$—	$—	$25,221,042
Columbia Portfolio Builder Moderate Aggressive Fund	4,898,399	57,879,727	14,203,326	9,228,754	2,191,490	88,401,696
Columbia Portfolio Builder Aggressive Fund	6,629,032	28,221,611	8,579,032	5,580,893	13,523,521	62,534,089

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

For the year ended January 31, 2012, the amounts of capital loss carryforward utilized were as follows:

Fund	Utilized
Columbia Portfolio Builder Conservative Fund	$4,335,522
Columbia Portfolio Builder Moderate Conservative Fund	16,544,142
Columbia Portfolio Builder Moderate Fund	23,648,702

Under current tax rules, certain late-year ordinary losses and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of January 31, 2012, late year ordinary losses and post-October capital losses attributed to security transactions were deferred to February 1, 2012 as follows:

Fund	Late Year Ordinary Losses	Post-October Capital Losses
Columbia Portfolio Builder Moderate Fund	$—	$34,140
Columbia Portfolio Builder Moderate Aggressive Fund	—	190,234
Columbia Portfolio Builder Aggressive Fund	—	64,863

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the year ended January 31, 2012, the cost of purchases and proceeds from sales of investments in underlying affiliated funds, for each fund aggregated to:

Fund	Purchases	Proceeds
Columbia Portfolio Builder Conservative Fund	$297,302,222	$254,976,878
Columbia Portfolio Builder Moderate Conservative Fund	483,702,196	443,593,625
Columbia Portfolio Builder Moderate Fund	896,242,088	830,878,904
Columbia Portfolio Builder Moderate Aggressive Fund	1,005,558,407	1,043,520,153
Columbia Portfolio Builder Aggressive Fund	479,911,129	501,556,335

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	103

Notes to Financial Statements (continued)

Note 6. Investments in Underlying Affiliated Funds over 5%

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At January 31, 2012, each Fund held the following positions, which exceeded 5% of the underlying fund’s shares outstanding:

Columbia Portfolio Builder Conservative Fund

Underlying Fund	Percent of Shares Held
Columbia Flexible Capital Income Fund	14.66%
Columbia U.S. Government Mortgage Fund	5.35
Columbia U.S. Treasury Index Fund	5.02

Columbia Portfolio Builder Moderate Conservative Fund

Underlying Fund	Percent of Shares Held
Columbia Flexible Capital Income Fund	24.97%
Columbia U.S. Government Mortgage Fund	7.77
Columbia Absolute Return Emerging Markets Macro Fund	7.33
Columbia Corporate Income Fund	7.01
Columbia Emerging Markets Bond Fund	5.59
Columbia U.S. Treasury Index Fund	5.33
Columbia Absolute Return Multi-Strategy Fund	5.28

Columbia Portfolio Builder Moderate Fund

Underlying Fund	Percent of Shares Held
Columbia European Equity Fund	22.36%
Columbia Flexible Capital Income Fund	16.85
Columbia Pacific/Asia Fund	16.32
Columbia Absolute Return Multi-Strategy Fund	16.04
Columbia Absolute Return Emerging Markets Macro Fund	13.84
Columbia Large Growth Quantitative Fund	8.25
Columbia Corporate Income Fund	7.23
Columbia Greater China Fund	6.89
Columbia Convertible Securities Fund	6.83
Columbia Diversified Bond Fund	6.79
Columbia Emerging Markets Bond Fund	6.03
Columbia U.S. Treasury Index Fund	5.76
Columbia Inflation Protected Securities Fund	5.48
Columbia Select Large-Cap Value Fund	5.46

Columbia Portfolio Builder Moderate Aggressive Fund

Underlying Fund	Percent of Shares Held
Columbia European Equity Fund	19.77%
Columbia Pacific/Asia Fund	17.42
Columbia Absolute Return Emerging Markets Macro Fund	15.86
Columbia Flexible Capital Income Fund	13.52
Columbia Absolute Return Enhanced Multi-Strategy Fund	11.03
Columbia U.S. Treasury Index Fund	9.22
Columbia Corporate Income Fund	8.91
Columbia Greater China Fund	8.82
Columbia U.S. Government Mortgage Fund	8.80
Columbia Select Large-Cap Value Fund	7.65
Columbia Emerging Markets Fund	7.14
Columbia Large Growth Quantitative Fund	7.11

104	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Aggressive Fund

Underlying Fund	Percent of Shares Held
Columbia European Equity Fund	12.37%
Columbia Pacific/Asia Fund	10.98
Columbia Absolute Return Emerging Markets Macro Fund	10.67
Columbia Absolute Return Enhanced Multi-Strategy Fund	7.97
Columbia Flexible Cap Income Fund	6.49
Columbia Greater China Fund	6.38

Note 7. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 8. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (currently branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved tor summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	105

Notes to Financial Statements (continued)

proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

106	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Report of Independent Registered Public

Accounting Firm

To the Board of Directors and Shareholders of

Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Moderate Aggressive Fund, and Columbia Portfolio Builder Aggressive Fund:

We have audited the accompanying statements of assets and liabilities, including investments in affiliated funds, of Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Moderate Aggressive Fund, and Columbia Portfolio Builder Aggressive Fund (the Funds) (five of the portfolios constituting the Columbia Funds Series Trust II) as of January 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Moderate Aggressive Fund, and Columbia Portfolio Builder Aggressive Fund of the Columbia Funds Series Trust II at January 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights of each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

March 26, 2012

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	107

Federal Income Tax Information

(Unaudited)

Each Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Columbia Portfolio Builder Conservative Fund

Fiscal year ended January 31, 2012

Income distributions – the Fund designates the following tax attributes for distributions:
Qualified Dividend Income for individuals	11.03%
Dividends Received Deduction for corporations	8.73%
U.S. Government Obligations	18.12%
Foreign Taxes Paid	$21,874
Foreign Source Income	$520,091

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Columbia Portfolio Builder Moderate Conservative Fund

Fiscal year ended January 31, 2012

Income distributions – the Fund designates the following tax attributes for distributions:
Qualified Dividend Income for individuals	17.74%
Dividends Received Deduction for corporations	13.24%
U.S. Government Obligations	13.27%
Foreign Taxes Paid	$61,181
Foreign Source Income	$1,026,285

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Columbia Portfolio Builder Moderate Fund

Fiscal year ended January 31, 2012

Income distributions – the Fund designates the following tax attributes for distributions:
Qualified Dividend Income for individuals	26.25%
Dividends Received Deduction for corporations	18.54%
U.S. Government Obligations	12.59%
Foreign Taxes Paid	$209,564
Foreign Source Income	$2,461,019

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Columbia Portfolio Builder Moderate Aggressive Fund

Fiscal year ended January 31, 2012

Income distributions – the Fund designates the following tax attributes for distributions:
Qualified Dividend Income for individuals	42.34%
Dividends Received Deduction for corporations	30.22%
U.S. Government Obligations	11.86%
Foreign Taxes Paid	$216,870
Foreign Source Income	$2,068,777

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

108	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Columbia Portfolio Builder Aggressive Fund

Fiscal year ended January 31, 2012

Income distributions – the Fund designates the following tax attributes for distributions:
Qualified Dividend Income for individuals	69.05%
Dividends Received Deduction for corporations	47.05%
U.S. Government Obligations	7.54%
Foreign Taxes Paid	$128,934
Foreign Source Income	$1,026,006

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	109

Board Members and Officers

Shareholders elect the Board that oversees the funds’ operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the funds’ Board members, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Under current Board policy, members may serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as a member of the Board.

On Sept. 29, 2009, Ameriprise Financial, the parent company of Columbia Management, entered into an agreement with Bank of America, N.A. (“Bank of America”) to acquire a portion of the asset management business of Columbia Management Group, LLC and certain of its affiliated companies (the “Transaction”). Following the Transaction, which became effective on May 1, 2010, various alignment activities have occurred with respect to the Fund Family. In connection with the Transaction, Mr. Edward J. Boudreau, Jr., Mr. William P. Carmichael, Mr. William A. Hawkins, Mr. R. Glenn Hilliard, Mr. John J. Nagorniak, Ms. Minor M. Shaw and Dr. Anthony M. Santomero, who were members prior to the Transaction of the Legacy Columbia Nations funds’ Board (“Nations Funds”), which includes Columbia Funds Series Trust, Columbia Funds Variable Insurance Trust I and Columbia Funds Master Investment Trust, LLC, began service on the Board for the Legacy RiverSource funds (“RiverSource Funds”) effective June 1, 2011, which resulted in an overall increase from twelve Trustees to sixteen for all mutual funds overseen by the Board.

Independent Board Members

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/ trusteeships (within past 5 years)
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 57	Board member since 1/06 for RiverSource Funds and since 6/11 for Nations Funds	Attorney; Chief Justice, Minnesota Supreme Court, 1998-2006	153	None
Edward J. Boudreau, Jr. 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 67	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, E.J. Boudreau & Associates (consulting) since 2000	146	Former Trustee, BofA Funds Series Trust (11 funds)
Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 57	Board member since 7/07 for RiverSource Funds and since 6/11 for Nations Funds	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	153	None
William P. Carmichael 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 68	Board member since 6/11 for RiverSource Funds and since 1999 for Nations Funds	Retired	146	Director, Cobra Electronics Corporation (electronic equipment manufacturer); The Finish Line (athletic shoes and apparel); McMoRan Exploration Company (oil and gas exploration and development); Former Trustee, BofA Funds Series Trust (11 funds); former Director, Spectrum Brands, Inc. (consumer products); former Director, Simmons Company (bedding)
Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 61	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	153	None
William A. Hawkins 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 69	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, Overton Partners (financial consulting), since August 2010; President and Chief Executive Officer, California General Bank, N.A., January 2008-August 2010	146	Trustee, BofA Funds Series Trust (11 funds)

110	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Independent Board Members (continued)

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/ trusteeships (within past 5 years)
R. Glenn Hilliard 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 69	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Chairman and Chief Executive Officer, Hilliard Group LLC (investing and consulting), since April 2003; Non-Executive Director & Chairman, CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003 —May 2011	146	Chairman, BofA Fund Series Trust (11 funds); former Director, CNO Financial Group, Inc. (insurance)
Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 73	Chair of the Board for RiverSource Funds since 1/07, Board member for RiverSource Funds since 1/02 and since 6/11 for Nations Funds	President Emeritus and Professor of Economics Emeritus, Carleton College	153	Valmont Industries, Inc. (manufactures irrigation systems)
John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 68	Board member since 12/06 for Legacy Seligman Funds, since 12/08 for RiverSource Funds and since 6/11 for Nations Funds	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	153	None
John J. Nagorniak 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 67	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Retired; President and Director, Foxstone Financial, Inc. (consulting), 2000-2007; Director, Mellon Financial Corporation affiliates (investing), 2000-2007; Chairman, Franklin Portfolio Associates (investing — Mellon affiliate) 1982-2007	146	Trustee, Research Foundation of CFA Institute; Director, MIT Investment Company; Trustee, MIT 401k Plan; former Trustee, BofA Funds Series Trust (11 funds)
Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 59	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	153	None
Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 70	Board member since 2000 for legacy Seligman Funds, since 11/08 for RiverSource Funds and since 6/11 for Nations Funds	Counsel, Lewis & Munday, P.C. since 2004; former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation	153	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)
Minor M. Shaw 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 64	Board member since 6/11 for RiverSource Funds and since 2003 for Nations Funds	President — Micco LLC (private investments)	146	Former Trustee, BofA Funds Series Trust (11 funds); Piedmont Natural Gas; Director, Blue Cross Blue Shield of South Carolina
Alison Taunton-Rigby 901 S. Marquette Ave Minneapolis, MN 55402 Age 67	Board member since 11/02 for RiverSource Funds and since 6/11 for Nations Funds	Chief Executive Officer and Director, RiboNovix, Inc. 2003-2010 (biotechnology); former President, Aquila Biopharmaceuticals	153	Director, Healthways, Inc. (health management programs); Director, ICI Mutual Insurance Company, RRG; Director, Abt Associates (government contractor)

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	111

Board Members and Officers (continued)

Interested Board Member Not Affiliated with Investment Manager*

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/ trusteeships (within past 5 years)
Anthony M. Santomero* 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 65	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, since 2002; Senior Advisor, McKinsey & Company (consulting), 2006-2008; President and Chief Executive Officer, Federal Reserve Bank of Philadelphia, 2000-2006	146	Director, Renaissance Reinsurance Ltd.; Trustee, Penn Mutual Life Insurance Company; Director, Citigroup; Director, Citibank, N.A.; former Trustee, BofA Funds Series Trust (11 funds)
*	Dr. Santomero is not an affiliated person of the investment manager or Ameriprise Financial. However, he is currently deemed by the funds to be an “interested person” (as defined in the 1940 Act) of the funds because he serves as a Director of Citigroup, Inc. and Citibank N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the funds or accounts advised/managed by the investment manager.

Interested Board Member Affiliated with Investment Manager*

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/ trusteeships (within past 5 years)
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 51	Board member since 11/01 for RiverSource Funds and since 6/11 for Nations Funds; Senior Vice President since 2002	Chairman of the Board and President, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 and February 2012, respectively (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Chief Executive Officer, U.S. Asset Management & President, Annuities, Ameriprise Financial, Inc. since May 2010 (previously President — U.S. Asset Management and Chief Investment Officer, 2005-April 2010); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director and Chief Executive Officer, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 and February 2012, respectively (previously Chairman of the Board and Chief Executive Officer, 2006-April 2010).	153	None
*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The SAI has additional information about the Fund’s Board members and is available, without charge, upon request by calling 800.345.6611; contacting your financial intermediary; or visiting columbiamanagement.com.

112	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Senior Vice President, the funds’ other officers are:

Name, address, age	Position held with funds and length of service	Principal occupation during past five years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Age 47	President and Principal Executive Officer since 5/10 for RiverSource Funds and 2009 for Nations Funds	Senior Vice President and General Manager — Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Columbia Management Advisors, LLC, December 2004-April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008-January 2009; Treasurer, Columbia Funds, October 2003-May 2008
Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 46	Vice President since 12/06 for RiverSource Funds and 5/10 for Nations Funds	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009-April 2010 and Vice President — Asset Management and Trust Company Services, 2006-2009)
Michael G. Clarke 225 Franklin Street Boston, MA 02110 Age 42	Treasurer since 1/11 and Chief Financial Officer since 4/11 for RiverSource Funds and Treasurer since 3/11 and Chief Financial Officer since 2009 for Nations Funds	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, September 2004 — April 2010; senior officer of Columbia Funds and affiliated funds since 2002
Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 52	Senior Vice President and Chief Legal Officer since 12/06 and Assistant Secretary since 6/11 for RiverSource Funds and Senior Vice President and Chief Legal Officer since 5/10 and Assistant Secretary since 6/11 for Nations Funds	Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel — Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel — Asset Management, 2005-April 2010); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006
Colin Moore 225 Franklin Street Boston, MA 02110 Age 53	Senior Vice President since 5/10 for RiverSource Funds and Nations Funds	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007-April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002-September 2007
Thomas P. McGuire 225 Franklin Street Boston, MA 02110 Age 40	Interim Chief Compliance Officer since 3/12	Vice President – Assets Management Compliance, Columbia Management Investment Advisers, LLC since March 2012; Chief Compliance Officer, Ameriprise Certificate Company, since September 2010; Compliance Executive, Bank of America, 2005-2010
Stephen T. Welsh 225 Franklin Street Boston, MA 02110 Age 54	Vice President since 4/11 for RiverSource Funds and 2006 for Nations Funds	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc., July 2004 — April 2010; Managing Director, Columbia Management Distributors, Inc., August 2007 — April 2010
Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 42	Vice President and Secretary since 4/11 for RiverSource Funds and 3/11 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel, April 2004 — January 2010); Assistant Secretary of Legacy RiverSource Funds, January 2007-April 2011 and of the Nations Funds, May 2010-March 2011

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	113

Board Members and Officers (continued)

Name, address, age	Position held with funds and length of service	Principal occupation during past five years
Paul D. Pearson 10468 Ameriprise Financial Center Minneapolis, MN 55474 Age 55	Vice President since 4/11 and Assistant Treasurer since 1/99 for RiverSource Funds and Vice President and Assistant Treasurer since 6/11 for Nations Funds	Vice President — Investment Accounting, Columbia Management Investment Advisers, LLC, since May 2010; Vice President — Managed Assets, Investment Accounting, Ameriprise Financial Corporation, February 1998 — May 2010
Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 Age 43	Vice President and Chief Accounting Officer since 4/11 and Vice President since 3/11 and Chief Accounting Officer since 2008 for Nations Funds	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC, January 2006 — April 2010;
Paul B. Goucher 100 Park Avenue New York, NY 10017 Age 43	Vice President since 4/11 and Assistant Secretary since 11/08 for RiverSource Funds and 5/1/10 for Nations Funds	Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel, November 2008 — January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman), July 2008 — November 2008 and Managing Director and Associate General Counsel of Seligman, January 2005 — July 2008
Michael E. DeFao 225 Franklin Street Boston, MA 02110 Age 44	Vice President since 4/11 and Assistant Secretary since 5/10 for RiverSource Funds and 2011 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial since May 2010; Associate General Counsel, Bank of America, June 2005 — April 2010

114	COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

COLUMBIA PORTFOLIO BUILDER SERIES — 2012 ANNUAL REPORT	115

Columbia Portfolio Builder Series

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Funds’ current prospectus. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6411 D (3/12)

Annual Report

Columbia Income Builder Fund

Annual Report for the Period Ended January 31, 2012

Columbia Income Builder Fund invests in other affiliated funds and seeks to provide shareholders with a high level of current income and growth of capital.

Not FDIC Insured ¡ No bank guarantee • May lose value

See the Fund’s prospectus for risks associated with investing in the Fund.

2	COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT

Your Fund at a Glance

FUND SUMMARY

>	Columbia Income Builder Fund (the Fund) Class A shares rose 6.48% (excluding sales charge) for the 12-month period ended January 31, 2012.

>	The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index gained 8.66% during the same time frame.

>	The Fund’s domestic equity benchmark, the Russell 3000® Value Index, rose 1.78% for the period.

>	The Citigroup 3-Month U.S. Treasury Bill Index advanced 0.07% during the period.

>

The Fund outperformed its Blended Index, composed of 65% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000® Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index, which gained 6.34% for the period.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2012)
	1 year	5 years	Since inception 2/16/2006*
Columbia Income Builder Fund Class A (excluding sales charge)	+6.48%	+4.86%	+5.68%
Barclays Capital U.S. Aggregate Bond Index (unmanaged)	+8.66%	+6.70%	+6.37%
Russell 3000 Value Index (unmanaged)	+1.78%	-2.06%	+1.03%
Citigroup 3-Month U.S. Treasury Bill Index (unmanaged)	+0.07%	+1.28%	+1.84%
Blended Index (unmanaged)	+6.34%	+4.31%	+4.89%

*	Fund data, Barclays Capital U.S. Aggregate Bond Index and Russell 3000 Value Index are from February 16, 2006. Citigroup 3-month U.S.Treasury Bill Index and Blended Index are from February 28, 2006.

(See “The Fund’s Long-term Performance” for a description of the indices)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT	3

Your Fund at a Glance (continued)

AVERAGE ANNUAL TOTAL RETURNS
at January 31, 2012
Without sales charge	1 year	5 years	Since inception
Class A (inception 2/16/06)	+6.48%	+4.86%	+5.68%
Class B (inception 2/16/06)	+5.67%	+4.09%	+4.88%
Class C (inception 2/16/06)	+5.73%	+4.10%	+4.90%
Class R* (inception 9/27/10)	+6.29%	+4.77%	+5.56%
Class R4 (inception 2/16/06)	+6.64%	+5.20%	+5.98%
Class Z* (inception 9/27/10)	+6.79%	+4.97%	+5.76%

With sales charge
Class A (inception 2/16/06)	+1.40%	+3.84%	+4.82%
Class B (inception 2/16/06)	+0.67%	+3.75%	+4.75%
Class C (inception 2/16/06)	+4.73%	+4.10%	+4.90%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	The returns shown for periods prior to the share class inception date (including returns since inception, which are since Fund inception) include the returns of the Fund’s Class A shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-fund/appended-performance for more information.

4	COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT

Manager Commentary

Effective April 8, 2011, Columbia Income Builder Fund II and Columbia Income Builder Fund III merged into Columbia Income Builder Fund.

Dear Shareholder,

Columbia Income Builder Fund (the Fund) Class A shares rose 6.48% (excluding sales charge) for the 12-month period ended January 31, 2012. The Fund outperformed its Blended Index, composed of 65% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000® Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index, which gained 6.34% for the period.

The Fund’s bond benchmark, the Barclays Capital U.S. Aggregate Bond Index gained 8.66%. The Fund’s domestic equity benchmark, the Russell 3000® Value Index, rose 1.78%, while the Citigroup 3-Month U.S. Treasury Bill Index, a component of the blended index, advanced 0.07%. Index returns are for the 12-month period ended January 31, 2011.

Significant performance factors

Financial markets generated mixed results during the 12 months ended January 31, 2012 despite posting strong gains in the final quarter of 2011. U.S. equity indices eked out modest gains for the annual period. Within the U.S. equity market, large-cap stocks modestly outperformed small-cap and mid-cap stocks, and growth stocks outperformed value stocks across the capitalization spectrum. International stocks generally declined, underperforming the U.S. equity market overall, as the U.S. dollar strengthened and concerns regarding European sovereign debt heightened. The fixed income market posted consistently positive returns during the annual period, led by strength in interest rate-sensitive sectors, such as U.S. Treasuries, government agency securities and Treasury inflation-linked securities (TIPS). Emerging market bonds also performed well, as inflation came under control in key regions and solid economic growth was forecasted for 2012. More credit-sensitive sectors, such as high yield corporate bonds and high yield bank loans, lagged but still managed to post modestly positive total returns during the annual period. Cash produced the lowest returns in the Fund’s investable universe, gaining only modest ground, as the Federal Reserve Board held short-term interest rates near zero throughout the annual period.

Against this backdrop, the Fund’s fixed income allocation was the strongest contributor to its performance during the annual period. The Fund’s allocation to alternative investment strategies also added value, as underlying funds Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Multi-Strategy Fund each outperformed their respective benchmark indices. With equity performance being lackluster, the Fund’s average overweight of 2% to underlying equity funds during the annual period compared to the long-term strategic equity target weighting established for the Fund detracted from its results relative to its Blended Index.

Within the Fund’s fixed income allocation, a slight overweighting to emerging market bonds contributed positively to performance, while an underweighting to TIPS was a drag on results. Within equities, the Fund benefited most from its overweighted allocation to large-cap value stocks, as this equity market segment outpaced the Russell 3000® Value Index for the annual period.

The performance of the Fund’s underlying funds overall contributed positively to relative results during the annual period. On the equity side, Columbia Dividend Opportunities Fund and Columbia Large Value Quantitative Fund outperformed their respective benchmark indices during the annual period. Columbia Multi-Advisor International Equity Fund slightly

COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT	5

The performance of the Fund’s underlying funds overall contributed positively to relative results during the annual period.

Manager Commentary (continued)

lagged its benchmark index for the fiscal year. Among the Fund’s underlying fixed income funds, Columbia U.S. Government Mortgage Fund and Columbia Floating Rate Fund performed best, outpacing their respective benchmark indices during the annual period. Conversely, Columbia Diversified Bond Fund and Columbia Limited Duration Credit Fund underperformed their respective benchmark indices for the fiscal year.

Changes to the Fund’s portfolio

As interest rates declined over the course of the 12 months ended January 31, 2012, we migrated allocations away from interest rate-sensitive fixed income sectors and into credit-sensitive fixed income sectors via underlying funds. More specifically, we reduced the Fund’s positions in Columbia Diversified Bond Fund and Columbia Inflation Protected Securities Fund and increased its exposure to Columbia High Yield Bond Fund and Columbia Emerging Markets Bond Fund. On the equity side, early in the fiscal year, we reduced the Fund’s exposure to large-cap value stocks, primarily via Columbia Large Value Quantitative Fund, in favor of a new allocation to Columbia Convertible Securities Fund. During the annual period, we also diversified the Fund’s exposure to alternative investment strategies by adding an allocation to Columbia Absolute Return Multi-Strategy Fund.

It should also be noted that at a meeting held on June 9, 2011, the Fund’s Board of Trustees approved changes to the asset allocation ranges for the Fund effective July 1, 2011. As of that date, the target allocation ranges under normal market conditions for equities was 0-35%, for fixed income was 55-100%, for cash was 0-15% and for alternative investment strategies was 0-20%. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified here, but we may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees. Also, effective August 1, 2011, Columbia Commodity Strategy Fund and Columbia Flexible Capital Income Fund were added as available underlying funds. Effective August 2, 2011, Columbia Greater China Fund was added as an available underlying fund. Effective August 22, 2011, ColumbiaSM Acorn® Emerging Markets Fund and ColumbiaSM Acorn® European Fund were added as available underlying funds. As of January 31, 2012, the Fund had not allocated any assets to these newly available added underlying funds.

Colin Lundgren, CFA® Senior Portfolio Manager	Gene Tannuzzo, CFA® Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Columbia Management Investment Advisers, LLC (the Investment Manager) or any subadviser to the Fund or any other person in the Investment Manager or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and the Investment Manager disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fund.

Past performance is not a guarantee of future results.

6	COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT

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The Fund’s Long-term Performance

Columbia Income Builder Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Columbia Income Builder Fund Class A shares (from 2/16/06 to 1/31/12) as compared to the performance of the Barclays Capital U.S. Aggregate Bond Index and the Russell 3000 Value Index, as well as a Blended Index, consisting of Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Value Index and Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund’s Class A shares to these indices, you should take into account the fact that the Fund’s performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see “Past Performance” in the Fund’s current prospectus.

COMPARATIVE RESULTS
Results at January 31, 2012
		1 year	5 years	Since inception 2/16/06
Columbia Income Builder Fund (includes sales charge)
Class A	Cumulative value of $10,000	$10,140	$12,074	$13,235
	Average annual total return	+1.40%	+3.84%	+4.82%
Barclays Capital U.S. Aggregate Bond Index(1)
	Cumulative value of $10,000	$10,866	$13,827	$14,443
	Average annual total return	+8.66%	+6.70%	+6.37%
Russell 3000 Value Index(2)
	Cumulative value of $10,000	$10,178	$9,010	$10,629
	Average annual total return	+1.78%	-2.06%	+1.03%
Citigroup 3-Month U.S. Treasury Bill Index(3)
	Cumulative value of $10,000	$10,007	$10,656	$11,138
	Average annual total return	+0.07%	+1.28%	+1.84%
Blended Index(4)
	Cumulative value of $10,000	$10,634	$12,349	$13,268
	Average annual total return	+6.34%	+4.31%	+4.89%

Results for other share classes can be found on page 4.

8	COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT

(1)

The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2)	The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.
(3)	The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
(4)

The Income Builder Fund Blended Index is composed of 65% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index. The Citigroup 3-Month U.S. Treasury Bill Index is shown in the table because it is a separate component of the Blended Index.

COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT	9

Investment Changes

Columbia Income Builder Fund

Fund holdings at January 31, 2012

(Unaudited)

	% of Fund’s portfolio assets	% of Fund’s portfolio assets 6 months ago
Equity Funds
Includes large cap, international, mid cap, real estate, small cap, small-mid cap
Columbia Dividend Opportunity Fund	10.4%	10.1%
Columbia Large Value Quantitative Fund	4.5	4.5
Columbia Multi-Advisor International Equity Fund	2.0	2.0
Columbia Real Estate Equity Fund	5.3	4.9
Columbia Small Cap Value Fund I	5.2	4.8
	27.4%	26.3%
Fixed-Income Funds
Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected
Columbia Convertible Securities Fund	3.1%	2.9%
Columbia Diversified Bond Fund	8.7	13.1
Columbia Emerging Markets Bond Fund	6.9	6.1
Columbia Floating Rate Fund	7.5	6.3
Columbia High Yield Bond Fund	15.3	12.1
Columbia Inflation Protected Securities Fund	4.8	7.1
Columbia International Bond Fund	1.9	2.0
Columbia Limited Duration Credit Fund	3.9	3.8
Columbia U.S. Government Mortgage Fund	15.6	15.2
	67.7%	68.6%
Alternative Investments
Columbia Absolute Return Currency and Income Fund	1.9%	3.0%
Columbia Absolute Return Multi-Strategy Fund	2.9	2.0
	4.8%	5.0%
Money Market Funds
Columbia Money Market Fund	0.1%	0.1%
	100.0%	100.0%

Portfolio Allocation

(at January 31, 2012; % of portfolio assets)

Equity Funds(1)	27.4%
Fixed-Income Funds(2)	67.7
Alternative Investments(3)	4.8
Money Market Funds(4)	0.1

(1)	Includes Dividend Income 10.4%, Real Estate 5.3%, U.S. Small Cap 5.2%, U.S. Large Cap 4.5% and International 2.0%.
(2)	Includes Investment Grade 28.2%, High Yield 15.3%, Floating Rate 7.5%, Emerging Markets 6.9%, Inflation Protected Securities 4.8%, Convertible 3.1% and Global Bond 1.9%.
(3)	Comprised of investments in Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Multi-Strategy Fund.
(4)	Comprised entirely of an investment in Columbia Money Market Fund.

10	COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT

Top Five Holdings

(at January 31, 2012; % of portfolio assets)

Columbia U.S. Government Mortgage Fund	15.6%
Columbia High Yield Bond Fund	15.3
Columbia Dividend Opportunity Fund	10.4
Columbia Diversified Bond Fund	8.7
Columbia Floating Rate Fund	7.5

For further detail about these holdings, please refer to the section entitled “Investments in Affiliated Funds.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT	11

Fund Expense Example

(Unaudited)

Understanding your expenses

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include distribution and service (Rule 12b-1) fees and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

12	COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	$1,000.00	$1,000.00	$1,023.80	$1,023.24	$2.27	$2.27	0.44%	$5.83	$5.83	1.13%
Class B	$1,000.00	$1,000.00	$1,019.70	$1,019.42	$6.12	$6.12	1.19%	$9.67	$9.67	1.88%
Class C	$1,000.00	$1,000.00	$1,019.90	$1,019.42	$6.12	$6.12	1.19%	$9.68	$9.67	1.88%
Class R	$1,000.00	$1,000.00	$1,022.80	$1,022.01	$3.50	$3.50	0.68%	$7.06	$7.06	1.37%
Class R4	$1,000.00	$1,000.00	$1,025.10	$1,023.75	$1.75	$1.75	0.34%	$5.31	$5.31	1.03%
Class Z	$1,000.00	$1,000.00	$1,026.10	$1,024.51	$0.98	$0.98	0.19%	$4.54	$4.54	0.88%

Expenses paid during the period are equal to the effective annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT	13

Investments in Affiliated Funds

Columbia Income Builder Fund

January 31, 2012

(Percentages represent value of investments compared to net assets)

	Shares	Value
Equity Funds 27.5%
International 2.0%
Columbia Multi-Advisor International Equity Fund(a)	1,424,577	$15,955,259
Real Estate 5.3%
Columbia Real Estate Equity Fund	3,134,678	42,349,503
U.S. Large Cap 14.9%
Columbia Dividend Opportunity Fund	10,068,446	82,863,314
Columbia Large Value Quantitative Fund	5,302,560	35,580,175

Total		118,443,489
U.S. Small Cap 5.3%
Columbia Small Cap Value Fund I	953,641	41,674,118
Total Equity Funds
(Cost: $206,020,407)		$218,422,369

Fixed-Income Funds 67.6%
Convertible 3.1%
Columbia Convertible Securities Fund	1,676,930	$24,416,105
Emerging Markets 6.9%
Columbia Emerging Markets Bond Fund	4,799,871	55,054,516
Floating Rate 7.4%
Columbia Floating Rate Fund	6,735,674	59,273,930
High Yield 15.3%
Columbia High Yield Bond Fund	43,349,329	121,378,122
Inflation Protected Securities 4.8%
Columbia Inflation Protected Securities Fund	3,484,056	38,463,979
International 1.9%
Columbia International Bond Fund	1,337,425	15,072,781
Investment Grade 28.2%
Columbia Diversified Bond Fund	13,593,168	69,461,087
Columbia Limited Duration Credit Fund	3,088,812	30,949,898
Columbia U.S. Government Mortgage Fund	22,372,001	123,940,887

Total		224,351,872
Total Fixed-Income Funds
(Cost: $500,785,269)		$538,011,305

	Shares	Value
Alternative Investments 4.8%
Columbia Absolute Return Currency and Income Fund(a)	1,476,029	$15,129,293
Columbia Absolute Return Multi-Strategy Fund(a)	2,307,171	23,002,489
Total Alternative Investments
(Cost: $37,811,952)		$38,131,782

Money Market Funds 0.1%
Columbia Money Market Fund, 0.008%(b)	760,626	$760,626
Total Money Market Funds
(Cost: $760,626)		$760,626
Total Investments in Affiliated Funds
(Cost: $745,378,254)		$795,326,082
Other Assets and Liabilities		377,547
Net Assets		$795,703,629

Notes to Investments in Affiliated Funds

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Fair value at January 31, 2012
Description	Level 1 quoted prices in active markets for identical assets(a)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Investments in Affiliated Funds	$795,326,082	$—	$—	$795,326,082

(a)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT	15

Statement of Assets and Liabilities

January 31, 2012
Assets
Investments in affiliated funds, at value (identified cost $745,378,254)	$795,326,082
Cash	971
Receivable for:
Capital shares sold	1,588,143
Dividends from affiliated funds	1,627,719
Expense reimbursement due from Investment Manager	1
Prepaid expense	5,460
Total assets	798,548,376
Liabilities
Payable for:
Affiliated investments purchased	2,095,537
Capital shares purchased	596,173
Distribution fees	7,485
Transfer agent fees	66,804
Administration fees	434
Other expenses	78,314
Total liabilities	2,844,747
Net assets applicable to outstanding capital stock	$795,703,629
Represented by
Paid-in capital	$853,142,239
Undistributed net investment income	126,800
Accumulated net realized loss	(107,513,238)
Unrealized appreciation (depreciation) on:
Affiliated investments	49,947,828
Total — representing net assets applicable to outstanding capital stock	$795,703,629
Net assets applicable to outstanding shares
Class A	$692,919,515
Class B	$40,756,474
Class C	$60,380,926
Class R	$44,404
Class R4	$64,867
Class Z	$1,537,443
Shares outstanding
Class A	63,836,754
Class B	3,739,047
Class C	5,543,070
Class R	4,071
Class R4	5,970
Class Z	141,619
Net asset value per share
Class A(a)	$10.85
Class B	$10.90
Class C	$10.89
Class R	$10.91
Class R4	$10.87
Class Z	$10.86

(a)	The maximum offering price per share for Class A is $11.39. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT

Statement of Operations

Year ended January 31, 2012
Net investment income
Income:
Dividend distributions from underlying affiliated funds	$26,650,277
Total income	26,650,277
Expenses:
Distribution fees
Class A	1,480,409
Class B	407,933
Class C	461,473
Class R	24
Transfer agent fees
Class A	648,031
Class B	44,430
Class C	51,110
Class R	8
Class R4	26
Class Z	926
Administration fees	135,995
Plan administration fees
Class R4	133
Compensation of board members	5,677
Custodian fees	8,638
Printing and postage fees	85,551
Registration fees	90,680
Professional fees	17,940
Other	47,015
Total expenses	3,485,999
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(8,915)
Total net expenses	3,477,084
Net investment income	23,173,193
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Sales of underlying affiliated funds	22,993,903
Capital gain distributions from underlying affiliated funds	11,277,556
Net realized gain	34,271,459
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(22,904,027)
Net change in unrealized depreciation	(22,904,027)
Net realized and unrealized gain	11,367,432
Net increase in net assets resulting from operations	$34,540,625

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT	17

Statement of Changes in Net Assets

Year ended January 31,	2012	2011(a)
Operations
Net investment income	$23,173,193	$7,614,255
Net realized gain	34,271,459	615,081
Net change in unrealized appreciation (depreciation)	(22,904,027)	19,012,960
Net increase in net assets resulting from operations	34,540,625	27,242,296
Distributions to shareholders from:
Net investment income
Class A	(22,570,366)	(7,534,322)
Class B	(1,194,017)	(652,323)
Class C	(1,412,809)	(467,629)
Class R	(185)	(39)
Class R4	(2,071)	(402)
Class Z	(34,492)	(195)
Tax return of capital
Class A	—	(4,312)
Class B	—	(373)
Class C	—	(268)
Total distributions to shareholders	(25,213,940)	(8,659,863)
Increase (decrease) in net assets from share transactions	550,813,260	(11,985,452)
Total increase in net assets	560,139,945	6,596,981
Net assets at beginning of year	235,563,684	228,966,703
Net assets at end of year	$795,703,629	$235,563,684
Undistributed net investment income	$126,800	$—

(a)	Class R and Class Z shares are for the period from September 27, 2010 (commencement of operations) to January 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT

Statement of Changes in Net Assets

	2012		2011(a)
Year ended January 31,	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	9,880,848	105,093,812	3,186,803	32,693,920
Fund merger	45,231,208	488,072,273	—	—
Conversions from Class B	949,646	10,301,117	391,455	3,961,521
Distributions reinvested	1,632,977	17,295,069	605,798	6,187,163
Redemptions	(12,705,049)	(135,039,518)	(4,967,802)	(50,691,904)
Net increase (decrease)	44,989,630	485,722,753	(783,746)	(7,849,300)
Class B shares
Subscriptions	398,113	4,270,907	335,347	3,403,105
Fund merger	3,545,400	38,389,673	—	—
Distributions reinvested	95,768	1,019,832	55,242	565,004
Conversions to Class A	(946,157)	(10,301,117)	(390,297)	(3,961,521)
Redemptions	(1,077,403)	(11,527,918)	(824,816)	(8,401,050)
Net increase (decrease)	2,015,721	21,851,377	(824,524)	(8,394,462)
Class C shares
Subscriptions	2,047,435	21,824,775	603,118	6,213,417
Fund merger	2,549,594	27,611,177	—	—
Distributions reinvested	101,579	1,078,784	34,490	354,194
Redemptions	(826,444)	(8,795,070)	(234,253)	(2,399,895)
Net increase	3,872,164	41,719,666	403,355	4,167,716
Class R shares
Subscriptions	3,819	41,085	243	2,500
Distributions reinvested	9	95	—	—
Net increase	3,828	41,180	243	2,500
Class R4 shares
Subscriptions	—	—	—	—
Fund merger	4,875	52,653	—	—
Distributions reinvested	95	1,007	—	—
Net increase	4,970	53,660	—	—
Class Z shares
Subscriptions	157,693	1,684,231	8,379	87,942
Distributions reinvested	2,341	24,763	14	152
Redemptions	(26,808)	(284,370)	—	—
Net increase	133,226	1,424,624	8,393	88,094
Total net increase (decrease)	51,019,539	550,813,260	(1,196,279)	(11,985,452)

(a)	Class R and Class Z shares are for the period from September 27, 2010 (commencement of operations) to January 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT	19

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

Class A	Year ended Jan. 31,						Year ended May 31, 2007
Per share data	2012	2011		2010	2009	2008(a)
Net asset value, beginning of period	$10.58	$9.76		$8.24	$10.27	$10.79	$9.98
Income from investment operations:
Net investment income	0.37	0.35		0.35	0.38	0.30	0.42
Net realized and unrealized gain (loss)	0.30	0.87		1.55	(2.03)	(0.39)	0.84
Total from investment operations	0.67	1.22		1.90	(1.65)	(0.09)	1.26
Less distributions to shareholders from:
Net investment income	(0.40)	(0.40)		(0.38)	(0.38)	(0.36)	(0.45)
Net realized gains	—	—		—	—	(0.07)	—
Tax return of capital	—	(0.00	)(b)	—	—	—	—
Total distributions to shareholders	(0.40)	(0.40)		(0.38)	(0.38)	(0.43)	(0.45)
Net asset value, end of period	$10.85	$10.58		$9.76	$8.24	$10.27	$10.79
Total return	6.48%	12.72%		23.35%	(16.43% )	(0.84% )	12.89%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.42%	0.44%		0.42%	0.41%	0.40% (d)	0.46%
Net expenses after fees waived or expenses reimbursed(e)	0.42%	0.44%		0.42%	0.41%	0.40% (d)	0.45%
Net investment income	3.50%	3.42%		3.87%	3.75%	4.26% (d)	4.02%
Supplemental data
Net assets, end of period (in thousands)	$692,920	$199,434		$191,609	$186,971	$260,429	$197,480
Portfolio turnover	31%	28%		41%	39%	19%	27%

Notes to Financial Highlights

(a)	For the period from June 1, 2007 to January 31, 2008. During the period, the Fund’s fiscal year end was changed from May 31 to January 31.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT

Class B	Year ended Jan. 31,						Year ended May 31, 2007
Per share data	2012	2011		2010	2009	2008(a)
Net asset value, beginning of period	$10.62	$9.79		$8.23	$10.25	$10.77	$9.97
Income from investment operations:
Net investment income	0.29	0.27		0.28	0.31	0.25	0.35
Net realized and unrealized gain (loss)	0.30	0.88		1.54	(2.02)	(0.39)	0.83
Total from investment operations	0.59	1.15		1.82	(1.71)	(0.14)	1.18
Less distributions to shareholders from:
Net investment income	(0.31)	(0.32)		(0.26)	(0.31)	(0.31)	(0.38)
Net realized gains	—	—		—	—	(0.07)	—
Tax return of capital	—	(0.00	)(b)	—	—	—	—
Total distributions to shareholders	(0.31)	(0.32)		(0.26)	(0.31)	(0.38)	(0.38)
Net asset value, end of period	$10.90	$10.62		$9.79	$8.23	$10.25	$10.77
Total return	5.67%	11.91%		22.38%	(17.00% )	(1.34% )	12.01%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.17%	1.19%		1.18%	1.16%	1.15% (d)	1.22%
Net expenses after fees waived or expenses reimbursed(e)	1.17%	1.19%		1.18%	1.16%	1.15% (d)	1.21%
Net investment income	2.74%	2.61%		3.06%	2.96%	3.50% (d)	3.27%
Supplemental data
Net assets, end of period (in thousands)	$40,756	$18,295		$24,940	$27,939	$42,118	$33,369
Portfolio turnover	31%	28%		41%	39%	19%	27%

Notes to Financial Highlights

(a)	For the period from June 1, 2007 to January 31, 2008. During the period, the Fund’s fiscal year end was changed from May 31 to January 31.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT	21

Financial Highlights (continued)

Class C	Year ended Jan. 31,						Year ended May 31, 2007
Per share data	2012	2011		2010	2009	2008(a)
Net asset value, beginning of period	$10.61	$9.79		$8.24	$10.26	$10.78	$9.99
Income from investment operations:
Net investment income	0.29	0.28		0.29	0.31	0.25	0.35
Net realized and unrealized gain (loss)	0.31	0.86		1.53	(2.02)	(0.39)	0.82
Total from investment operations	0.60	1.14		1.82	(1.71)	(0.14)	1.17
Less distributions to shareholders from:
Net investment income	(0.32)	(0.32)		(0.27)	(0.31)	(0.31)	(0.38)
Net realized gains	—	—		—	—	(0.07)	—
Tax return of capital	—	(0.00	)(b)	—	—	—	—
Total distributions to shareholders	(0.32)	(0.32)		(0.27)	(0.31)	(0.38)	(0.38)
Net asset value, end of period	$10.89	$10.61		$9.79	$8.24	$10.26	$10.78
Total return	5.73%	11.84%		22.35%	(16.97% )	(1.33% )	11.91%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.17%	1.20%		1.17%	1.16%	1.15% (d)	1.21%
Net expenses after fees waived or expenses reimbursed(e)	1.17%	1.20%		1.17%	1.16%	1.15% (d)	1.20%
Net investment income	2.76%	2.72%		3.16%	3.00%	3.53% (d)	3.27%
Supplemental data
Net assets, end of period (in thousands)	$60,381	$17,732		$12,407	$9,282	$11,685	$8,088
Portfolio turnover	31%	28%		41%	39%	19%	27%

Notes to Financial Highlights

(a)	For the period from June 1, 2007 to January 31, 2008. During the period, the Fund’s fiscal year end was changed from May 31 to January 31.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT

Class R	Year ended Jan. 31,
Per share data	2012	2011(a)
Net asset value, beginning of period	$10.63	$10.29
Income from investment operations:
Net investment income	0.30	0.17
Net realized and unrealized gain	0.35	0.33
Total from investment operations	0.65	0.50
Less distributions to shareholders from:
Net investment income	(0.37)	(0.16)
Tax return of capital	—	(0.00	)(b)
Total distributions to shareholders	(0.37)	(0.16)
Net asset value, end of period	$10.91	$10.63
Total return	6.29%	4.88%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.73%	0.63%	(d)
Net expenses after fees waived or expenses reimbursed(e)	0.66%	0.63%	(d)
Net investment income	2.90%	4.84%	(d)
Supplemental data
Net assets, end of period (in thousands)	$44	$3
Portfolio turnover	31%	28%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT	23

Financial Highlights (continued)

Class R4	Year ended Jan. 31,						Year ended May 31, 2007
Per share data	2012	2011		2010	2009	2008(a)
Net asset value, beginning of period	$10.59	$9.77		$8.26	$10.28	$10.80	$9.99
Income from investment operations:
Net investment income	0.38	0.35		0.36	0.42	0.33	0.43
Net realized and unrealized gain (loss)	0.31	0.87		1.54	(2.01)	(0.34)	0.84
Total from investment operations	0.69	1.22		1.90	(1.59)	(0.01)	1.27
Less distributions to shareholders from:
Net investment income	(0.41)	(0.40)		(0.39)	(0.43)	(0.44)	(0.46)
Net realized gains	—	—		—	—	(0.07)	—
Tax return of capital	—	(0.00	)(b)	—	—	—	—
Total distributions to shareholders	(0.41)	(0.40)		(0.39)	(0.43)	(0.51)	(0.46)
Net asset value, end of period	$10.87	$10.59		$9.77	$8.26	$10.28	$10.80
Total return	6.64%	12.74%		23.31%	(15.93% )	(0.08% )	13.02%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.35%	0.43%		0.36%	0.37%	0.37% (d)	0.42%
Net expenses after fees waived or expenses reimbursed(e)	0.35%	0.42%		0.36%	0.08%	0.08% (d)	0.29%
Net investment income	3.58%	3.45%		3.95%	3.90%	4.32% (d)	4.39%
Supplemental data
Net assets, end of period (in thousands)	$65	$11		$10	$8	$34	$107
Portfolio turnover	31%	28%		41%	39%	19%	27%

Notes to Financial Highlights

(a)	For the period from June 1, 2007 to January 31, 2008. During the period, the Fund’s fiscal year end was changed from May 31 to January 31.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT

Class Z	Year ended Jan. 31,
Per share data	2012	2011(a)
Net asset value, beginning of period	$10.59	$10.29
Income from investment operations:
Net investment income	0.41	0.09
Net realized and unrealized gain	0.29	0.39
Total from investment operations	0.70	0.48
Less distributions to shareholders from:
Net investment income	(0.43)	(0.18)
Tax return of capital	—	(0.00	)(b)
Total distributions to shareholders	(0.43)	(0.18)
Net asset value, end of period	$10.86	$10.59
Total return	6.79%	4.67%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.17%	0.47%	(d)
Net expenses after fees waived or expenses reimbursed(e)	0.17%	0.17%	(d)
Net investment income	3.87%	2.44%	(d)
Supplemental data
Net assets, end of period (in thousands)	$1,537	$89
Portfolio turnover	31%	28%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to January 31, 2011.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT	25

Notes to Financial Statements

January 31, 2012

Note 1. Organization

Columbia Income Builder Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective March 7, 2011, the Fund, formerly a series of RiverSource Income Series, Inc., a Minnesota corporation, was reorganized into a newly formed series of the Trust.

The Fund is a “fund-of-funds” and invests in a combination of underlying affiliated funds* for which Columbia Management Investment Advisers, LLC (Columbia Management), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or an affiliate acts as investment manager or principal underwriter. Columbia Management is the Investment Manager for the Funds.

*	For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Fund’s most recent prospectus.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R, Class R4 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange on the valuation date.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

26	COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared and paid monthly. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

The Fund does not pay the Investment Manager a direct management fee for managing its assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as “acquired funds”) in which the Fund invests. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT	27

Notes to Financial Statements (continued)

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended January 31, 2012, other expenses paid to this company were $1,083.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Total transfer agent fees for Class R4 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to the share class.

For the year ended January 31, 2012, the Fund’s effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.11%
Class B	0.11
Class C	0.11
Class R	0.16
Class R4	0.05
Class Z	0.11

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the year ended January 31, 2012, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

28	COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $4,733,000 and $378,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $888,996 for Class A, $31,114 for Class B and $8,788 for Class C shares for the year ended January 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective April 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund), through March 31, 2012, unless sooner terminated at the sole discretion of the Board, so that net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of each Fund’s average daily net assets:

Class A	0.45%
Class B	1.20
Class C	1.20
Class R	0.70
Class R4	0.43
Class Z	0.20

Prior to April 1, 2011, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of each Fund’s average daily net assets:

Class A	0.45%
Class B	1.21
Class C	1.20
Class R	0.70
Class R4	0.42
Class Z	0.20

Effective April 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through May 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, will not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.45%
Class B	1.20
Class C	1.20
Class R	0.70
Class R4	0.42
Class Z	0.20

COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT	29

Notes to Financial Statements (continued)

Under the agreements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Reorganization (see Note 7) costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund’s shareholders during the first year following the Reorganization.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

For the year ended January 31, 2012, these differences are primarily due to deferral/reversal of wash sale losses and short-term capital gain from underlying funds. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets in the Statement of Assets and Liabilities. Temporary differences do not require reclassifications. In the Statement of Assets and Liabilities the following reclassifications were made:

Undistributed net investment income	$2,679,633
Accumulated net realized loss	(2,730,484)
Paid-in capital	50,851

Net investment income and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years indicated was as follows:

Year ended January 31,	2012	2011
Ordinary income	$25,213,940	$8,654,910
Tax return of capital	—	4,953

Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.

At January 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$127,184
Undistributed accumulated long-term gain	—
Accumulated realized loss	(89,010,344)
Unrealized appreciation	31,444,550

At January 31, 2012, the cost of investments for federal income tax purposes was $763,881,148 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$39,662,052
Unrealized depreciation	(8,217,118)
Net unrealized appreciation	$31,444,934

The following capital loss carryforward, determined at January 31, 2012, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2017	$76,275,181
2018	11,352,492
2019	1,382,671
Total	$89,010,344

The Fund acquired $97,845,265 of capital loss carryforward in connection with the Fund mergers (Note 7). In addition to the acquired capital loss carryforward, the Fund also acquired unrealized capital gains as a result of the mergers. The yearly utilization of acquired capital loss carryforward may be limited by the Internal Revenue Code.

30	COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

For the year ended January 31, 2012, $29,020,752 of capital loss carryforward was utilized.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of underlying funds aggregated to $208,295,679 and $204,340,756, respectively, for the year ended January 31, 2012.

Transactions to realign the Fund’s portfolio following the mergers (as described in Note 7) are excluded for purposes of calculating the Fund’s portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $23,900,000 and $22,300,000, respectively.

Note 6. Investments in Underlying Affiliated Funds Over 5%

The Fund does not invest in the underlying funds for the purpose of exercising management or control. At January 31, 2012, the Fund held the following positions, which exceeded 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held
Columbia International Bond Fund	25.18%
Columbia Large Value Quantitative	13.29
Columbia Floating Rate Fund	12.63
Columbia Absolute Return Currency and Income Fund	12.35
Columbia Absolute Return Multi-Strategy Fund	11.60
Columbia Emerging Markets Bond Fund	11.51
Columbia U.S. Government Mortgage Fund	8.89
Columbia Real Estate Equity Fund	7.90
Columbia Inflation Protected Securities Fund	7.37
Columbia High Yield Bond Fund	7.27

Note 7. Fund Merger

At the close of business on April 8, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia Income Builder Fund II and Columbia Income Builder Fund III, both a series of RiverSource Income Series, Inc. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $245,366,610 and the combined net assets immediately after the acquisitions were $799,492,386.

The merger was accomplished by a tax-free exchange of 34,662,550 shares of Columbia Income Builder Fund II valued at $364,450,460 (including $34,155,336 of unrealized appreciation) and 18,017,128 shares of Columbia Income Builder Fund III valued at $189,675,316 (including $20,195,052 of unrealized appreciation).

COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT	31

Notes to Financial Statements (continued)

In exchange for shares of Columbia Income Builder Fund II and Columbia Income Builder Fund III, the Fund issued the following number of shares:

Columbia Income Builder Fund II	Shares
Class A	29,831,147
Class B	2,329,089
Class C	1,602,236
Class R4	974

Columbia Income Builder Fund III	Shares
Class A	15,400,061
Class B	1,216,311
Class C	947,358
Class R4	3,901

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, Columbia Income Builder Fund II’s and Columbia Income Builder Fund III’s cost of investments were carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the mergers. Because the combined investment portfolios have been managed as a single integrated portfolio since the mergers were completed, it is not practicable to separate the amounts of revenue and earnings of Columbia Income Builder Fund II and Columbia Income Builder Fund III that have been included in the combined Fund’s Statement of Operations since the mergers were completed.

Assuming the mergers had been completed on February 1, 2011, the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended January 31, 2012, would have been approximately $27.3 million, $36.9 million, $(14.9) million and $49.3 million, respectively.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (currently branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief

32	COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT

on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT	33

Report of Independent Registered Public

Accounting Firm

To the Board of Directors and Shareholders of

Columbia Income Builder Fund:

We have audited the accompanying statement of assets and liabilities, including investments in affiliated funds, of Columbia Income Builder Fund (the Fund) (one of the portfolios constituting the Columbia Funds Series Trust II) as of January 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from June 1, 2007 to January 31, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the period ended May 31, 2007, were audited by other auditors whose report dated July 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Income Builder Fund of the Columbia Funds Series Trust II as of January 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period from June 1, 2007 to January 31, 2008, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

March 26, 2012

34	COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT

Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended January 31, 2012

Income distributions — the Fund designates the following tax attributes for distributions:
Qualified Dividend Income for individuals	17.56%
Dividends Received Deduction for corporations	14.93%
U.S. Government Obligations	8.17%
Foreign Taxes Paid	$54,766
Foreign Source Income	$2,283,161

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT	35

Board Members and Officers

Shareholders elect the Board that oversees the funds’ operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the funds’ Board members, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Under current Board policy, members may serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as a member of the Board.

On Sept. 29, 2009, Ameriprise Financial, the parent company of Columbia Management, entered into an agreement with Bank of America, N.A. (“Bank of America”) to acquire a portion of the asset management business of Columbia Management Group, LLC and certain of its affiliated companies (the “Transaction”). Following the Transaction, which became effective on May 1, 2010, various alignment activities have occurred with respect to the Fund Family. In connection with the Transaction, Mr. Edward J. Boudreau, Jr., Mr. William P. Carmichael, Mr. William A. Hawkins, Mr. R. Glenn Hilliard, Mr. John J. Nagorniak, Ms. Minor M. Shaw and Dr. Anthony M. Santomero, who were members prior to the Transaction of the Legacy Columbia Nations funds’ Board (“Nations Funds”), which includes Columbia Funds Series Trust, Columbia Funds Variable Insurance Trust I and Columbia Funds Master Investment Trust, LLC, began service on the Board for the Legacy RiverSource funds (“RiverSource Funds”) effective June 1, 2011, which resulted in an overall increase from twelve Trustees to sixteen for all mutual funds overseen by the Board.

Independent Board Members

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/ trusteeships (within past 5 years)
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 57	Board member since 1/06 for RiverSource Funds and since 6/11 for Nations Funds	Attorney; Chief Justice, Minnesota Supreme Court, 1998-2006	153	None
Edward J. Boudreau, Jr. 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 67	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, E.J. Boudreau & Associates (consulting) since 2000	146	Former Trustee, BofA Funds Series Trust (11 funds)
Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 57	Board member since 7/07 for RiverSource Funds and since 6/11 for Nations Funds	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	153	None
William P. Carmichael 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 68	Board member since 6/11 for RiverSource Funds and since 1999 for Nations Funds	Retired	146	Director, Cobra Electronics Corporation (electronic equipment manufacturer); The Finish Line (athletic shoes and apparel); McMoRan Exploration Company (oil and gas exploration and development); Former Trustee, BofA Funds Series Trust (11 funds); former Director, Spectrum Brands, Inc. (consumer products); former Director, Simmons Company (bedding)

36	COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT

Independent Board Members (continued)

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/ trusteeships (within past 5 years)
Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 61	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	153	None
William A. Hawkins 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 69	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, Overton Partners (financial consulting), since August 2010; President and Chief Executive Officer, California General Bank, N.A., January 2008-August 2010	146	Trustee, BofA Funds Series Trust (11 funds)
R. Glenn Hilliard 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 69	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Chairman and Chief Executive Officer, Hilliard Group LLC (investing and consulting), since April 2003; Non-Executive Director & Chairman, CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003 —May 2011	146	Chairman, BofA Fund Series Trust (11 funds); former Director, CNO Financial Group, Inc. (insurance)
Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 73	Chair of the Board for RiverSource Funds since 1/07, Board member for RiverSource Funds since 1/02 and since 6/11 for Nations Funds	President Emeritus and Professor of Economics Emeritus, Carleton College	153	Valmont Industries, Inc. (manufactures irrigation systems)
John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 68	Board member since 12/06 for Legacy Seligman Funds, since 12/08 for RiverSource Funds and since 6/11 for Nations Funds	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	153	None
John J. Nagorniak 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 67	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Retired; President and Director, Foxstone Financial, Inc. (consulting), 2000-2007; Director, Mellon Financial Corporation affiliates (investing), 2000-2007; Chairman, Franklin Portfolio Associates (investing — Mellon affiliate) 1982-2007	146	Trustee, Research Foundation of CFA Institute; Director, MIT Investment Company; Trustee, MIT 401k Plan; former Trustee, BofA Funds Series Trust (11 funds)
Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 59	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	153	None

COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT	37

Board Members and Officers (continued)

Independent Board Members (continued)

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/ trusteeships (within past 5 years)
Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 70	Board member since 2000 for legacy Seligman Funds, since 11/08 for RiverSource Funds and since 6/11 for Nations Funds	Counsel, Lewis & Munday, P.C. since 2004; former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation	153	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)
Minor M. Shaw 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 64	Board member since 6/11 for RiverSource Funds and since 2003 for Nations Funds	President — Micco LLC (private investments)	146	Former Trustee, BofA Funds Series Trust (11 funds); Piedmont Natural Gas; Director, Blue Cross Blue Shield of South Carolina
Alison Taunton-Rigby 901 S. Marquette Ave Minneapolis, MN 55402 Age 67	Board member since 11/02 for RiverSource Funds and since 6/11 for Nations Funds	Chief Executive Officer and Director, RiboNovix, Inc. 2003-2010 (biotechnology); former President, Aquila Biopharmaceuticals	153	Director, Healthways, Inc. (health management programs); Director, ICI Mutual Insurance Company, RRG; Director, Abt Associates (government contractor)

Interested Board Member Not Affiliated with Investment Manager*

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/ trusteeships (within past 5 years)
Anthony M. Santomero* 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 65	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, since 2002; Senior Advisor, McKinsey & Company (consulting), 2006-2008; President and Chief Executive Officer, Federal Reserve Bank of Philadelphia, 2000-2006	146	Director, Renaissance Reinsurance Ltd.; Trustee, Penn Mutual Life Insurance Company; Director, Citigroup; Director, Citibank, N.A.; former Trustee, BofA Funds Series Trust (11 funds)
*	Dr. Santomero is not an affiliated person of the investment manager or Ameriprise Financial. However, he is currently deemed by the funds to be an “interested person” (as defined in the 1940 Act) of the funds because he serves as a Director of Citigroup, Inc. and Citibank N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the funds or accounts advised/managed by the investment manager.

38	COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT

Interested Board Member Affiliated with Investment Manager*

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/ trusteeships (within past 5 years)
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 51	Board member since 11/01 for RiverSource Funds and since 6/11 for Nations Funds; Senior Vice President since 2002	Chairman of the Board and President, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 and February 2012, respectively (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Chief Executive Officer, U.S. Asset Management & President, Annuities, Ameriprise Financial, Inc. since May 2010 (previously President — U.S. Asset Management and Chief Investment Officer, 2005-April 2010); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director and Chief Executive Officer, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 and February 2012, respectively (previously Chairman of the Board and Chief Executive Officer, 2006-April 2010).	153	None
*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The SAI has additional information about the Fund’s Board members and is available, without charge, upon request by calling 800.345.6611; contacting your financial intermediary; or visiting columbiamanagement.com.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Senior Vice President, the funds’ other officers are:

Name, address, age	Position held with funds and length of service	Principal occupation during past five years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Age 47	President and Principal Executive Officer since 5/10 for RiverSource Funds and 2009 for Nations Funds	Senior Vice President and General Manager — Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Columbia Management Advisors, LLC, December 2004-April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008-January 2009; Treasurer, Columbia Funds, October 2003-May 2008
Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 46	Vice President since 12/06 for RiverSource Funds and 5/10 for Nations Funds	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009-April 2010 and Vice President — Asset Management and Trust Company Services, 2006-2009)
Michael G. Clarke 225 Franklin Street Boston, MA 02110 Age 42	Treasurer since 1/11 and Chief Financial Officer since 4/11 for RiverSource Funds and Treasurer since 3/11 and Chief Financial Officer since 2009 for Nations Funds	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, September 2004 — April 2010; senior officer of Columbia Funds and affiliated funds since 2002

COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT	39

Board Members and Officers (continued)

Name, address, age	Position held with funds and length of service	Principal occupation during past five years
Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 52	Senior Vice President and Chief Legal Officer since 12/06 and Assistant Secretary since 6/11 for RiverSource Funds and Senior Vice President and Chief Legal Officer since 5/10 and Assistant Secretary since 6/11 for Nations Funds	Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel — Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel — Asset Management, 2005-April 2010); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006
Colin Moore 225 Franklin Street Boston, MA 02110 Age 53	Senior Vice President since 5/10 for RiverSource Funds and Nations Funds	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007-April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002-September 2007
Thomas P. McGuire 225 Franklin Street Boston, MA 02110 Age 40	Interim Chief Compliance Officer since 3/12	Vice President — Asset Management Compliance, Columbia Management Investment Advisers, LLC since 2010; Chief Compliance Officer, Ameriprise Certificate Company, since September 2010; Compliance Executive, Bank of America, 2005-2010
Stephen T. Welsh 225 Franklin Street Boston, MA 02110 Age 54	Vice President since 4/11 for RiverSource Funds and 2006 for Nations Funds	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc., July 2004 — April 2010; Managing Director, Columbia Management Distributors, Inc., August 2007 — April 2010
Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 42	Vice President and Secretary since 4/11 for RiverSource Funds and 3/11 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel, April 2004 — January 2010); Assistant Secretary of Legacy RiverSource Funds, January 2007-April 2011 and of the Nations Funds, May 2010-March 2011
Paul D. Pearson 10468 Ameriprise Financial Center Minneapolis, MN 55474 Age 55	Vice President since 4/11 and Assistant Treasurer since 1/99 for RiverSource Funds and Vice President and Assistant Treasurer since 6/11 for Nations Funds	Vice President — Investment Accounting, Columbia Management Investment Advisers, LLC, since May 2010; Vice President — Managed Assets, Investment Accounting, Ameriprise Financial Corporation, February 1998 — May 2010

40	COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT

Name, address, age	Position held with funds and length of service	Principal occupation during past five years
Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 Age 43	Vice President and Chief Accounting Officer since 4/11 and Vice President since 3/11 and Chief Accounting Officer since 2008 for Nations Funds	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC, January 2006 — April 2010;
Paul B. Goucher 100 Park Avenue New York, NY 10017 Age 43	Vice President since 4/11 and Assistant Secretary since 11/08 for RiverSource Funds and 5/1/10 for Nations Funds	Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel, November 2008 — January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman), July 2008 — November 2008 and Managing Director and Associate General Counsel of Seligman, January 2005 — July 2008
Michael E. DeFao 225 Franklin Street Boston, MA 02110 Age 44	Vice President since 4/11 and Assistant Secretary since 5/10 for RiverSource Funds and 2011 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial since May 2010; Associate General Counsel, Bank of America, June 2005 — April 2010

COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT	41

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

42	COLUMBIA INCOME BUILDER FUND — 2012 ANNUAL REPORT

Columbia Income Builder Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Funds’ current prospectus. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6413 C (3/12)

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.

(b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that independent directors Edward J. Boudreau, Pamela G. Carlton, William P. Carmichael, William A. Hawkins and John F. Maher, each qualify as audit committee financial experts.

Item 4.	Principal Accountant Fees and Services

Fee information below is disclosed for the six series of the registrant whose reports to stockholders are included in this annual filing. The comparative information for fiscal year ended January 31, 2011 includes fees paid by six series that were re-domiciled into the registrant on March 7, 2011.

(a)	Audit Fees. The fees for the years ended January 31 indicated below, charged by Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for Columbia Funds Series Trust II were as follows:

2012: $101,682	2011: $101,682

(b)	Audit-Related Fees. The fees for the years ended January 31 indicated below, charged by Ernst & Young LLP for audit-related services rendered to the registrant related to the semiannual financial statement review and other consultations and services required to complete the audit for Columbia Funds Series Trust II were as follows:

2012: $3,550	2011: $9,736

The fees for the years ended January 31 indicated below, charged by Ernst & Young LLP for audit-related services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were required to be pre-approved by the registrant’s Audit Committee related to an internal controls review in 2012 and 2011 and review of yield calculations in 2012 were as follows:

2012: $175,753	2011: $96,000

(c)	Tax Fees. The fees for the years ended January 31 indicated below, charged by Ernst & Young LLP for tax compliance related services rendered to Columbia Funds Series Trust II were as follows:

2012: $17,274	2011: $17,394

The fees for the years ended January 31 indicated below, charged by Ernst & Young LLP for tax services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were required to be pre-approved by the registrant’s Audit Committee related to a subscription to a tax database in 2012 and 2011 and tax consulting services in 2011 were as follows:

2012: $74,523	2011: $116,840

(d)	All Other Fees. The fees for the years ended January 31 indicated below, charged by Ernst & Young LLP for additional professional services rendered to Columbia Funds Series Trust II were as follows:

2012: $0	2011: $0

The fees for the years ended January 31 indicated below, charged by Ernst & Young LLP for other services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were required to be pre-approved by the registrant’s Audit Committee were as follows:

2012: $0	2011: $0

(e)(1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and for the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the registrant’s Audit Committee.

(e)	(2) 100% of the services performed for items (b) through (d) above during 2012 and 2011 were pre-approved by the registrant’s Audit Committee.

(f)	Not applicable.

(g)	Non-Audit Fees. The fees for the years ended January 31 indicated below, charged by Ernst & Young LLP to the registrant for non-audit fees and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

2012: $4,246,306	2011: $2,465,931

(h)	The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants. Not applicable.

Item 6.	Investments.

(a)	The registrant’s “Schedule 1 – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR, is attached as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.